UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21780

MFS SERIES TRUST XII

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: April 30*

Date of reporting period: October 31, 2017

*	This Form N-CSR pertains to the following series of the Registrant: MFS Lifetime Income Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, MFS Lifetime 2055 Fund, and MFS Lifetime 2060 Fund. The remaining series of the Registrant has a fiscal year end of October 31.

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

October 31, 2017

MFS® LIFETIME® FUNDS

MFS® Lifetime® Income Fund

MFS® Lifetime® 2020 Fund

MFS® Lifetime® 2025 Fund

MFS® Lifetime® 2030 Fund

MFS® Lifetime® 2035 Fund

MFS® Lifetime® 2040 Fund

MFS® Lifetime® 2045 Fund

MFS® Lifetime® 2050 Fund

MFS® Lifetime® 2055 Fund

MFS® Lifetime® 2060 Fund

LTF-SEM

MFS® LIFETIME® FUNDS

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Despite policy uncertainty accompanying a new presidential administration in the United States and unease over ongoing Brexit negotiations, most markets have proved resilient. U.S. share prices have reached new highs in recent months although the U.S. Federal Reserve has continued to gradually hike interest rates and has begun to shrink its balance sheet. However, rates in most developed markets remain very low, with major central banks outside of the U.S. just now beginning to contemplate curbing accommodative monetary policies.

Globally, we’ve experienced a year-long synchronized upturn in economic growth. Despite better growth, there are few immediate signs of worrisome inflation amid muted wage gains around the world. Emerging market economies have been boosted in part by a weaker U.S. dollar and are recovering despite lingering concerns over the potential for restrictive U.S. trade policies. Commodity markets have recovered somewhat in response to solid global demand and robust global trade, though not enough to rekindle inflation fears.

At MFS®, we believe having a disciplined, long-term investment approach through a full market cycle is essential to capturing the best opportunities while also managing risk. In our view, such a strategy, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

December 15, 2017

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

MFS Lifetime Income Fund

Portfolio target allocation

Portfolio holdings
MFS Total Return Bond Fund	20.0%
MFS Limited Maturity Fund	19.9%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	10.0%
MFS Global Bond Fund	5.0%
MFS High Income Fund	3.0%
MFS Blended Research Mid Cap Equity Fund	3.0%
MFS Blended Research International Equity Fund	2.5%
MFS Growth Fund	2.0%
MFS Blended Research Growth Equity Fund	2.0%
MFS Emerging Markets Debt Fund	2.0%
MFS Research Fund	2.0%
MFS Blended Research Core Equity Fund	2.0%
MFS Absolute Return Fund	2.0%
MFS Blended Research Value Equity Fund	2.0%
MFS Value Fund	1.9%
MFS Mid Cap Growth Fund	1.5%
MFS Research International Fund	1.5%
MFS Mid Cap Value Fund	1.5%
MFS Commodity Strategy Fund	1.0%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS Global Real Estate Fund	1.0%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS New Discovery Fund	0.5%
MFS International Growth Fund	0.5%
MFS International Value Fund	0.5%
MFS New Discovery Value Fund	0.5%
Cash & Cash Equivalents	0.2%

Portfolio actual allocation

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS Lifetime Funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS Lifetime Funds’ subscriptions/redemptions get the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS Lifetime Funds’ Statements of Assets and Liabilities until the trades with the underlying funds settle. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of October 31, 2017.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2020 Fund

Portfolio target allocation

Portfolio holdings
MFS Total Return Bond Fund	17.1%
MFS Limited Maturity Fund	14.1%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	10.0%
MFS Global Bond Fund	5.0%
MFS High Income Fund	4.2%
MFS Blended Research Mid Cap Equity Fund	3.6%
MFS Blended Research International Equity Fund	3.4%
MFS Growth Fund	2.6%
MFS Blended Research Growth Equity Fund	2.6%
MFS Research Fund	2.6%
MFS Emerging Markets Debt Fund	2.6%
MFS Blended Research Core Equity Fund	2.6%
MFS Blended Research Value Equity Fund	2.6%
MFS Value Fund	2.5%
MFS Absolute Return Fund	2.0%
MFS Mid Cap Growth Fund	1.8%
MFS Research International Fund	1.8%
MFS Mid Cap Value Fund	1.8%
MFS Emerging Markets Debt Local Currency Fund	1.6%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS Commodity Strategy Fund	1.0%
MFS Global Real Estate Fund	1.0%
MFS International Value Fund	0.8%
MFS International Growth Fund	0.8%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
Cash & Cash Equivalents	(0.1)%

Portfolio actual allocation

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS Lifetime Funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS Lifetime Funds’ subscriptions/redemptions get the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS Lifetime Funds’ Statements of Assets and Liabilities until the trades with the underlying funds settle. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

From time to time Cash & Cash Equivalents may be negative due to timing of cash receipts.

Percentages are based on net assets as of October 31, 2017.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2025 Fund

Portfolio target allocation

Portfolio holdings
MFS Total Return Bond Fund	10.9%
MFS Government Securities Fund	10.0%
MFS Inflation-Adjusted Bond Fund	8.2%
MFS Blended Research Mid Cap Equity Fund	5.7%
MFS Blended Research International Equity Fund	5.1%
MFS High Income Fund	5.0%
MFS Global Bond Fund	5.0%
MFS Limited Maturity Fund	4.1%
MFS Growth Fund	3.6%
MFS Blended Research Growth Equity Fund	3.6%
MFS Research Fund	3.6%
MFS Blended Research Core Equity Fund	3.6%
MFS Blended Research Value Equity Fund	3.6%
MFS Value Fund	3.5%
MFS Emerging Markets Debt Fund	3.0%
MFS Mid Cap Growth Fund	2.9%
MFS Mid Cap Value Fund	2.9%
MFS Research International Fund	2.6%
MFS Commodity Strategy Fund	2.2%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Global Real Estate Fund	1.5%
MFS Absolute Return Fund	1.4%
MFS International Value Fund	1.3%
MFS International Growth Fund	1.3%
MFS Blended Research Small Cap Equity Fund	1.3%
MFS New Discovery Fund	0.6%
MFS New Discovery Value Fund	0.6%
MFS International New Discovery Fund	0.6%
Cash & Cash Equivalents	0.3%

Portfolio actual allocation

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS Lifetime Funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS Lifetime Funds’ subscriptions/redemptions get the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS Lifetime Funds’ Statements of Assets and Liabilities until the trades with the underlying funds settle. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of October 31, 2017.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2030 Fund

Portfolio target allocation

Portfolio holdings
MFS Blended Research Mid Cap Equity Fund	8.2%
MFS Blended Research International Equity Fund	7.4%
MFS Inflation-Adjusted Bond Fund	5.8%
MFS Total Return Bond Fund	5.0%
MFS High Income Fund	5.0%
MFS Growth Fund	4.9%
MFS Blended Research Growth Equity Fund	4.9%
MFS Blended Research Value Equity Fund	4.9%
MFS Value Fund	4.8%
MFS Mid Cap Growth Fund	4.1%
MFS Mid Cap Value Fund	4.1%
MFS Government Securities Fund	4.1%
MFS Research Fund	4.0%
MFS Blended Research Core Equity Fund	4.0%
MFS Commodity Strategy Fund	3.6%
MFS Research International Fund	3.3%
MFS Global Bond Fund	3.2%
MFS Emerging Markets Debt Fund	3.0%
MFS Global Real Estate Fund	2.6%
MFS International Value Fund	2.1%
MFS International Growth Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Blended Research Small Cap Equity Fund	1.8%
MFS International New Discovery Fund	1.6%
MFS Absolute Return Fund	1.0%
MFS New Discovery Fund	0.9%
MFS New Discovery Value Fund	0.9%
MFS Blended Research Emerging Markets Equity Fund	0.3%
MFS Emerging Markets Equity Fund	0.3%
Cash & Cash Equivalents	0.1%

Portfolio actual allocation

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS Lifetime Funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS Lifetime Funds’ subscriptions/redemptions get the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS Lifetime Funds’ Statements of Assets and Liabilities until the trades with the underlying funds settle. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of October 31, 2017.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2035 Fund

Portfolio target allocation

Portfolio holdings
MFS Blended Research Mid Cap Equity Fund	9.3%
MFS Blended Research International Equity Fund	9.2%
MFS Growth Fund	5.7%
MFS Blended Research Growth Equity Fund	5.6%
MFS Blended Research Value Equity Fund	5.6%
MFS Value Fund	5.6%
MFS Mid Cap Growth Fund	4.7%
MFS Mid Cap Value Fund	4.6%
MFS Commodity Strategy Fund	4.3%
MFS Inflation-Adjusted Bond Fund	4.3%
MFS Research Fund	4.0%
MFS Blended Research Core Equity Fund	4.0%
MFS Research International Fund	3.7%
MFS Global Real Estate Fund	3.6%
MFS High Income Fund	3.5%
MFS Total Return Bond Fund	2.9%
MFS International Value Fund	2.8%
MFS International Growth Fund	2.8%
MFS International New Discovery Fund	2.6%
MFS Blended Research Small Cap Equity Fund	2.1%
MFS Emerging Markets Debt Fund	2.1%
MFS Global Bond Fund	1.4%
MFS Emerging Markets Debt Local Currency Fund	1.4%
MFS New Discovery Fund	1.1%
MFS New Discovery Value Fund	1.1%
MFS Absolute Return Fund	0.7%
MFS Emerging Markets Equity Fund	0.6%
MFS Blended Research Emerging Markets Equity Fund	0.6%
Cash & Cash Equivalents	0.1%

Portfolio actual allocation

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS Lifetime Funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS Lifetime Funds’ subscriptions/redemptions get the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS Lifetime Funds’ Statements of Assets and Liabilities until the trades with the underlying funds settle. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of October 31, 2017.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2040 Fund

Portfolio target allocation

Portfolio holdings
MFS Blended Research International Equity Fund	10.5%
MFS Blended Research Mid Cap Equity Fund	9.8%
MFS Growth Fund	5.9%
MFS Blended Research Growth Equity Fund	5.9%
MFS Blended Research Value Equity Fund	5.9%
MFS Value Fund	5.9%
MFS Mid Cap Growth Fund	4.9%
MFS Mid Cap Value Fund	4.9%
MFS Commodity Strategy Fund	4.8%
MFS Global Real Estate Fund	4.6%
MFS Research Fund	4.0%
MFS Blended Research Core Equity Fund	4.0%
MFS Research International Fund	3.9%
MFS International New Discovery Fund	3.6%
MFS International Value Fund	3.3%
MFS International Growth Fund	3.3%
MFS Inflation-Adjusted Bond Fund	3.0%
MFS Total Return Bond Fund	2.6%
MFS Blended Research Small Cap Equity Fund	2.4%
MFS New Discovery Fund	1.2%
MFS New Discovery Value Fund	1.2%
MFS High Income Fund	1.1%
MFS Blended Research Emerging Markets Equity Fund	0.9%
MFS Emerging Markets Equity Fund	0.9%
MFS Emerging Markets Debt Fund	0.6%
MFS Global Bond Fund	0.4%
MFS Emerging Markets Debt Local Currency Fund	0.4%
MFS Absolute Return Fund	0.2%
Cash & Cash Equivalents	(0.1)%

Portfolio actual allocation

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS Lifetime Funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS Lifetime Funds’ subscriptions/redemptions get the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS Lifetime Funds’ Statements of Assets and Liabilities until the trades with the underlying funds settle. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

From time to time Cash & Cash Equivalents may be negative due to timing of cash receipts.

Percentages are based on net assets as of October 31, 2017.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2045 Fund

Portfolio target allocation

Portfolio holdings
MFS Blended Research International Equity Fund	11.0%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Growth Fund	6.0%
MFS Blended Research Growth Equity Fund	6.0%
MFS Blended Research Value Equity Fund	5.9%
MFS Value Fund	5.9%
MFS Mid Cap Growth Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS International New Discovery Fund	4.0%
MFS Research International Fund	4.0%
MFS Research Fund	4.0%
MFS Blended Research Core Equity Fund	4.0%
MFS International Value Fund	3.5%
MFS International Growth Fund	3.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Total Return Bond Fund	2.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
Cash & Cash Equivalents	0.2%

Portfolio actual allocation

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS Lifetime Funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS Lifetime Funds’ subscriptions/redemptions get the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS Lifetime Funds’ Statements of Assets and Liabilities until the trades with the underlying funds settle. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of October 31, 2017.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2050 Fund

Portfolio target allocation

Portfolio holdings
MFS Blended Research International Equity Fund	11.0%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Growth Fund	6.0%
MFS Blended Research Growth Equity Fund	6.0%
MFS Blended Research Value Equity Fund	6.0%
MFS Value Fund	5.9%
MFS Mid Cap Growth Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS International New Discovery Fund	4.0%
MFS Research International Fund	4.0%
MFS Research Fund	4.0%
MFS Blended Research Core Equity Fund	4.0%
MFS International Value Fund	3.5%
MFS International Growth Fund	3.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Total Return Bond Fund	2.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
Cash & Cash Equivalents	0.1%

Portfolio actual allocation

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS Lifetime Funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS Lifetime Funds’ subscriptions/redemptions get the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS Lifetime Funds’ Statements of Assets and Liabilities until the trades with the underlying funds settle. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of October 31, 2017.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2055 Fund

Portfolio target allocation

Portfolio holdings
MFS Blended Research International Equity Fund	10.9%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Growth Fund	6.0%
MFS Blended Research Growth Equity Fund	6.0%
MFS Blended Research Value Equity Fund	6.0%
MFS Value Fund	5.9%
MFS Mid Cap Growth Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS International New Discovery Fund	4.0%
MFS Research International Fund	4.0%
MFS Research Fund	4.0%
MFS Blended Research Core Equity Fund	4.0%
MFS International Value Fund	3.5%
MFS International Growth Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Total Return Bond Fund	2.5%
MFS New Discovery Fund	1.2%
MFS New Discovery Value Fund	1.2%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
Cash & Cash Equivalents	0.3%

Portfolio actual allocation

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS Lifetime Funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS Lifetime Funds’ subscriptions/redemptions get the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS Lifetime Funds’ Statements of Assets and Liabilities until the trades with the underlying funds settle. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of October 31, 2017.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2060 Fund

Portfolio target allocation

Portfolio holdings
MFS Blended Research International Equity Fund	10.8%
MFS Blended Research Mid Cap Equity Fund	9.8%
MFS Growth Fund	5.9%
MFS Blended Research Growth Equity Fund	5.9%
MFS Blended Research Value Equity Fund	5.9%
MFS Value Fund	5.9%
MFS Mid Cap Growth Fund	4.9%
MFS Commodity Strategy Fund	4.9%
MFS Mid Cap Value Fund	4.9%
MFS Global Real Estate Fund	4.9%
MFS International New Discovery Fund	3.9%
MFS Research International Fund	3.9%
MFS Research Fund	3.9%
MFS Blended Research Core Equity Fund	3.9%
MFS International Growth Fund	3.4%
MFS International Value Fund	3.4%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Blended Research Small Cap Equity Fund	2.4%
MFS Total Return Bond Fund	2.4%
Cash & Cash Equivalents	2.1%
MFS New Discovery Fund	1.2%
MFS New Discovery Value Fund	1.2%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%

Portfolio actual allocation

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS Lifetime Funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS Lifetime Funds’ subscriptions/redemptions get the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS Lifetime Funds’ Statements of Assets and Liabilities until the trades with the underlying funds settle. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of October 31, 2017.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLES

Fund expenses borne by the shareholders during the period, May 1, 2017 through October 31, 2017

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which each fund invests. Because the underlying funds have varied expenses and fee levels and each fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by each fund will vary. If these transactional and indirect costs were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2017 through October 31, 2017.

Actual Expenses

The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Tables – continued

MFS LIFETIME INCOME FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/17	Ending Account Value 10/31/17	Expenses Paid During Period (p) 5/01/17-10/31/17
A	Actual	0.25%	$1,000.00	$1,034.30	$1.28
	Hypothetical (h)	0.25%	$1,000.00	$1,023.95	$1.28
B	Actual	1.00%	$1,000.00	$1,030.46	$5.12
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
C	Actual	1.00%	$1,000.00	$1,031.30	$5.12
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
I	Actual	0.00%	$1,000.00	$1,036.41	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R1	Actual	1.00%	$1,000.00	$1,031.25	$5.12
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
R2	Actual	0.50%	$1,000.00	$1,033.84	$2.56
	Hypothetical (h)	0.50%	$1,000.00	$1,022.68	$2.55
R3	Actual	0.25%	$1,000.00	$1,034.30	$1.28
	Hypothetical (h)	0.25%	$1,000.00	$1,023.95	$1.28
R4	Actual	0.00%	$1,000.00	$1,036.41	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R6	Actual	0.00%	$1,000.00	$1,036.85	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
529A	Actual	0.29%	$1,000.00	$1,034.06	$1.49
	Hypothetical (h)	0.29%	$1,000.00	$1,023.74	$1.48
529B	Actual	1.05%	$1,000.00	$1,030.22	$5.37
	Hypothetical (h)	1.05%	$1,000.00	$1,019.91	$5.35
529C	Actual	1.05%	$1,000.00	$1,030.22	$5.37
	Hypothetical (h)	1.05%	$1,000.00	$1,019.91	$5.35

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Notes to Expense Table

For the MFS Lifetime Income Fund, each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class 529A shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

Expense Tables – continued

MFS LIFETIME 2020 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/17	Ending Account Value 10/31/17	Expenses Paid During Period (p) 5/01/17-10/31/17
A	Actual	0.24%	$1,000.00	$1,041.73	$1.24
	Hypothetical (h)	0.24%	$1,000.00	$1,024.00	$1.22
B	Actual	0.99%	$1,000.00	$1,038.16	$5.09
	Hypothetical (h)	0.99%	$1,000.00	$1,020.21	$5.04
C	Actual	0.99%	$1,000.00	$1,037.89	$5.09
	Hypothetical (h)	0.99%	$1,000.00	$1,020.21	$5.04
I	Actual	0.00%	$1,000.00	$1,042.98	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R1	Actual	0.99%	$1,000.00	$1,038.04	$5.09
	Hypothetical (h)	0.99%	$1,000.00	$1,020.21	$5.04
R2	Actual	0.49%	$1,000.00	$1,041.28	$2.52
	Hypothetical (h)	0.49%	$1,000.00	$1,022.74	$2.50
R3	Actual	0.24%	$1,000.00	$1,041.70	$1.24
	Hypothetical (h)	0.24%	$1,000.00	$1,024.00	$1.22
R4	Actual	0.00%	$1,000.00	$1,043.04	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R6	Actual	0.00%	$1,000.00	$1,043.78	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Expense Tables – continued

MFS LIFETIME 2025 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/17	Ending Account Value 10/31/17	Expenses Paid During Period (p) 5/01/17-10/31/17
A	Actual	0.23%	$1,000.00	$1,057.49	$1.19
	Hypothetical (h)	0.23%	$1,000.00	$1,024.05	$1.17
B	Actual	0.99%	$1,000.00	$1,052.20	$5.12
	Hypothetical (h)	0.99%	$1,000.00	$1,020.21	$5.04
C	Actual	0.99%	$1,000.00	$1,052.42	$5.12
	Hypothetical (h)	0.99%	$1,000.00	$1,020.21	$5.04
I	Actual	0.00%	$1,000.00	$1,057.26	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R1	Actual	0.99%	$1,000.00	$1,052.72	$5.12
	Hypothetical (h)	0.99%	$1,000.00	$1,020.21	$5.04
R2	Actual	0.49%	$1,000.00	$1,055.33	$2.54
	Hypothetical (h)	0.49%	$1,000.00	$1,022.74	$2.50
R3	Actual	0.24%	$1,000.00	$1,055.87	$1.24
	Hypothetical (h)	0.24%	$1,000.00	$1,024.00	$1.22
R4	Actual	0.00%	$1,000.00	$1,057.26	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R6	Actual	0.00%	$1,000.00	$1,058.02	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Notes to Expense Table

For the MFS Lifetime 2025 Fund, each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class A shares, this rebate reduced the expense ratio above by 0.02%. See Note 3 in the Notes to Financial Statements for additional information.

Expense Tables – continued

MFS LIFETIME 2030 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/17	Ending Account Value 10/31/17	Expenses Paid During Period (p) 5/01/17-10/31/17
A	Actual	0.24%	$1,000.00	$1,074.13	$1.25
	Hypothetical (h)	0.24%	$1,000.00	$1,024.00	$1.22
B	Actual	0.99%	$1,000.00	$1,070.29	$5.17
	Hypothetical (h)	0.99%	$1,000.00	$1,020.21	$5.04
C	Actual	0.99%	$1,000.00	$1,069.98	$5.17
	Hypothetical (h)	0.99%	$1,000.00	$1,020.21	$5.04
I	Actual	0.00%	$1,000.00	$1,075.87	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R1	Actual	0.99%	$1,000.00	$1,069.95	$5.17
	Hypothetical (h)	0.99%	$1,000.00	$1,020.21	$5.04
R2	Actual	0.49%	$1,000.00	$1,072.77	$2.56
	Hypothetical (h)	0.49%	$1,000.00	$1,022.74	$2.50
R3	Actual	0.24%	$1,000.00	$1,074.28	$1.25
	Hypothetical (h)	0.24%	$1,000.00	$1,024.00	$1.22
R4	Actual	0.00%	$1,000.00	$1,075.82	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R6	Actual	0.00%	$1,000.00	$1,075.77	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Notes to Expense Table

For the MFS Lifetime 2030 Fund, each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class A shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

Expense Tables – continued

MFS LIFETIME 2035 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/17	Ending Account Value 10/31/17	Expenses Paid During Period (p) 5/01/17-10/31/17
A	Actual	0.24%	$1,000.00	$1,084.51	$1.26
	Hypothetical (h)	0.24%	$1,000.00	$1,024.00	$1.22
B	Actual	0.99%	$1,000.00	$1,080.66	$5.19
	Hypothetical (h)	0.99%	$1,000.00	$1,020.21	$5.04
C	Actual	0.99%	$1,000.00	$1,080.90	$5.19
	Hypothetical (h)	0.99%	$1,000.00	$1,020.21	$5.04
I	Actual	0.00%	$1,000.00	$1,085.86	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R1	Actual	0.99%	$1,000.00	$1,081.10	$5.19
	Hypothetical (h)	0.99%	$1,000.00	$1,020.21	$5.04
R2	Actual	0.49%	$1,000.00	$1,084.14	$2.57
	Hypothetical (h)	0.49%	$1,000.00	$1,022.74	$2.50
R3	Actual	0.24%	$1,000.00	$1,085.19	$1.26
	Hypothetical (h)	0.24%	$1,000.00	$1,024.00	$1.22
R4	Actual	0.00%	$1,000.00	$1,086.41	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R6	Actual	0.00%	$1,000.00	$1,087.09	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Expense Tables – continued

MFS LIFETIME 2040 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/17	Ending Account Value 10/31/17	Expenses Paid During Period (p) 5/01/17-10/31/17
A	Actual	0.24%	$1,000.00	$1,092.00	$1.27
	Hypothetical (h)	0.24%	$1,000.00	$1,024.00	$1.22
B	Actual	0.99%	$1,000.00	$1,087.42	$5.21
	Hypothetical (h)	0.99%	$1,000.00	$1,020.21	$5.04
C	Actual	0.99%	$1,000.00	$1,087.08	$5.21
	Hypothetical (h)	0.99%	$1,000.00	$1,020.21	$5.04
I	Actual	0.00%	$1,000.00	$1,092.84	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R1	Actual	0.99%	$1,000.00	$1,087.05	$5.21
	Hypothetical (h)	0.99%	$1,000.00	$1,020.21	$5.04
R2	Actual	0.49%	$1,000.00	$1,090.73	$2.58
	Hypothetical (h)	0.49%	$1,000.00	$1,022.74	$2.50
R3	Actual	0.24%	$1,000.00	$1,091.33	$1.27
	Hypothetical (h)	0.24%	$1,000.00	$1,024.00	$1.22
R4	Actual	0.00%	$1,000.00	$1,092.65	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R6	Actual	0.00%	$1,000.00	$1,093.25	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Expense Tables – continued

MFS LIFETIME 2045 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/17	Ending Account Value 10/31/17	Expenses Paid During Period (p) 5/01/17-10/31/17
A	Actual	0.24%	$1,000.00	$1,094.27	$1.27
	Hypothetical (h)	0.24%	$1,000.00	$1,024.00	$1.22
B	Actual	0.99%	$1,000.00	$1,089.78	$5.21
	Hypothetical (h)	0.99%	$1,000.00	$1,020.21	$5.04
C	Actual	0.99%	$1,000.00	$1,089.31	$5.21
	Hypothetical (h)	0.99%	$1,000.00	$1,020.21	$5.04
I	Actual	0.00%	$1,000.00	$1,094.59	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R1	Actual	0.99%	$1,000.00	$1,089.46	$5.21
	Hypothetical (h)	0.99%	$1,000.00	$1,020.21	$5.04
R2	Actual	0.49%	$1,000.00	$1,091.90	$2.58
	Hypothetical (h)	0.49%	$1,000.00	$1,022.74	$2.50
R3	Actual	0.24%	$1,000.00	$1,093.61	$1.27
	Hypothetical (h)	0.24%	$1,000.00	$1,024.00	$1.22
R4	Actual	0.00%	$1,000.00	$1,095.51	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R6	Actual	0.00%	$1,000.00	$1,095.45	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Notes to Expense Table

For the MFS Lifetime 2045 Fund, each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class A shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

Expense Tables – continued

MFS LIFETIME 2050 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/17	Ending Account Value 10/31/17	Expenses Paid During Period (p) 5/01/17-10/31/17
A	Actual	0.24%	$1,000.00	$1,093.81	$1.27
	Hypothetical (h)	0.24%	$1,000.00	$1,024.00	$1.22
B	Actual	0.99%	$1,000.00	$1,090.02	$5.22
	Hypothetical (h)	0.99%	$1,000.00	$1,020.21	$5.04
C	Actual	0.99%	$1,000.00	$1,089.30	$5.21
	Hypothetical (h)	0.99%	$1,000.00	$1,020.21	$5.04
I	Actual	0.00%	$1,000.00	$1,095.07	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R1	Actual	0.99%	$1,000.00	$1,089.74	$5.21
	Hypothetical (h)	0.99%	$1,000.00	$1,020.21	$5.04
R2	Actual	0.49%	$1,000.00	$1,091.85	$2.58
	Hypothetical (h)	0.49%	$1,000.00	$1,022.74	$2.50
R3	Actual	0.24%	$1,000.00	$1,093.77	$1.27
	Hypothetical (h)	0.24%	$1,000.00	$1,024.00	$1.22
R4	Actual	0.00%	$1,000.00	$1,095.18	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R6	Actual	0.00%	$1,000.00	$1,095.78	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Expense Tables – continued

MFS LIFETIME 2055 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/17	Ending Account Value 10/31/17	Expenses Paid During Period (p) 5/01/17-10/31/17
A	Actual	0.24%	$1,000.00	$1,093.57	$1.27
	Hypothetical (h)	0.24%	$1,000.00	$1,024.00	$1.22
B	Actual	0.99%	$1,000.00	$1,089.61	$5.21
	Hypothetical (h)	0.99%	$1,000.00	$1,020.21	$5.04
C	Actual	0.99%	$1,000.00	$1,088.75	$5.21
	Hypothetical (h)	0.99%	$1,000.00	$1,020.21	$5.04
I	Actual	0.00%	$1,000.00	$1,095.00	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R1	Actual	0.99%	$1,000.00	$1,089.80	$5.21
	Hypothetical (h)	0.99%	$1,000.00	$1,020.21	$5.04
R2	Actual	0.49%	$1,000.00	$1,091.82	$2.58
	Hypothetical (h)	0.49%	$1,000.00	$1,022.74	$2.50
R3	Actual	0.24%	$1,000.00	$1,093.57	$1.27
	Hypothetical (h)	0.24%	$1,000.00	$1,024.00	$1.22
R4	Actual	0.00%	$1,000.00	$1,094.60	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R6	Actual	0.00%	$1,000.00	$1,096.02	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Expense Tables – continued

MFS LIFETIME 2060 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/17	Ending Account Value 10/31/17	Expenses Paid During Period (p) 5/01/17-10/31/17
A	Actual	0.12%	$1,000.00	$1,094.13	$0.63
	Hypothetical (h)	0.12%	$1,000.00	$1,024.60	$0.61
B	Actual	0.87%	$1,000.00	$1,090.65	$4.58
	Hypothetical (h)	0.87%	$1,000.00	$1,020.82	$4.43
C	Actual	0.87%	$1,000.00	$1,090.65	$4.58
	Hypothetical (h)	0.87%	$1,000.00	$1,020.82	$4.43
I	Actual	0.00%	$1,000.00	$1,094.97	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R1	Actual	0.87%	$1,000.00	$1,090.65	$4.58
	Hypothetical (h)	0.87%	$1,000.00	$1,020.82	$4.43
R2	Actual	0.37%	$1,000.00	$1,093.28	$1.95
	Hypothetical (h)	0.37%	$1,000.00	$1,023.34	$1.89
R3	Actual	0.12%	$1,000.00	$1,094.13	$0.63
	Hypothetical (h)	0.12%	$1,000.00	$1,024.60	$0.61
R4	Actual	0.00%	$1,000.00	$1,094.97	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R6	Actual	0.00%	$1,000.00	$1,094.97	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

10/31/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

MFS LIFETIME INCOME FUND

Investment Companies (h) - 100.0%
Issuer	Shares/Par	Value ($)
Bond Funds - 70.9%
MFS Emerging Markets Debt Fund - Class R6	833,118	$12,580,078
MFS Emerging Markets Debt Local Currency Fund - Class R6	886,546	6,205,819
MFS Global Bond Fund - Class R6	3,546,254	31,419,814
MFS Government Securities Fund - Class R6	6,422,112	62,872,479
MFS High Income Fund - Class R6	5,434,251	18,856,852
MFS Inflation-Adjusted Bond Fund - Class R6	6,076,315	62,889,863
MFS Limited Maturity Fund - Class R6	21,035,933	125,584,521
MFS Total Return Bond Fund - Class R6	11,707,874	125,742,561
		$446,151,987
International Stock Funds - 5.0%
MFS Blended Research International Equity Fund - Class R6	1,270,943	$15,721,564
MFS International Growth Fund - Class R6	93,504	3,147,359
MFS International Value Fund - Class R6	72,726	3,146,842
MFS Research International Fund - Class R6	501,370	9,440,796
		$31,456,561
Specialty Funds - 4.0%
MFS Absolute Return Fund - Class R6	1,306,607	$12,569,556
MFS Commodity Strategy Fund - Class R6 (v)	1,047,706	6,286,236
MFS Global Real Estate Fund - Class R6	398,206	6,231,921
		$25,087,713
U.S. Stock Funds - 19.9%
MFS Blended Research Core Equity Fund - Class R6	456,155	$12,571,634
MFS Blended Research Growth Equity Fund - Class R6	958,859	12,589,817
MFS Blended Research Mid Cap Equity Fund - Class R6	1,594,668	18,848,974
MFS Blended Research Small Cap Equity Fund - Class R6	476,366	6,245,166
MFS Blended Research Value Equity Fund - Class R6	968,107	12,507,944
MFS Growth Fund - Class R6	131,176	12,596,828
MFS Mid Cap Growth Fund - Class R6	519,839	9,445,481
MFS Mid Cap Value Fund - Class R6	395,936	9,423,268
MFS New Discovery Fund - Class R6	98,615	3,148,781
MFS New Discovery Value Fund - Class R6	199,873	3,145,996
MFS Research Fund - Class R6	281,985	12,576,512
MFS Value Fund - Class R6	306,917	12,420,939
		$125,521,340
Money Market Funds - 0.2%
MFS Institutional Money Market Portfolio, 1.13% (v)	1,134,815	$1,134,815
Total Investment Companies (Identified Cost, $569,616,818)		$629,352,416

Other Assets, Less Liabilities - (0.0)%		(91,457)
Net Assets - 100.0%		$629,260,959

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued

MFS LIFETIME 2020 FUND

Investment Companies (h) - 100.1%
Issuer	Shares/Par	Value ($)
Bond Funds - 64.6%
MFS Emerging Markets Debt Fund - Class R6	710,011	$10,721,160
MFS Emerging Markets Debt Local Currency Fund - Class R6	938,420	6,568,942
MFS Global Bond Fund - Class R6	2,341,770	20,748,081
MFS Government Securities Fund - Class R6	4,239,033	41,500,135
MFS High Income Fund - Class R6	4,982,777	17,290,235
MFS Inflation-Adjusted Bond Fund - Class R6	4,009,930	41,502,773
MFS Limited Maturity Fund - Class R6	9,843,437	58,765,322
MFS Total Return Bond Fund - Class R6	6,601,770	70,903,010
		$267,999,658
International Stock Funds - 6.8%
MFS Blended Research International Equity Fund - Class R6	1,132,191	$14,005,203
MFS International Growth Fund - Class R6	97,626	3,286,092
MFS International Value Fund - Class R6	75,949	3,286,312
MFS Research International Fund - Class R6	394,966	7,437,215
		$28,014,822
Specialty Funds - 4.0%
MFS Absolute Return Fund - Class R6	862,716	$8,299,322
MFS Commodity Strategy Fund - Class R6 (v)	691,638	4,149,829
MFS Global Real Estate Fund - Class R6	264,877	4,145,325
		$16,594,476
U.S. Stock Funds - 24.7%
MFS Blended Research Core Equity Fund - Class R6	388,956	$10,719,627
MFS Blended Research Growth Equity Fund - Class R6	816,896	10,725,841
MFS Blended Research Mid Cap Equity Fund - Class R6	1,258,220	14,872,162
MFS Blended Research Small Cap Equity Fund - Class R6	316,619	4,150,875
MFS Blended Research Value Equity Fund - Class R6	828,554	10,704,918
MFS Growth Fund - Class R6	111,712	10,727,706
MFS Mid Cap Growth Fund - Class R6	409,372	7,438,293
MFS Mid Cap Value Fund - Class R6	312,411	7,435,386
MFS New Discovery Fund - Class R6	65,027	2,076,320
MFS New Discovery Value Fund - Class R6	131,904	2,076,172
MFS Research Fund - Class R6	240,396	10,721,646
MFS Value Fund - Class R6	263,835	10,677,412
		$102,326,358
Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 1.13% (v)	2	$2
Total Investment Companies (Identified Cost, $364,375,084)		$414,935,316

Other Assets, Less Liabilities - (0.1)%		(428,343)
Net Assets - 100.0%		$414,506,973

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued

MFS LIFETIME 2025 FUND

Investment Companies (h) - 100.0%
Issuer	Shares/Par	Value ($)
Bond Funds - 48.2%
MFS Emerging Markets Debt Fund - Class R6	522,986	$7,897,084
MFS Emerging Markets Debt Local Currency Fund - Class R6	751,984	5,263,888
MFS Global Bond Fund - Class R6	1,485,455	13,161,133
MFS Government Securities Fund - Class R6	2,688,704	26,322,416
MFS High Income Fund - Class R6	3,792,916	13,161,417
MFS Inflation-Adjusted Bond Fund - Class R6	2,098,492	21,719,396
MFS Limited Maturity Fund - Class R6	1,835,100	10,955,548
MFS Total Return Bond Fund - Class R6	2,676,159	28,741,947
		$127,222,829
International Stock Funds - 10.9%
MFS Blended Research International Equity Fund - Class R6	1,099,320	$13,598,582
MFS International Growth Fund - Class R6	101,010	3,400,012
MFS International New Discovery Fund - Class R6	43,477	1,535,164
MFS International Value Fund - Class R6	78,580	3,400,164
MFS Research International Fund - Class R6	361,113	6,799,762
		$28,733,684
Specialty Funds - 5.1%
MFS Absolute Return Fund - Class R6	387,727	$3,729,933
MFS Commodity Strategy Fund - Class R6 (v)	950,334	5,702,004
MFS Global Real Estate Fund - Class R6	266,222	4,166,379
		$13,598,316
U.S. Stock Funds - 35.5%
MFS Blended Research Core Equity Fund - Class R6	342,206	$9,431,201
MFS Blended Research Growth Equity Fund - Class R6	718,451	9,433,266
MFS Blended Research Mid Cap Equity Fund - Class R6	1,280,314	15,133,315
MFS Blended Research Small Cap Equity Fund - Class R6	259,315	3,399,616
MFS Blended Research Value Equity Fund - Class R6	729,897	9,430,271
MFS Growth Fund - Class R6	98,248	9,434,788
MFS Mid Cap Growth Fund - Class R6	416,528	7,568,317
MFS Mid Cap Value Fund - Class R6	317,906	7,566,156
MFS New Discovery Fund - Class R6	53,248	1,700,191
MFS New Discovery Value Fund - Class R6	108,012	1,700,105
MFS Research Fund - Class R6	211,487	9,432,319
MFS Value Fund - Class R6	232,493	9,408,991
		$93,638,536
Money Market Funds - 0.3%
MFS Institutional Money Market Portfolio, 1.13% (v)	749,548	$749,548
Total Investment Companies (Identified Cost, $236,144,208)		$263,942,913

Other Assets, Less Liabilities - (0.0)%		(61,803)
Net Assets - 100.0%		$263,881,110

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued

MFS LIFETIME 2030 FUND

Investment Companies (h) - 100.0%
Issuer	Shares/Par	Value ($)
Bond Funds - 28.1%
MFS Emerging Markets Debt Fund - Class R6	1,158,465	$17,492,821
MFS Emerging Markets Debt Local Currency Fund - Class R6	1,635,607	11,449,252
MFS Global Bond Fund - Class R6	2,116,863	18,755,410
MFS Government Securities Fund - Class R6	2,432,567	23,814,834
MFS High Income Fund - Class R6	8,402,274	29,155,890
MFS Inflation-Adjusted Bond Fund - Class R6	3,276,956	33,916,493
MFS Total Return Bond Fund - Class R6	2,738,352	29,409,897
		$163,994,597
International Stock Funds - 17.1%
MFS Blended Research Emerging Markets Equity Fund - Class R6	114,815	$1,718,776
MFS Blended Research International Equity Fund - Class R6	3,531,936	43,690,048
MFS Emerging Markets Equity Fund - Class R6	47,878	1,715,461
MFS International Growth Fund - Class R6	363,604	12,238,921
MFS International New Discovery Fund - Class R6	263,899	9,318,280
MFS International Value Fund - Class R6	283,042	12,247,247
MFS Research International Fund - Class R6	1,024,292	19,287,414
		$100,216,147
Specialty Funds - 7.2%
MFS Absolute Return Fund - Class R6	606,524	$5,834,757
MFS Commodity Strategy Fund - Class R6 (v)	3,506,822	21,040,929
MFS Global Real Estate Fund - Class R6	955,667	14,956,197
		$41,831,883
U.S. Stock Funds - 47.5%
MFS Blended Research Core Equity Fund - Class R6	848,032	$23,371,755
MFS Blended Research Growth Equity Fund - Class R6	2,180,170	28,625,639
MFS Blended Research Mid Cap Equity Fund - Class R6	4,039,477	47,746,618
MFS Blended Research Small Cap Equity Fund - Class R6	797,180	10,451,029
MFS Blended Research Value Equity Fund - Class R6	2,200,495	28,430,393
MFS Growth Fund - Class R6	299,413	28,752,602
MFS Mid Cap Growth Fund - Class R6	1,321,779	24,016,725
MFS Mid Cap Value Fund - Class R6	1,001,387	23,833,023
MFS New Discovery Fund - Class R6	164,873	5,264,396
MFS New Discovery Value Fund - Class R6	333,301	5,246,168
MFS Research Fund - Class R6	525,684	23,445,495
MFS Value Fund - Class R6	700,500	28,349,226
		$277,533,069
Money Market Funds - 0.1%
MFS Institutional Money Market Portfolio, 1.13% (v)	684,098	$684,097
Total Investment Companies (Identified Cost, $461,458,341)		$584,259,793

Other Assets, Less Liabilities - (0.0)%		(55,084)
Net Assets - 100.0%		$584,204,709

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued

MFS LIFETIME 2035 FUND

Investment Companies (h) - 100.0%
Issuer	Shares/Par	Value ($)
Bond Funds - 15.6%
MFS Emerging Markets Debt Fund - Class R6	343,667	$5,189,378
MFS Emerging Markets Debt Local Currency Fund - Class R6	490,852	3,435,966
MFS Global Bond Fund - Class R6	389,894	3,454,462
MFS High Income Fund - Class R6	2,489,505	8,638,583
MFS Inflation-Adjusted Bond Fund - Class R6	1,007,931	10,432,083
MFS Total Return Bond Fund - Class R6	648,991	6,970,161
		$38,120,633
International Stock Funds - 22.3%
MFS Blended Research Emerging Markets Equity Fund - Class R6	105,423	$1,578,177
MFS Blended Research International Equity Fund - Class R6	1,822,450	22,543,704
MFS Emerging Markets Equity Fund - Class R6	44,075	1,579,194
MFS International Growth Fund - Class R6	202,880	6,828,940
MFS International New Discovery Fund - Class R6	179,169	6,326,444
MFS International Value Fund - Class R6	157,841	6,829,787
MFS Research International Fund - Class R6	473,360	8,913,365
		$54,599,611
Specialty Funds - 8.6%
MFS Absolute Return Fund - Class R6	179,618	$1,727,928
MFS Commodity Strategy Fund - Class R6 (v)	1,750,126	10,500,755
MFS Global Real Estate Fund - Class R6	557,223	8,720,535
		$20,949,218
U.S. Stock Funds - 53.4%
MFS Blended Research Core Equity Fund - Class R6	354,393	$9,767,058
MFS Blended Research Growth Equity Fund - Class R6	1,052,001	13,812,776
MFS Blended Research Mid Cap Equity Fund - Class R6	1,919,352	22,686,745
MFS Blended Research Small Cap Equity Fund - Class R6	398,836	5,228,743
MFS Blended Research Value Equity Fund - Class R6	1,061,401	13,713,295
MFS Growth Fund - Class R6	144,066	13,834,693
MFS Mid Cap Growth Fund - Class R6	625,712	11,369,184
MFS Mid Cap Value Fund - Class R6	475,934	11,327,238
MFS New Discovery Fund - Class R6	82,244	2,626,049
MFS New Discovery Value Fund - Class R6	166,648	2,623,031
MFS Research Fund - Class R6	219,224	9,777,384
MFS Value Fund - Class R6	338,026	13,679,929
		$130,446,125
Money Market Funds - 0.1%
MFS Institutional Money Market Portfolio, 1.13% (v)	392,306	$392,306
Total Investment Companies (Identified Cost, $207,314,734)		$244,507,893

Other Assets, Less Liabilities - (0.0)%		(51,643)
Net Assets - 100.0%		$244,456,250

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued

MFS LIFETIME 2040 FUND

Investment Companies (h) - 100.1%
Issuer	Shares/Par	Value ($)
Bond Funds - 8.1%
MFS Emerging Markets Debt Fund - Class R6	187,177	$2,826,374
MFS Emerging Markets Debt Local Currency Fund - Class R6	266,120	1,862,842
MFS Global Bond Fund - Class R6	212,149	1,879,639
MFS High Income Fund - Class R6	1,357,085	4,709,085
MFS Inflation-Adjusted Bond Fund - Class R6	1,330,028	13,765,788
MFS Total Return Bond Fund - Class R6	1,105,002	11,867,723
		$36,911,451
International Stock Funds - 26.4%
MFS Blended Research Emerging Markets Equity Fund - Class R6	273,658	$4,096,663
MFS Blended Research International Equity Fund - Class R6	3,866,298	47,826,107
MFS Emerging Markets Equity Fund - Class R6	114,222	4,092,587
MFS International Growth Fund - Class R6	447,452	15,061,237
MFS International New Discovery Fund - Class R6	465,352	16,431,563
MFS International Value Fund - Class R6	348,303	15,071,057
MFS Research International Fund - Class R6	945,551	17,804,729
		$120,383,943
Specialty Funds - 9.6%
MFS Absolute Return Fund - Class R6	97,949	$942,265
MFS Commodity Strategy Fund - Class R6 (v)	3,659,774	21,958,644
MFS Global Real Estate Fund - Class R6	1,323,783	20,717,208
		$43,618,117
U.S. Stock Funds - 56.0%
MFS Blended Research Core Equity Fund - Class R6	661,741	$18,237,573
MFS Blended Research Growth Equity Fund - Class R6	2,056,072	26,996,221
MFS Blended Research Mid Cap Equity Fund - Class R6	3,780,484	44,685,326
MFS Blended Research Small Cap Equity Fund - Class R6	832,225	10,910,467
MFS Blended Research Value Equity Fund - Class R6	2,070,629	26,752,520
MFS Growth Fund - Class R6	282,294	27,108,710
MFS Mid Cap Growth Fund - Class R6	1,235,238	22,444,271
MFS Mid Cap Value Fund - Class R6	936,405	22,286,437
MFS New Discovery Fund - Class R6	172,128	5,496,059
MFS New Discovery Value Fund - Class R6	348,276	5,481,862
MFS Research Fund - Class R6	410,172	18,293,691
MFS Value Fund - Class R6	659,389	26,685,476
		$255,378,613
Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 1.13% (v)	2	$2
Total Investment Companies (Identified Cost, $341,254,074)		$456,292,126

Other Assets, Less Liabilities - (0.1)%		(236,137)
Net Assets - 100.0%		$456,055,989

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued

MFS LIFETIME 2045 FUND

Investment Companies (h) - 100.0%
Issuer	Shares/Par	Value ($)
Bond Funds - 5.0%
MFS Inflation-Adjusted Bond Fund - Class R6	399,547	$4,135,309
MFS Total Return Bond Fund - Class R6	384,625	4,130,879
		$8,266,188
International Stock Funds - 28.0%
MFS Blended Research Emerging Markets Equity Fund - Class R6	110,516	$1,654,422
MFS Blended Research International Equity Fund - Class R6	1,469,879	18,182,403
MFS Emerging Markets Equity Fund - Class R6	46,274	1,658,013
MFS International Growth Fund - Class R6	172,423	5,803,748
MFS International New Discovery Fund - Class R6	188,391	6,652,091
MFS International Value Fund - Class R6	134,222	5,807,776
MFS Research International Fund - Class R6	352,051	6,629,121
		$46,387,574
Specialty Funds - 10.0%
MFS Commodity Strategy Fund - Class R6 (v)	1,385,087	$8,310,523
MFS Global Real Estate Fund - Class R6	524,986	8,216,029
		$16,526,552
U.S. Stock Funds - 56.8%
MFS Blended Research Core Equity Fund - Class R6	239,599	$6,603,347
MFS Blended Research Growth Equity Fund - Class R6	758,790	9,962,909
MFS Blended Research Mid Cap Equity Fund - Class R6	1,397,565	16,519,221
MFS Blended Research Small Cap Equity Fund - Class R6	314,056	4,117,275
MFS Blended Research Value Equity Fund - Class R6	763,052	9,858,628
MFS Growth Fund - Class R6	104,118	9,998,415
MFS Mid Cap Growth Fund - Class R6	457,709	8,316,568
MFS Mid Cap Value Fund - Class R6	346,342	8,242,947
MFS New Discovery Fund - Class R6	65,096	2,078,515
MFS New Discovery Value Fund - Class R6	131,651	2,072,195
MFS Research Fund - Class R6	148,539	6,624,834
MFS Value Fund - Class R6	243,069	9,837,025
		$94,231,879
Money Market Funds - 0.2%
MFS Institutional Money Market Portfolio, 1.13% (v)	345,702	$345,702
Total Investment Companies (Identified Cost, $138,825,309)		$165,757,895

Other Assets, Less Liabilities - (0.0)%		(11,831)
Net Assets - 100.0%		$165,746,064

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued

MFS LIFETIME 2050 FUND

Investment Companies (h) - 100.0%
Issuer	Shares/Par	Value ($)
Bond Funds - 5.0%
MFS Inflation-Adjusted Bond Fund - Class R6	469,343	$4,857,697
MFS Total Return Bond Fund - Class R6	452,184	4,856,460
		$9,714,157
International Stock Funds - 28.0%
MFS Blended Research Emerging Markets Equity Fund - Class R6	129,874	$1,944,210
MFS Blended Research International Equity Fund - Class R6	1,727,837	21,373,341
MFS Emerging Markets Equity Fund - Class R6	54,294	1,945,354
MFS International Growth Fund - Class R6	202,229	6,807,044
MFS International New Discovery Fund - Class R6	220,435	7,783,555
MFS International Value Fund - Class R6	157,320	6,807,232
MFS Research International Fund - Class R6	413,096	7,778,590
		$54,439,326
Specialty Funds - 10.0%
MFS Commodity Strategy Fund - Class R6 (v)	1,621,160	$9,726,959
MFS Global Real Estate Fund - Class R6	618,554	9,680,374
		$19,407,333
U.S. Stock Funds - 56.9%
MFS Blended Research Core Equity Fund - Class R6	281,933	$7,770,064
MFS Blended Research Growth Equity Fund - Class R6	889,299	11,676,502
MFS Blended Research Mid Cap Equity Fund - Class R6	1,643,486	19,426,006
MFS Blended Research Small Cap Equity Fund - Class R6	369,699	4,846,761
MFS Blended Research Value Equity Fund - Class R6	897,731	11,598,684
MFS Growth Fund - Class R6	121,776	11,694,178
MFS Mid Cap Growth Fund - Class R6	535,586	9,731,598
MFS Mid Cap Value Fund - Class R6	407,728	9,703,918
MFS New Discovery Fund - Class R6	76,217	2,433,614
MFS New Discovery Value Fund - Class R6	154,442	2,430,910
MFS Research Fund - Class R6	174,359	7,776,393
MFS Value Fund - Class R6	285,904	11,570,525
		$110,659,153
Money Market Funds - 0.1%
MFS Institutional Money Market Portfolio, 1.13% (v)	321,680	$321,680
Total Investment Companies (Identified Cost, $157,908,307)		$194,541,649

Other Assets, Less Liabilities - (0.0)%		(34,650)
Net Assets - 100.0%		$194,506,999

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued

MFS LIFETIME 2055 FUND

Investment Companies (h) - 100.0%
Issuer	Shares/Par	Value ($)
Bond Funds - 5.0%
MFS Inflation-Adjusted Bond Fund - Class R6	157,191	$1,626,920
MFS Total Return Bond Fund - Class R6	151,372	1,625,737
		$3,252,657
International Stock Funds - 27.9%
MFS Blended Research Emerging Markets Equity Fund - Class R6	43,513	$651,393
MFS Blended Research International Equity Fund - Class R6	578,462	7,155,572
MFS Emerging Markets Equity Fund - Class R6	18,208	652,390
MFS International Growth Fund - Class R6	67,774	2,281,267
MFS International New Discovery Fund - Class R6	73,946	2,611,024
MFS International Value Fund - Class R6	52,730	2,281,633
MFS Research International Fund - Class R6	138,408	2,606,230
		$18,239,509
Specialty Funds - 10.0%
MFS Commodity Strategy Fund - Class R6 (v)	543,034	$3,258,205
MFS Global Real Estate Fund - Class R6	207,244	3,243,372
		$6,501,577
U.S. Stock Funds - 56.8%
MFS Blended Research Core Equity Fund - Class R6	94,254	$2,597,642
MFS Blended Research Growth Equity Fund - Class R6	298,104	3,914,104
MFS Blended Research Mid Cap Equity Fund - Class R6	550,779	6,510,204
MFS Blended Research Small Cap Equity Fund - Class R6	124,125	1,627,276
MFS Blended Research Value Equity Fund - Class R6	300,793	3,886,249
MFS Growth Fund - Class R6	40,826	3,920,575
MFS Mid Cap Growth Fund - Class R6	179,549	3,262,411
MFS Mid Cap Value Fund - Class R6	136,637	3,251,962
MFS New Discovery Fund - Class R6	25,570	816,459
MFS New Discovery Value Fund - Class R6	51,833	815,853
MFS Research Fund - Class R6	58,367	2,603,150
MFS Value Fund - Class R6	95,780	3,876,204
		$37,082,089
Money Market Funds - 0.3%
MFS Institutional Money Market Portfolio, 1.13% (v)	204,255	$204,254
Total Investment Companies (Identified Cost, $56,305,867)		$65,280,086

Other Assets, Less Liabilities - 0.0%		30,595
Net Assets - 100.0%		$65,310,681

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued

MFS LIFETIME 2060 FUND

Investment Companies (h) - 98.4%
Issuer	Shares/Par	Value ($)
Bond Funds - 4.9%
MFS Inflation-Adjusted Bond Fund - Class R6	4,533	$46,912
MFS Total Return Bond Fund - Class R6	4,367	46,908
		$93,820
International Stock Funds - 27.4%
MFS Blended Research Emerging Markets Equity Fund - Class R6	1,254	$18,767
MFS Blended Research International Equity Fund - Class R6	16,685	206,393
MFS Emerging Markets Equity Fund - Class R6	526	18,848
MFS International Growth Fund - Class R6	1,953	65,759
MFS International New Discovery Fund - Class R6	2,132	75,278
MFS International Value Fund - Class R6	1,518	65,680
MFS Research International Fund - Class R6	3,992	75,173
		$525,898
Specialty Funds - 9.8%
MFS Commodity Strategy Fund - Class R6 (v)	15,637	$93,819
MFS Global Real Estate Fund - Class R6	5,994	93,807
		$187,626
U.S. Stock Funds - 55.8%
MFS Blended Research Core Equity Fund - Class R6	2,723	$75,040
MFS Blended Research Growth Equity Fund - Class R6	8,576	112,608
MFS Blended Research Mid Cap Equity Fund - Class R6	15,874	187,635
MFS Blended Research Small Cap Equity Fund - Class R6	3,578	46,907
MFS Blended Research Value Equity Fund - Class R6	8,711	112,545
MFS Growth Fund - Class R6	1,175	112,855
MFS Mid Cap Growth Fund - Class R6	5,166	93,872
MFS Mid Cap Value Fund - Class R6	3,942	93,813
MFS New Discovery Fund - Class R6	737	23,517
MFS New Discovery Value Fund - Class R6	1,492	23,482
MFS Research Fund - Class R6	1,683	75,045
MFS Value Fund - Class R6	2,780	112,523
		$1,069,842
Money Market Funds - 0.5%
MFS Institutional Money Market Portfolio, 1.13% (v)	9,501	$9,501
Total Investment Companies (Identified Cost, $1,703,588)		$1,886,687

Other Assets, Less Liabilities - 1.6%		30,284
Net Assets - 100.0%		$1,916,971

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued

Portfolio Footnotes:

(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of each fund’s investments in affiliated issuers were as follows:

Affiliated Issuers
MFS Lifetime Income Fund	$629,352,416
MFS Lifetime 2020 Fund	414,935,316
MFS Lifetime 2025 Fund	263,942,913
MFS Lifetime 2030 Fund	584,259,793
MFS Lifetime 2035 Fund	244,507,893
MFS Lifetime 2040 Fund	456,292,126
MFS Lifetime 2045 Fund	165,757,895
MFS Lifetime 2050 Fund	194,541,649
MFS Lifetime 2055 Fund	65,280,086
MFS Lifetime 2060 Fund	1,886,687

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See Notes to Financial Statements

Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

At 10/31/17 (unaudited)

These statements represent each fund’s balance sheet, which details the assets and liabilities comprising the total value of each fund.

	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Assets
Investments in affiliated issuers, at value (identified cost, $569,616,818, $364,375,084, $236,144,208, $461,458,341, and $207,314,734, respectively)	$629,352,416	$414,935,316	$263,942,913	$584,259,793	$244,507,893
Receivables for
Investments sold	1,459,069	1,043,015	1,687,914	1,484,442	806,178
Fund shares sold	567,468	899,105	343,351	737,318	352,402
Receivable from investment adviser	132,381	97,980	66,524	127,831	63,849
Other assets	11	59,954	48,668	84,853	47,129
Total assets	$631,511,345	$417,035,370	$266,089,370	$586,694,237	$245,777,451

Liabilities
Payable to custodian	$—	$328,460	$—	$—	$—
Payables for
Distributions	22,845	—	—	—	—
Investments purchased	—	799,600	253,106	398,719	279,272
Fund shares reacquired	1,787,935	1,056,313	1,744,960	1,658,530	853,276
Payable to affiliates
Shareholder servicing costs	397,230	295,803	178,197	379,668	157,051
Distribution and service fees	14,208	5,245	1,898	7,388	1,864
Program manager fee	320	—	—	—	—
Payable for independent Trustees’ compensation	10	13	12	11	14
Accrued expenses and other liabilities	27,838	42,963	30,087	45,212	29,724
Total liabilities	$2,250,386	$2,528,397	$2,208,260	$2,489,528	$1,321,201
Net assets	$629,260,959	$414,506,973	$263,881,110	$584,204,709	$244,456,250

Net assets consist of
Paid-in capital	$574,857,659	$362,062,766	$234,957,057	$463,118,347	$207,096,377
Unrealized appreciation (depreciation)	59,735,598	50,560,232	27,798,705	122,801,452	37,193,159
Accumulated net realized gain (loss)	(5,663,603)	(3,315,238)	(1,329,291)	(4,962,150)	(641,157)
Undistributed net investment income	331,305	5,199,213	2,454,639	3,247,060	807,871
Net assets	$629,260,959	$414,506,973	$263,881,110	$584,204,709	$244,456,250

Statements of Assets and Liabilities (unaudited) – continued

	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Net assets
Class A	$110,228,441	$47,502,192	$14,735,368	$59,657,799	$12,150,637
Class B	13,454,134	5,077,307	1,356,390	8,917,316	1,476,119
Class C	141,828,402	15,709,617	3,381,174	16,411,144	2,195,436
Class I	34,750,603	1,891,246	115,996	1,923,575	308,130
Class R1	4,141,201	4,455,422	862,626	5,927,148	1,600,427
Class R2	29,575,824	74,216,167	31,533,789	113,691,174	27,338,531
Class R3	55,474,775	85,692,222	51,734,521	127,018,004	47,844,560
Class R4	111,655,964	151,049,769	147,978,617	197,704,678	137,714,037
Class R6	10,908,486	28,913,031	12,182,629	52,953,871	13,828,373
Class 529A	79,029,776	—	—	—	—
Class 529B	4,395,153	—	—	—	—
Class 529C	33,818,200	—	—	—	—
Total net assets	$629,260,959	$414,506,973	$263,881,110	$584,204,709	$244,456,250

Shares of beneficial interest outstanding
Class A	8,788,118	3,523,540	1,128,694	3,811,993	830,314
Class B	1,072,585	380,888	105,114	579,779	101,986
Class C	11,310,995	1,194,442	263,037	1,073,205	152,142
Class I	2,769,674	139,156	8,847	122,219	20,998
Class R1	329,826	333,211	66,462	383,524	110,110
Class R2	2,357,137	5,552,875	2,431,010	7,343,129	1,878,070
Class R3	4,422,432	6,351,478	3,966,055	8,133,767	3,266,108
Class R4	8,899,577	11,130,708	11,284,825	12,555,421	9,362,451
Class R6	867,031	2,128,036	927,611	3,359,017	938,826
Class 529A	7,655,707	—	—	—	—
Class 529B	425,777	—	—	—	—
Class 529C	3,276,594	—	—	—	—
Total shares of beneficial interest outstanding	52,175,453	30,734,334	20,181,655	37,362,054	16,661,005

Class A shares
Net asset value per share
(net assets / shares of beneficial interest outstanding)	$12.54	$13.48	$13.06	$15.65	$14.63
Offering price per share (100 / 94.25 x net asset value per share)	$13.31	$14.30	$13.86	$16.60	$15.52

Class B shares
Net asset value and offering price per share
(net assets / shares of beneficial interest outstanding)	$12.54	$13.33	$12.90	$15.38	$14.47

Class C shares
Net asset value and offering price per share
(net assets / shares of beneficial interest outstanding)	$12.54	$13.15	$12.85	$15.29	$14.43

Class I shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$12.55	$13.59	$13.11	$15.74	$14.67

Class R1 shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$12.56	$13.37	$12.98	$15.45	$14.53

Class R2 shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$12.55	$13.37	$12.97	$15.48	$14.56

Statements of Assets and Liabilities (unaudited) – continued

	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Class R3 shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$12.54	$13.49	$13.04	$15.62	$14.65

Class R4 shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$12.55	$13.57	$13.11	$15.75	$14.71

Class R6 shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$12.58	$13.59	$13.13	$15.76	$14.73

Class 529A shares
Net asset value and redemption price per share
(net assets / shares of beneficial interest outstanding)	$10.32	$—	$—	$—	$—
Offering price per share (100 / 94.25 x net asset value per share)	$10.95	$—	$—	$—	$—

Class 529B shares
Net asset value and offering price per share
(net assets / shares of beneficial interest outstanding)	$10.32	$—	$—	$—	$—

Class 529C shares
Net asset value and offering price per share
(net assets / shares of beneficial interest outstanding)	$10.32	$—	$—	$—	$—

On sales of $50,000 or more, the maximum offering price of Class A and Class 529A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Net asset value per share is calculated using actual net assets and shares outstanding rather than amounts that have been rounded for presentation purposes.

See Notes to Financial Statements

Statements of Assets and Liabilities (unaudited) – continued

At 10/31/17	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
Assets
Investments in affiliated issuers, at value (identified cost, $341,254,074, $138,825,309, $157,908,307, $56,305,867, and $1,703,588, respectively)	$456,292,126	$165,757,895	$194,541,649	$65,280,086	$1,886,687
Receivables for
Investments sold	591,544	168,220	624,329	88,975	—
Fund shares sold	851,716	321,896	416,913	277,435	8,339
Receivable from investment adviser	103,773	52,816	60,519	38,798	18,815
Other assets	58,575	45,765	50,041	44,283	43,273
Total assets	$457,897,734	$166,346,592	$195,693,451	$65,729,577	$1,957,114

Liabilities
Payable to custodian	$116,520	$—	$—	$—	$—
Payables for
Investments purchased	564,148	172,060	177,504	137,741	8,465
Fund shares reacquired	810,727	287,734	840,958	202,690	66
Payable to affiliates
Shareholder servicing costs	301,752	110,883	129,265	50,308	12
Distribution and service fees	5,033	1,140	1,994	705	23
Payable for independent Trustees’ compensation	12	11	12	11	13
Accrued expenses and other liabilities	43,553	28,700	36,719	27,441	31,564
Total liabilities	$1,841,745	$600,528	$1,186,452	$418,896	$40,143
Net assets	$456,055,989	$165,746,064	$194,506,999	$65,310,681	$1,916,971

Net assets consist of
Paid-in capital	$344,976,535	$138,893,546	$158,566,437	$56,396,114	$1,724,285
Unrealized appreciation (depreciation)	115,038,052	26,932,586	36,633,342	8,974,219	183,099
Accumulated net realized gain (loss)	(4,387,301)	(178,835)	(743,908)	(74,882)	8,154
Undistributed net investment income	428,703	98,767	51,128	15,230	1,433
Net assets	$456,055,989	$165,746,064	$194,506,999	$65,310,681	$1,916,971

Statements of Assets and Liabilities (unaudited) – continued

	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
Net assets
Class A	$35,001,136	$6,492,486	$11,209,889	$3,948,556	$139,594
Class B	5,012,240	866,934	1,123,717	483,332	62,861
Class C	11,642,456	2,073,836	2,747,445	1,555,638	76,844
Class I	1,978,056	162,552	573,507	79,967	59,458
Class R1	3,908,156	647,573	724,205	511,549	58,924
Class R2	87,202,405	15,842,982	40,046,006	11,401,330	65,384
Class R3	75,718,174	30,828,956	35,689,082	14,606,627	592,693
Class R4	198,895,326	100,694,253	87,472,566	29,667,446	153,802
Class R6	36,698,040	8,136,492	14,920,582	3,056,236	707,411
Total net assets	$456,055,989	$165,746,064	$194,506,999	$65,310,681	$1,916,971

Shares of beneficial interest outstanding
Class A	2,137,072	430,373	616,275	257,933	11,891
Class B	309,932	58,081	62,719	31,795	5,388
Class C	728,482	139,386	154,266	103,061	6,587
Class I	119,996	10,720	31,505	5,217	5,054
Class R1	242,620	43,226	40,578	33,729	5,051
Class R2	5,374,253	1,058,268	2,230,447	748,897	5,581
Class R3	4,625,059	2,045,111	1,973,796	953,962	50,485
Class R4	12,046,550	6,651,919	4,810,909	1,927,896	13,073
Class R6	2,220,038	536,959	820,167	198,373	60,130
Total shares of beneficial interest outstanding	27,804,002	10,974,043	10,740,662	4,260,863	163,240

Class A shares
Net asset value per share
(net assets / shares of beneficial interest outstanding)	$16.38	$15.09	$18.19	$15.31	$11.74
Offering price per share (100 / 94.25 x net asset value per share)	$17.38	$16.01	$19.30	$16.24	$12.46

Class B shares
Net asset value and offering price per share
(net assets / shares of beneficial interest outstanding)	$16.17	$14.93	$17.92	$15.20	$11.67

Class C shares
Net asset value and offering price per share
(net assets / shares of beneficial interest outstanding)	$15.98	$14.88	$17.81	$15.09	$11.67

Class I shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$16.48	$15.16	$18.20	$15.33	$11.76

Class R1 shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$16.11	$14.98	$17.85	$15.17	$11.67

Class R2 shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$16.23	$14.97	$17.95	$15.22	$11.72

Class R3 shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$16.37	$15.07	$18.08	$15.31	$11.74

Class R4 shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$16.51	$15.14	$18.18	$15.39	$11.76

Statements of Assets and Liabilities (unaudited) – continued

	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
Class R6 shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$16.53	$15.15	$18.19	$15.41	$11.76

On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Net asset value per share is calculated using actual net assets and shares outstanding rather than amounts that have been rounded for presentation purposes.

See Notes to Financial Statements

Financial Statements

STATEMENTS OF OPERATIONS

Six months ended 10/31/17 (unaudited)

These statements describe how much each fund earned in investment income and accrued in expenses. They also describe any gains or losses generated by each fund’s operations.

	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Net investment income (loss)
Dividends from affiliated issuers	$5,646,635	$3,527,206	$1,744,431	$2,715,472	$695,607
Excess expense reimbursement from investment adviser	4,474	20,458	11,654	32,692	11,591
Total investment income	$5,651,109	$3,547,664	$1,756,085	$2,748,164	$707,198
Expenses
Distribution and service fees	$1,401,402	$484,793	$171,601	$659,259	$150,123
Shareholder servicing costs	528,885	344,366	204,945	443,199	189,173
Program manager fees	57,278	—	—	—	—
Administrative services fee	8,823	8,823	8,823	8,823	8,823
Independent Trustees’ compensation	9,709	5,807	2,966	9,628	2,936
Custodian fee	12,278	5,839	4,064	6,496	3,825
Shareholder communications	27,749	11,090	7,233	12,495	8,024
Audit and tax fees	18,686	17,867	17,446	17,882	17,440
Legal fees	3,566	2,349	1,239	2,952	1,076
Registration fees	73,292	68,928	65,135	74,411	64,889
Miscellaneous	15,267	14,129	10,130	13,974	9,941
Total expenses	$2,156,935	$963,991	$493,582	$1,249,119	$456,250
Reduction of expenses by investment adviser and distributor	(730,959)	(485,781)	(326,068)	(600,791)	(308,902)
Net expenses	$1,425,976	$478,210	$167,514	$648,328	$147,348
Net investment income (loss)	$4,225,133	$3,069,454	$1,588,571	$2,099,836	$559,850

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Investments in affiliated issuers	$3,041,935	$2,787,074	$(147,601)	$1,460,956	$(173,564)
Capital gain distributions from affiliated issuers	40,112	26,191	20,384	64,672	30,647
Net realized gain (loss)	$3,082,047	$2,813,265	$(127,217)	$1,525,628	$(142,917)
Change in unrealized appreciation (depreciation) of affiliated issuers	$13,667,441	$10,876,747	$12,125,192	$36,354,252	$17,819,693
Net realized and unrealized gain (loss)	$16,749,488	$13,690,012	$11,997,975	$37,879,880	$17,676,776
Change in net assets from operations	$20,974,621	$16,759,466	$13,586,546	$39,979,716	$18,236,626

See Notes to Financial Statements

Statements of Operations (unaudited) – continued

Six months ended 10/31/17	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
Net investment income (loss)
Dividends from affiliated issuers	$728,910	$175,149	$208,880	$66,509	$1,629
Excess expense reimbursement from investment adviser	26,027	6,840	10,029	2,420	505
Total investment income	$754,937	$181,989	$218,909	$68,929	$2,134
Expenses
Distribution and service fees	$451,282	$92,501	$170,345	$55,018	$1,546
Shareholder servicing costs	363,183	142,987	179,954	85,437	550
Administrative services fee	8,823	8,823	8,823	8,823	8,823
Independent Trustees’ compensation	5,834	2,845	2,878	779	722
Custodian fee	5,595	3,424	3,695	2,852	5,220
Shareholder communications	12,611	8,226	9,886	7,858	3,404
Audit and tax fees	17,861	17,431	17,531	17,419	15,126
Legal fees	2,286	754	964	311	122
Registration fees	66,703	62,493	62,823	60,806	58,322
Miscellaneous	13,112	9,318	9,086	8,506	7,410
Total expenses	$947,290	$348,802	$465,985	$247,809	$101,245
Reduction of expenses by investment adviser and distributor	(502,730)	(258,005)	(298,204)	(193,720)	(100,096)
Net expenses	$444,560	$90,797	$167,781	$54,089	$1,149
Net investment income (loss)	$310,377	$91,192	$51,128	$14,840	$985

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Investments in affiliated issuers	$57,781	$(123,389)	$(185,903)	$(17,167)	$(1,004)
Capital gain distributions from affiliated issuers	66,668	23,636	28,552	8,966	204
Net realized gain (loss)	$124,449	$(99,753)	$(157,351)	$(8,201)	$(800)
Change in unrealized appreciation (depreciation) of affiliated issuers	$37,464,333	$13,440,449	$16,130,419	$5,015,421	$124,724
Net realized and unrealized gain (loss)	$37,588,782	$13,340,696	$15,973,068	$5,007,220	$123,924
Change in net assets from operations	$37,899,159	$13,431,888	$16,024,196	$5,022,060	$124,909

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Six months ended 10/31/17 (unaudited)	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Change in net assets

From operations
Net investment income (loss)	$4,225,133	$3,069,454	$1,588,571	$2,099,836	$559,850
Net realized gain (loss)	3,082,047	2,813,265	(127,217)	1,525,628	(142,917)
Net unrealized gain (loss)	13,667,441	10,876,747	12,125,192	36,354,252	17,819,693
Change in net assets from operations	$20,974,621	$16,759,466	$13,586,546	$39,979,716	$18,236,626

Distributions declared to shareholders
From net investment income	$(3,310,895)	$—	$—	$—	$—
Change in net assets from fund share transactions	$(15,484,248)	$971,431	$22,397,230	$17,307,661	$26,458,826
Total change in net assets	$2,179,478	$17,730,897	$35,983,776	$57,287,377	$44,695,452

Net assets
At beginning of period	627,081,481	396,776,076	227,897,334	526,917,332	199,760,798
At end of period	$629,260,959	$414,506,973	$263,881,110	$584,204,709	$244,456,250
Undistributed net investment income included in net assets at end of period	$331,305	$5,199,213	$2,454,639	$3,247,060	$807,871

Six months ended 10/31/17 (unaudited)	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
Change in net assets

From operations
Net investment income (loss)	$310,377	$91,192	$51,128	$14,840	$985
Net realized gain (loss)	124,449	(99,753)	(157,351)	(8,201)	(800)
Net unrealized gain (loss)	37,464,333	13,440,449	16,130,419	5,015,421	124,724
Change in net assets from operations	$37,899,159	$13,431,888	$16,024,196	$5,022,060	$124,909
Change in net assets from fund share transactions	$14,251,254	$20,050,062	$17,307,581	$14,134,396	$769,721
Total change in net assets	$52,150,413	$33,481,950	$33,331,777	$19,156,456	$894,630

Net assets
At beginning of period	403,905,576	132,264,114	161,175,222	46,154,225	1,022,341
At end of period	$456,055,989	$165,746,064	$194,506,999	$65,310,681	$1,916,971
Undistributed net investment income included in net assets at end of period	$428,703	$98,767	$51,128	$15,230	$1,433

See Notes to Financial Statements

Statements of Changes in Net Assets – continued

Year ended 4/30/17	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Change in net assets

From operations
Net investment income (loss)	$9,305,775	$7,018,012	$3,247,648	$6,843,831	$2,108,537
Net realized gain (loss)	12,712,094	22,945,011	3,184,121	22,915,991	2,487,708
Net unrealized gain (loss)	5,679,230	(4,709,199)	10,236,767	26,233,422	15,415,396
Change in net assets from operations	$27,697,099	$25,253,824	$16,668,536	$55,993,244	$20,011,641

Distributions declared to shareholders
From net investment income	$(10,768,435)	$(6,430,157)	$(2,980,136)	$(6,550,019)	$(2,050,006)
From net realized gain	(12,883,734)	(22,990,697)	(4,408,208)	(26,447,349)	(3,810,062)
Total distributions declared to shareholders	$(23,652,169)	$(29,420,854)	$(7,388,344)	$(32,997,368)	$(5,860,068)
Change in net assets from fund share transactions	$75,393,702	$29,645,645	$61,904,004	$58,316,635	$58,007,374
Total change in net assets	$79,438,632	$25,478,615	$71,184,196	$81,312,511	$72,158,947

Net assets
At beginning of period	547,642,849	371,297,461	156,713,138	445,604,821	127,601,851
At end of period	$627,081,481	$396,776,076	$227,897,334	$526,917,332	$199,760,798
Accumulated undistributed (distributions in excess of) net investment income included in net assets at end of period	$(582,933)	$2,129,759	$866,068	$1,147,224	$248,021

Year ended 4/30/17	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund (c)
Change in net assets

From operations
Net investment income (loss)	$4,130,974	$1,239,012	$1,566,979	$353,593	$9,564
Net realized gain (loss)	17,819,912	1,763,180	2,808,165	460,709	8,954
Net unrealized gain (loss)	26,979,143	11,206,230	14,170,626	3,490,968	58,375
Change in net assets from operations	$48,930,029	$14,208,422	$18,545,770	$4,305,270	$76,893

Distributions declared to shareholders
From net investment income	$(4,105,019)	$(1,275,012)	$(1,605,000)	$(357,010)	$(9,619)
From net realized gain	(20,266,121)	(2,480,091)	(3,730,040)	(507,003)	—
Total distributions declared to shareholders	$(24,371,140)	$(3,755,103)	$(5,335,040)	$(864,013)	$(9,619)
Change in net assets from fund share transactions	$38,996,050	$38,417,005	$33,827,145	$22,114,656	$955,067
Total change in net assets	$63,554,939	$48,870,324	$47,037,875	$25,555,913	$1,022,341

Net assets
At beginning of period	340,350,637	83,393,790	114,137,347	20,598,312	—
At end of period	$403,905,576	$132,264,114	$161,175,222	$46,154,225	$1,022,341
Undistributed net investment income included in net assets at end of period	$118,326	$7,575	$—	$390	$448

(c)	For the period from the commencement of the fund’s investment operations, December 6, 2016, through the stated period end.

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

MFS LIFETIME INCOME FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/17 (unaudited)		Year ended
			4/30/17	4/30/16	4/30/15	4/30/14	4/30/13
Class A
Net asset value, beginning of period	$12.20		$12.08	$12.29	$12.15	$11.97	$11.40

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.10		$0.21	$0.18	$0.21	$0.23	$0.25
Net realized and unrealized gain (loss)	0.32		0.39	(0.11)	0.22	0.22	0.59
Total from investment operations	$0.42		$0.60	$0.07	$0.43	$0.45	$0.84

Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.24)	$(0.19)	$(0.22)	$(0.25)	$(0.27)
From net realized gain	—		(0.24)	(0.09)	(0.07)	(0.02)	—
Total distributions declared to shareholders	$(0.08)		$(0.48)	$(0.28)	$(0.29)	$(0.27)	$(0.27)
Net asset value, end of period (x)	$12.54		$12.20	$12.08	$12.29	$12.15	$11.97
Total return (%) (r)(s)(t)(x)	3.43	(n)	5.09	0.58	3.66	3.81	7.46

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.47	(a)	0.46	0.38	0.39	0.39	0.40
Expenses after expense reductions (f)(h)	0.25	(a)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss)	1.53	(a)	1.74	1.54	1.68	1.95	2.16
Portfolio turnover	3	(n)	25	10	14	10	8
Net assets at end of period (000 omitted)	$110,228		$115,872	$120,810	$126,212	$108,202	$108,914

	Six months ended 10/31/17 (unaudited)		Year ended
			4/30/17	4/30/16	4/30/15	4/30/14	4/30/13
Class B
Net asset value, beginning of period	$12.20		$12.08	$12.29	$12.15	$11.97	$11.41

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.05		$0.12	$0.09	$0.11	$0.15	$0.16
Net realized and unrealized gain (loss)	0.32		0.39	(0.11)	0.23	0.21	0.58
Total from investment operations	$0.37		$0.51	$(0.02)	$0.34	$0.36	$0.74

Less distributions declared to shareholders
From net investment income	$(0.03)		$(0.15)	$(0.10)	$(0.13)	$(0.16)	$(0.18)
From net realized gain	—		(0.24)	(0.09)	(0.07)	(0.02)	—
Total distributions declared to shareholders	$(0.03)		$(0.39)	$(0.19)	$(0.20)	$(0.18)	$(0.18)
Net asset value, end of period (x)	$12.54		$12.20	$12.08	$12.29	$12.15	$11.97
Total return (%) (r)(s)(t)(x)	3.05	(n)	4.31	(0.16)	2.89	3.04	6.57

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.22	(a)	1.21	1.13	1.14	1.14	1.15
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss)	0.78	(a)	0.98	0.79	0.93	1.22	1.41
Portfolio turnover	3	(n)	25	10	14	10	8
Net assets at end of period (000 omitted)	$13,454		$15,801	$18,088	$20,720	$18,577	$17,243

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME INCOME FUND – continued

	Six months ended 10/31/17 (unaudited)		Year ended
			4/30/17	4/30/16	4/30/15	4/30/14	4/30/13
Class C
Net asset value, beginning of period	$12.19		$12.08	$12.29	$12.15	$11.97	$11.41

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.05		$0.12	$0.09	$0.11	$0.15	$0.16
Net realized and unrealized gain (loss)	0.33		0.38	(0.11)	0.23	0.21	0.58
Total from investment operations	$0.38		$0.50	$(0.02)	$0.34	$0.36	$0.74

Less distributions declared to shareholders
From net investment income	$(0.03)		$(0.15)	$(0.10)	$(0.13)	$(0.16)	$(0.18)
From net realized gain	—		(0.24)	(0.09)	(0.07)	(0.02)	—
Total distributions declared to shareholders	$(0.03)		$(0.39)	$(0.19)	$(0.20)	$(0.18)	$(0.18)
Net asset value, end of period (x)	$12.54		$12.19	$12.08	$12.29	$12.15	$11.97
Total return (%) (r)(s)(t)(x)	3.13	(n)	4.22	(0.16)	2.89	3.04	6.57

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.22	(a)	1.21	1.13	1.14	1.14	1.15
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss)	0.78	(a)	0.98	0.79	0.93	1.22	1.40
Portfolio turnover	3	(n)	25	10	14	10	8
Net assets at end of period (000 omitted)	$141,828		$147,518	$153,472	$162,868	$129,848	$82,969

	Six months ended 10/31/17 (unaudited)		Year ended
			4/30/17	4/30/16	4/30/15	4/30/14	4/30/13
Class I
Net asset value, beginning of period	$12.20		$12.08	$12.30	$12.15	$11.98	$11.41

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.11		$0.24	$0.21	$0.23	$0.27	$0.28
Net realized and unrealized gain (loss)	0.33		0.39	(0.12)	0.25	0.20	0.59
Total from investment operations	$0.44		$0.63	$0.09	$0.48	$0.47	$0.87

Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.27)	$(0.22)	$(0.26)	$(0.28)	$(0.30)
From net realized gain	—		(0.24)	(0.09)	(0.07)	(0.02)	—
Total distributions declared to shareholders	$(0.09)		$(0.51)	$(0.31)	$(0.33)	$(0.30)	$(0.30)
Net asset value, end of period (x)	$12.55		$12.20	$12.08	$12.30	$12.15	$11.98
Total return (%) (r)(s)(t)(x)	3.64	(n)	5.35	0.75	4.00	3.99	7.72

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.22	(a)	0.21	0.13	0.14	0.14	0.15
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss)	1.78	(a)	1.98	1.76	1.92	2.23	2.39
Portfolio turnover	3	(n)	25	10	14	10	8
Net assets at end of period (000 omitted)	$34,751		$32,683	$26,134	$29,661	$26,507	$19,403

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME INCOME FUND – continued

	Six months ended 10/31/17 (unaudited)		Year ended
			4/30/17	4/30/16	4/30/15	4/30/14	4/30/13
Class R1
Net asset value, beginning of period	$12.21		$12.09	$12.30	$12.16	$11.98	$11.41

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.05		$0.12	$0.10	$0.12	$0.15	$0.16
Net realized and unrealized gain (loss)	0.33		0.39	(0.12)	0.22	0.21	0.59
Total from investment operations	$0.38		$0.51	$(0.02)	$0.34	$0.36	$0.75

Less distributions declared to shareholders
From net investment income	$(0.03)		$(0.15)	$(0.10)	$(0.13)	$(0.16)	$(0.18)
From net realized gain	—		(0.24)	(0.09)	(0.07)	(0.02)	—
Total distributions declared to shareholders	$(0.03)		$(0.39)	$(0.19)	$(0.20)	$(0.18)	$(0.18)
Net asset value, end of period (x)	$12.56		$12.21	$12.09	$12.30	$12.16	$11.98
Total return (%) (r)(s)(t)(x)	3.13	(n)	4.31	(0.16)	2.88	3.04	6.66

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.22	(a)	1.21	1.13	1.14	1.14	1.15
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss)	0.78	(a)	0.96	0.79	0.95	1.22	1.43
Portfolio turnover	3	(n)	25	10	14	10	8
Net assets at end of period (000 omitted)	$4,141		$4,453	$5,332	$5,606	$2,368	$2,503

	Six months ended 10/31/17 (unaudited)		Year ended
			4/30/17	4/30/16	4/30/15	4/30/14	4/30/13
Class R2
Net asset value, beginning of period	$12.20		$12.08	$12.30	$12.16	$11.98	$11.41

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.08		$0.18	$0.16	$0.18	$0.21	$0.23
Net realized and unrealized gain (loss)	0.33		0.39	(0.13)	0.22	0.21	0.58
Total from investment operations	$0.41		$0.57	$0.03	$0.40	$0.42	$0.81

Less distributions declared to shareholders
From net investment income	$(0.06)		$(0.21)	$(0.16)	$(0.19)	$(0.22)	$(0.24)
From net realized gain	—		(0.24)	(0.09)	(0.07)	(0.02)	—
Total distributions declared to shareholders	$(0.06)		$(0.45)	$(0.25)	$(0.26)	$(0.24)	$(0.24)
Net asset value, end of period (x)	$12.55		$12.20	$12.08	$12.30	$12.16	$11.98
Total return (%) (r)(s)(t)(x)	3.38	(n)	4.83	0.25	3.40	3.55	7.19

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.72	(a)	0.71	0.63	0.64	0.64	0.65
Expenses after expense reductions (f)(h)	0.50	(a)	0.50	0.50	0.50	0.50	0.50
Net investment income (loss)	1.28	(a)	1.49	1.32	1.46	1.72	1.95
Portfolio turnover	3	(n)	25	10	14	10	8
Net assets at end of period (000 omitted)	$29,576		$31,542	$24,621	$28,528	$7,506	$8,640

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME INCOME FUND – continued

	Six months ended 10/31/17 (unaudited)		Year ended
			4/30/17	4/30/16	4/30/15	4/30/14	4/30/13
Class R3
Net asset value, beginning of period	$12.20		$12.08	$12.30	$12.15	$11.97	$11.41

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.10		$0.21	$0.17	$0.21	$0.23	$0.25
Net realized and unrealized gain (loss)	0.32		0.39	(0.11)	0.23	0.22	0.58
Total from investment operations	$0.42		$0.60	$0.06	$0.44	$0.45	$0.83

Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.24)	$(0.19)	$(0.22)	$(0.25)	$(0.27)
From net realized gain	—		(0.24)	(0.09)	(0.07)	(0.02)	—
Total distributions declared to shareholders	$(0.08)		$(0.48)	$(0.28)	$(0.29)	$(0.27)	$(0.27)
Net asset value, end of period (x)	$12.54		$12.20	$12.08	$12.30	$12.15	$11.97
Total return (%) (r)(s)(t)(x)	3.43	(n)	5.09	0.50	3.74	3.81	7.37

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.47	(a)	0.47	0.38	0.39	0.39	0.40
Expenses after expense reductions (f)(h)	0.25	(a)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss)	1.53	(a)	1.74	1.46	1.68	1.96	2.15
Portfolio turnover	3	(n)	25	10	14	10	8
Net assets at end of period (000 omitted)	$55,475		$49,628	$33,728	$25,641	$14,526	$14,704

	Six months ended 10/31/17 (unaudited)		Year ended
			4/30/17	4/30/16	4/30/15	4/30/14	4/30/13
Class R4
Net asset value, beginning of period	$12.20		$12.08	$12.30	$12.16	$11.98	$11.42

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.11		$0.24	$0.21	$0.24	$0.27	$0.28
Net realized and unrealized gain (loss)	0.33		0.39	(0.12)	0.23	0.21	0.58
Total from investment operations	$0.44		$0.63	$0.09	$0.47	$0.48	$0.86

Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.27)	$(0.22)	$(0.26)	$(0.28)	$(0.30)
From net realized gain	—		(0.24)	(0.09)	(0.07)	(0.02)	—
Total distributions declared to shareholders	$(0.09)		$(0.51)	$(0.31)	$(0.33)	$(0.30)	$(0.30)
Net asset value, end of period (x)	$12.55		$12.20	$12.08	$12.30	$12.16	$11.98
Total return (%) (r)(s)(t)(x)	3.64	(n)	5.35	0.75	3.92	4.07	7.63

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.22	(a)	0.21	0.13	0.14	0.14	0.15
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss)	1.78	(a)	2.01	1.78	1.93	2.22	2.41
Portfolio turnover	3	(n)	25	10	14	10	8
Net assets at end of period (000 omitted)	$111,656		$112,472	$83,522	$75,336	$33,109	$25,505

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME INCOME FUND – continued

	Six months ended 10/31/17 (unaudited)		Year ended 4/30/17 (i)
Class R6
Net asset value, beginning of period	$12.23		$12.37

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.12		$0.11
Net realized and unrealized gain (loss)	0.33		0.21	(g)
Total from investment operations	$0.45		$0.32

Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.22)
From net realized gain	—		(0.24)
Total distributions declared to shareholders	$(0.10)		$(0.46)
Net asset value, end of period (x)	$12.58		$12.23
Total return (%) (r)(s)(t)(x)	3.69	(n)	2.70	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.12	(a)	0.21	(a)
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	(a)
Net investment income (loss)	1.89	(a)	1.34	(a)
Portfolio turnover	3	(n)	25
Net assets at end of period (000 omitted)	$10,908		$6,775

	Six months ended 10/31/17 (unaudited)		Year ended
			4/30/17	4/30/16	4/30/15 (i)
Class 529A
Net asset value, beginning of period	$10.04		$9.98	$10.17	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.08		$0.17	$0.15	$0.02
Net realized and unrealized gain (loss)	0.26		0.32	(0.10)	0.19
Total from investment operations	$0.34		$0.49	$0.05	$0.21

Less distributions declared to shareholders
From net investment income	$(0.06)		$(0.19)	$(0.15)	$(0.04)
From net realized gain	—		(0.24)	(0.09)	—
Total distributions declared to shareholders	$(0.06)		$(0.43)	$(0.24)	$(0.04)
Net asset value, end of period (x)	$10.32		$10.04	$9.98	$10.17
Total return (%) (r)(s)(t)(x)	3.41	(n)	5.08	0.53	2.07	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.57	(a)	0.56	0.48	0.53	(a)
Expenses after expense reductions (f)(h)	0.29	(a)	0.29	0.29	0.30	(a)
Net investment income (loss)	1.49	(a)	1.70	1.48	0.70	(a)
Portfolio turnover	3	(n)	25	10	14
Net assets at end of period (000 omitted)	$79,030		$73,448	$52,434	$47,993

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME INCOME FUND – continued

	Six months ended 10/31/17 (unaudited)		Year ended
			4/30/17	4/30/16	4/30/15 (i)
Class 529B
Net asset value, beginning of period	$10.04		$9.98	$10.17	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.04		$0.10	$0.07	$(0.00	)(w)
Net realized and unrealized gain (loss)	0.26		0.32	(0.10)	0.18
Total from investment operations	$0.30		$0.42	$(0.03)	$0.18

Less distributions declared to shareholders
From net investment income	$(0.02)		$(0.12)	$(0.07)	$(0.01)
From net realized gain	—		(0.24)	(0.09)	—
Total distributions declared to shareholders	$(0.02)		$(0.36)	$(0.16)	$(0.01)
Net asset value, end of period (x)	$10.32		$10.04	$9.98	$10.17
Total return (%) (r)(s)(t)(x)	3.02	(n)	4.30	(0.22)	1.83	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.32	(a)	1.31	1.23	1.28	(a)
Expenses after expense reductions (f)(h)	1.05	(a)	1.05	1.04	1.04	(a)
Net investment income (loss)	0.73	(a)	0.96	0.73	(0.05	)(a)
Portfolio turnover	3	(n)	25	10	14
Net assets at end of period (000 omitted)	$4,395		$4,722	$3,456	$3,428

	Six months ended 10/31/17 (unaudited)		Year ended
			4/30/17	4/30/16	4/30/15 (i)
Class 529C
Net asset value, beginning of period	$10.04		$9.98	$10.17	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.04		$0.09	$0.07	$(0.00	)(w)
Net realized and unrealized gain (loss)	0.26		0.33	(0.10)	0.18
Total from investment operations	$0.30		$0.42	$(0.03)	$0.18

Less distributions declared to shareholders
From net investment income	$(0.02)		$(0.12)	$(0.07)	$(0.01)
From net realized gain	—		(0.24)	(0.09)	—
Total distributions declared to shareholders	$(0.02)		$(0.36)	$(0.16)	$(0.01)
Net asset value, end of period (x)	$10.32		$10.04	$9.98	$10.17
Total return (%) (r)(s)(t)(x)	3.02	(n)	4.30	(0.22)	1.83	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.32	(a)	1.31	1.23	1.28	(a)
Expenses after expense reductions (f)(h)	1.05	(a)	1.05	1.04	1.05	(a)
Net investment income (loss)	0.73	(a)	0.94	0.74	(0.05	)(a)
Portfolio turnover	3	(n)	25	10	14
Net assets at end of period (000 omitted)	$33,818		$32,166	$26,047	$23,987

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME INCOME FUND – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i)	For the period from the class inception, January 8, 2015 (Classes 529A, 529B, and 529C) and August 29, 2016 (Class R6), through the stated period end.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2020 FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/17 (unaudited)		Year ended
			4/30/17	4/30/16	4/30/15	4/30/14	4/30/13
Class A
Net asset value, beginning of period	$12.94		$13.08	$13.52	$13.16	$12.49	$11.54

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.10		$0.23	$0.20	$0.22	$0.25	$0.23
Net realized and unrealized gain (loss)	0.44		0.60	(0.18)	0.40	0.64	0.95
Total from investment operations	$0.54		$0.83	$0.02	$0.62	$0.89	$1.18

Less distributions declared to shareholders
From net investment income	$—		$(0.21)	$(0.23)	$(0.26)	$(0.22)	$(0.23)
From net realized gain	—		(0.76)	(0.23)	—	—	—
Total distributions declared to shareholders	$—		$(0.97)	$(0.46)	$(0.26)	$(0.22)	$(0.23)
Net asset value, end of period (x)	$13.48		$12.94	$13.08	$13.52	$13.16	$12.49
Total return (%) (r)(s)(t)(x)	4.17	(n)	6.60	0.20	4.76	7.18	10.34

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.49	(a)	0.48	0.40	0.42	0.40	0.42
Expenses after expense reductions (f)(h)	0.24	(a)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	1.47	(a)	1.73	1.52	1.62	1.96	1.94
Portfolio turnover	8	(n)	35	11	18	12	15
Net assets at end of period (000 omitted)	$47,502		$50,239	$46,171	$45,846	$55,682	$39,924

	Six months ended 10/31/17 (unaudited)		Year ended
			4/30/17	4/30/16	4/30/15	4/30/14	4/30/13
Class B
Net asset value, beginning of period	$12.84		$12.98	$13.41	$13.06	$12.40	$11.45

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.05		$0.13	$0.10	$0.12	$0.14	$0.14
Net realized and unrealized gain (loss)	0.44		0.59	(0.17)	0.39	0.64	0.96
Total from investment operations	$0.49		$0.72	$(0.07)	$0.51	$0.78	$1.10

Less distributions declared to shareholders
From net investment income	$—		$(0.10)	$(0.13)	$(0.16)	$(0.12)	$(0.15)
From net realized gain	—		(0.76)	(0.23)	—	—	—
Total distributions declared to shareholders	$—		$(0.86)	$(0.36)	$(0.16)	$(0.12)	$(0.15)
Net asset value, end of period (x)	$13.33		$12.84	$12.98	$13.41	$13.06	$12.40
Total return (%) (r)(s)(t)(x)	3.82	(n)	5.75	(0.49)	3.96	6.33	9.65

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.24	(a)	1.22	1.15	1.17	1.15	1.17
Expenses after expense reductions (f)(h)	0.99	(a)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	0.72	(a)	0.99	0.77	0.93	1.12	1.19
Portfolio turnover	8	(n)	35	11	18	12	15
Net assets at end of period (000 omitted)	$5,077		$5,425	$6,376	$6,605	$7,055	$6,777

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2020 FUND – continued

	Six months ended 10/31/17 (unaudited)		Year ended
			4/30/17	4/30/16	4/30/15	4/30/14	4/30/13
Class C
Net asset value, beginning of period	$12.67		$12.83	$13.26	$12.92	$12.27	$11.34

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.05		$0.13	$0.10	$0.12	$0.14	$0.14
Net realized and unrealized gain (loss)	0.43		0.58	(0.18)	0.39	0.64	0.94
Total from investment operations	$0.48		$0.71	$(0.08)	$0.51	$0.78	$1.08

Less distributions declared to shareholders
From net investment income	$—		$(0.11)	$(0.12)	$(0.17)	$(0.13)	$(0.15)
From net realized gain	—		(0.76)	(0.23)	—	—	—
Total distributions declared to shareholders	$—		$(0.87)	$(0.35)	$(0.17)	$(0.13)	$(0.15)
Net asset value, end of period (x)	$13.15		$12.67	$12.83	$13.26	$12.92	$12.27
Total return (%) (r)(s)(t)(x)	3.79	(n)	5.76	(0.53)	3.97	6.36	9.64

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.24	(a)	1.23	1.15	1.17	1.15	1.17
Expenses after expense reductions (f)(h)	0.99	(a)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	0.72	(a)	0.98	0.76	0.92	1.13	1.19
Portfolio turnover	8	(n)	35	11	18	12	15
Net assets at end of period (000 omitted)	$15,710		$16,629	$17,196	$18,428	$18,515	$16,209

	Six months ended 10/31/17 (unaudited)		Year ended
			4/30/17	4/30/16	4/30/15	4/30/14	4/30/13
Class I
Net asset value, beginning of period	$13.03		$13.16	$13.60	$13.24	$12.56	$11.59

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.12		$0.30	$0.23	$0.26	$0.27	$0.26
Net realized and unrealized gain (loss)	0.44		0.57	(0.18)	0.40	0.66	0.97
Total from investment operations	$0.56		$0.87	$0.05	$0.66	$0.93	$1.23

Less distributions declared to shareholders
From net investment income	$—		$(0.24)	$(0.26)	$(0.30)	$(0.25)	$(0.26)
From net realized gain	—		(0.76)	(0.23)	—	—	—
Total distributions declared to shareholders	$—		$(1.00)	$(0.49)	$(0.30)	$(0.25)	$(0.26)
Net asset value, end of period (x)	$13.59		$13.03	$13.16	$13.60	$13.24	$12.56
Total return (%) (r)(s)(t)(x)	4.30	(n)	6.91	0.45	5.03	7.42	10.73

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.24	(a)	0.21	0.15	0.17	0.15	0.17
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	1.72	(a)	2.25	1.78	1.93	2.10	2.18
Portfolio turnover	8	(n)	35	11	18	12	15
Net assets at end of period (000 omitted)	$1,891		$1,631	$4,466	$7,312	$2,916	$2,778

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2020 FUND – continued

	Six months ended 10/31/17 (unaudited)		Year ended
			4/30/17	4/30/16	4/30/15	4/30/14	4/30/13
Class R1
Net asset value, beginning of period	$12.88		$13.00	$13.42	$13.06	$12.39	$11.43

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.05		$0.12	$0.10	$0.12	$0.14	$0.14
Net realized and unrealized gain (loss)	0.44		0.60	(0.18)	0.40	0.64	0.96
Total from investment operations	$0.49		$0.72	$(0.08)	$0.52	$0.78	$1.10

Less distributions declared to shareholders
From net investment income	$—		$(0.08)	$(0.11)	$(0.16)	$(0.11)	$(0.14)
From net realized gain	—		(0.76)	(0.23)	—	—	—
Total distributions declared to shareholders	$—		$(0.84)	$(0.34)	$(0.16)	$(0.11)	$(0.14)
Net asset value, end of period (x)	$13.37		$12.88	$13.00	$13.42	$13.06	$12.39
Total return (%) (r)(s)(t)(x)	3.80	(n)	5.73	(0.54)	3.99	6.35	9.65

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.24	(a)	1.22	1.15	1.17	1.15	1.18
Expenses after expense reductions (f)(h)	0.99	(a)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	0.72	(a)	0.95	0.78	0.93	1.12	1.19
Portfolio turnover	8	(n)	35	11	18	12	15
Net assets at end of period (000 omitted)	$4,455		$4,355	$4,794	$6,357	$7,494	$8,293

	Six months ended 10/31/17 (unaudited)		Year ended
			4/30/17	4/30/16	4/30/15	4/30/14	4/30/13
Class R2
Net asset value, beginning of period	$12.84		$13.00	$13.43	$13.08	$12.42	$11.46

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.08		$0.19	$0.17	$0.19	$0.21	$0.20
Net realized and unrealized gain (loss)	0.45		0.59	(0.18)	0.39	0.64	0.96
Total from investment operations	$0.53		$0.78	$(0.01)	$0.58	$0.85	$1.16

Less distributions declared to shareholders
From net investment income	$—		$(0.18)	$(0.19)	$(0.23)	$(0.19)	$(0.20)
From net realized gain	—		(0.76)	(0.23)	—	—	—
Total distributions declared to shareholders	$—		$(0.94)	$(0.42)	$(0.23)	$(0.19)	$(0.20)
Net asset value, end of period (x)	$13.37		$12.84	$13.00	$13.43	$13.08	$12.42
Total return (%) (r)(s)(t)(x)	4.13	(n)	6.26	0.01	4.48	6.83	10.21

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.74	(a)	0.73	0.65	0.67	0.65	0.68
Expenses after expense reductions (f)(h)	0.49	(a)	0.50	0.50	0.50	0.50	0.50
Net investment income (loss) (l)	1.22	(a)	1.49	1.28	1.42	1.63	1.68
Portfolio turnover	8	(n)	35	11	18	12	15
Net assets at end of period (000 omitted)	$74,216		$76,217	$63,116	$68,263	$71,178	$65,371

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2020 FUND – continued

	Six months ended 10/31/17 (unaudited)		Year ended
			4/30/17	4/30/16	4/30/15	4/30/14	4/30/13
Class R3
Net asset value, beginning of period	$12.95		$13.09	$13.53	$13.18	$12.50	$11.54

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.10		$0.22	$0.19	$0.22	$0.24	$0.23
Net realized and unrealized gain (loss)	0.44		0.61	(0.17)	0.40	0.66	0.96
Total from investment operations	$0.54		$0.83	$0.02	$0.62	$0.90	$1.19

Less distributions declared to shareholders
From net investment income	$—		$(0.21)	$(0.23)	$(0.27)	$(0.22)	$(0.23)
From net realized gain	—		(0.76)	(0.23)	—	—	—
Total distributions declared to shareholders	$—		$(0.97)	$(0.46)	$(0.27)	$(0.22)	$(0.23)
Net asset value, end of period (x)	$13.49		$12.95	$13.09	$13.53	$13.18	$12.50
Total return (%) (r)(s)(t)(x)	4.17	(n)	6.59	0.20	4.72	7.20	10.46

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.49	(a)	0.48	0.40	0.42	0.40	0.42
Expenses after expense reductions (f)(h)	0.24	(a)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	1.47	(a)	1.71	1.45	1.67	1.86	1.94
Portfolio turnover	8	(n)	35	11	18	12	15
Net assets at end of period (000 omitted)	$85,692		$74,655	$63,904	$51,380	$44,145	$41,188

	Six months ended 10/31/17 (unaudited)		Year ended
			4/30/17	4/30/16	4/30/15	4/30/14	4/30/13
Class R4
Net asset value, beginning of period	$13.01		$13.15	$13.58	$13.23	$12.55	$11.58

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.12		$0.27	$0.23	$0.26	$0.27	$0.27
Net realized and unrealized gain (loss)	0.44		0.59	(0.17)	0.39	0.66	0.96
Total from investment operations	$0.56		$0.86	$0.06	$0.65	$0.93	$1.23

Less distributions declared to shareholders
From net investment income	$—		$(0.24)	$(0.26)	$(0.30)	$(0.25)	$(0.26)
From net realized gain	—		(0.76)	(0.23)	—	—	—
Total distributions declared to shareholders	$—		$(1.00)	$(0.49)	$(0.30)	$(0.25)	$(0.26)
Net asset value, end of period (x)	$13.57		$13.01	$13.15	$13.58	$13.23	$12.55
Total return (%) (r)(s)(t)(x)	4.30	(n)	6.83	0.53	4.96	7.42	10.74

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.24	(a)	0.23	0.15	0.17	0.15	0.16
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	1.72	(a)	2.02	1.76	1.94	2.13	2.21
Portfolio turnover	8	(n)	35	11	18	12	15
Net assets at end of period (000 omitted)	$151,050		$146,535	$165,273	$159,446	$147,311	$109,518
See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2020 FUND – continued

	Six months ended 10/31/17 (unaudited)		Year ended 4/30/17 (i)

Class R6
Net asset value, beginning of period	$13.02		$13.60

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.12		$0.11
Net realized and unrealized gain (loss)	0.45		0.32	(g)
Total from investment operations	$0.57		$0.43

Less distributions declared to shareholders
From net investment income	$—		$(0.25)
From net realized gain	—		(0.76)
Total distributions declared to shareholders	$—		$(1.01)
Net asset value, end of period (x)	$13.59		$13.02
Total return (%) (r)(s)(t)(x)	4.38	(n)	3.43	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.11	(a)	0.16	(a)
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	(a)
Net investment income (loss) (l)	1.86	(a)	1.28	(a)
Portfolio turnover	8	(n)	35
Net assets at end of period (000 omitted)	$28,913		$21,091
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i)	For the period from the class inception, August 29, 2016, through the stated period end.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2025 FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/17 (unaudited)		Year ended
			4/30/17	4/30/16	4/30/15	4/30/14	4/30/13 (c)
Class A
Net asset value, beginning of period	$12.35		$11.76	$12.19	$11.81	$10.86	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.08		$0.20	$0.16	$0.19	$0.20	$0.09
Net realized and unrealized gain (loss)	0.63		0.84	(0.24)	0.47	0.94	0.86
Total from investment operations	$0.71		$1.04	$(0.08)	$0.66	$1.14	$0.95

Less distributions declared to shareholders
From net investment income	$—		$(0.17)	$(0.18)	$(0.20)	$(0.18)	$(0.09)
From net realized gain	—		(0.28)	(0.17)	(0.08)	(0.01)	—
Total distributions declared to shareholders	$—		$(0.45)	$(0.35)	$(0.28)	$(0.19)	$(0.09)
Net asset value, end of period (x)	$13.06		$12.35	$11.76	$12.19	$11.81	$10.86
Total return (%) (r)(s)(t)(x)	5.75	(n)	9.03	(0.60)	5.64	10.52	9.61	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.52	(a)	0.55	0.53	0.48	0.52	7.31	(a)
Expenses after expense reductions (f)(h)	0.23	(a)	0.24	0.23	0.23	0.25	0.25	(a)
Net investment income (loss) (l)	1.18	(a)	1.62	1.34	1.58	1.74	1.75	(a)
Portfolio turnover	6	(n)	33	10	13	10	8	(n)
Net assets at end of period (000 omitted)	$14,735		$14,518	$12,598	$8,807	$4,238	$380

	Six months ended 10/31/17 (unaudited)		Year ended
			4/30/17	4/30/16	4/30/15	4/30/14	4/30/13 (c)
Class B
Net asset value, beginning of period	$12.26		$11.68	$12.11	$11.75	$10.83	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.03		$0.10	$0.07	$0.10	$0.10	$0.04
Net realized and unrealized gain (loss)	0.61		0.85	(0.24)	0.47	0.94	0.87
Total from investment operations	$0.64		$0.95	$(0.17)	$0.57	$1.04	$0.91

Less distributions declared to shareholders
From net investment income	$—		$(0.09)	$(0.09)	$(0.13)	$(0.11)	$(0.08)
From net realized gain	—		(0.28)	(0.17)	(0.08)	(0.01)	—
Total distributions declared to shareholders	$—		$(0.37)	$(0.26)	$(0.21)	$(0.12)	$(0.08)
Net asset value, end of period (x)	$12.90		$12.26	$11.68	$12.11	$11.75	$10.83
Total return (%) (r)(s)(t)(x)	5.22	(n)	8.23	(1.37)	4.83	9.68	9.19	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.27	(a)	1.29	1.28	1.23	1.28	7.38	(a)
Expenses after expense reductions (f)(h)	0.99	(a)	1.00	1.00	1.00	1.00	1.00	(a)
Net investment income (loss) (l)	0.42	(a)	0.86	0.59	0.83	0.87	0.86	(a)
Portfolio turnover	6	(n)	33	10	13	10	8	(n)
Net assets at end of period (000 omitted)	$1,356		$1,340	$1,190	$1,035	$754	$343

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2025 FUND – continued

	Six months ended 10/31/17 (unaudited)		Year ended
			4/30/17	4/30/16	4/30/15	4/30/14	4/30/13 (c)
Class C
Net asset value, beginning of period	$12.21		$11.63	$12.07	$11.71	$10.83	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.03		$0.10	$0.07	$0.10	$0.13	$0.07
Net realized and unrealized gain (loss)	0.61		0.84	(0.24)	0.47	0.91	0.84
Total from investment operations	$0.64		$0.94	$(0.17)	$0.57	$1.04	$0.91

Less distributions declared to shareholders
From net investment income	$—		$(0.08)	$(0.10)	$(0.13)	$(0.15)	$(0.08)
From net realized gain	—		(0.28)	(0.17)	(0.08)	(0.01)	—
Total distributions declared to shareholders	$—		$(0.36)	$(0.27)	$(0.21)	$(0.16)	$(0.08)
Net asset value, end of period (x)	$12.85		$12.21	$11.63	$12.07	$11.71	$10.83
Total return (%) (r)(s)(t)(x)	5.24	(n)	8.24	(1.37)	4.86	9.65	9.19	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.27	(a)	1.29	1.28	1.23	1.27	9.16	(a)
Expenses after expense reductions (f)(h)	0.99	(a)	1.00	1.00	1.00	1.00	1.00	(a)
Net investment income (loss) (l)	0.42	(a)	0.83	0.59	0.80	1.15	1.30	(a)
Portfolio turnover	6	(n)	33	10	13	10	8	(n)
Net assets at end of period (000 omitted)	$3,381		$3,311	$2,846	$2,213	$1,376	$171

	Six months ended 10/31/17 (unaudited)		Year ended
			4/30/17	4/30/16	4/30/15	4/30/14	4/30/13 (c)
Class I
Net asset value, beginning of period	$12.40		$11.79	$12.22	$11.83	$10.87	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.09		$0.27	$0.19	$0.23	$0.24	$0.12
Net realized and unrealized gain (loss)	0.62		0.82	(0.25)	0.46	0.92	0.85
Total from investment operations	$0.71		$1.09	$(0.06)	$0.69	$1.16	$0.97

Less distributions declared to shareholders
From net investment income	$—		$(0.20)	$(0.20)	$(0.22)	$(0.19)	$(0.10)
From net realized gain	—		(0.28)	(0.17)	(0.08)	(0.01)	—
Total distributions declared to shareholders	$—		$(0.48)	$(0.37)	$(0.30)	$(0.20)	$(0.10)
Net asset value, end of period (x)	$13.11		$12.40	$11.79	$12.22	$11.83	$10.87
Total return (%) (r)(s)(t)(x)	5.73	(n)	9.42	(0.39)	5.89	10.72	9.76	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.27	(a)	0.28	0.29	0.23	0.27	9.11	(a)
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	0.00	0.00	0.00	(a)
Net investment income (loss) (l)	1.40	(a)	2.25	1.59	1.87	2.09	2.45	(a)
Portfolio turnover	6	(n)	33	10	13	10	8	(n)
Net assets at end of period (000 omitted)	$116		$127	$4,563	$1,889	$443	$110

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2025 FUND – continued

	Six months ended 10/31/17 (unaudited)		Year ended
			4/30/17	4/30/16	4/30/15	4/30/14	4/30/13 (c)
Class R1
Net asset value, beginning of period	$12.33		$11.79	$12.17	$11.78	$10.83	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.03		$0.09	$0.06	$0.09	$0.10	$0.07
Net realized and unrealized gain (loss)	0.62		0.86	(0.24)	0.48	0.94	0.84
Total from investment operations	$0.65		$0.95	$(0.18)	$0.57	$1.04	$0.91

Less distributions declared to shareholders
From net investment income	$—		$(0.13)	$(0.03)	$(0.10)	$(0.08)	$(0.08)
From net realized gain	—		(0.28)	(0.17)	(0.08)	(0.01)	—
Total distributions declared to shareholders	$—		$(0.41)	$(0.20)	$(0.18)	$(0.09)	$(0.08)
Net asset value, end of period (x)	$12.98		$12.33	$11.79	$12.17	$11.78	$10.83
Total return (%) (r)(s)(t)(x)	5.27	(n)	8.24	(1.40)	4.88	9.63	9.19	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.27	(a)	1.31	1.26	1.23	1.29	10.12	(a)
Expenses after expense reductions (f)(h)	0.99	(a)	1.00	1.00	1.00	1.00	1.00	(a)
Net investment income (loss) (l)	0.43	(a)	0.77	0.51	0.73	0.85	1.45	(a)
Portfolio turnover	6	(n)	33	10	13	10	8	(n)
Net assets at end of period (000 omitted)	$863		$432	$87	$163	$120	$109

	Six months ended 10/31/17 (unaudited)		Year ended
			4/30/17	4/30/16	4/30/15	4/30/14	4/30/13 (c)
Class R2
Net asset value, beginning of period	$12.29		$11.73	$12.17	$11.78	$10.85	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.06		$0.17	$0.12	$0.15	$0.13	$0.10
Net realized and unrealized gain (loss)	0.62		0.84	(0.24)	0.49	0.97	0.84
Total from investment operations	$0.68		$1.01	$(0.12)	$0.64	$1.10	$0.94

Less distributions declared to shareholders
From net investment income	$—		$(0.17)	$(0.15)	$(0.17)	$(0.16)	$(0.09)
From net realized gain	—		(0.28)	(0.17)	(0.08)	(0.01)	—
Total distributions declared to shareholders	$—		$(0.45)	$(0.32)	$(0.25)	$(0.17)	$(0.09)
Net asset value, end of period (x)	$12.97		$12.29	$11.73	$12.17	$11.78	$10.85
Total return (%) (r)(s)(t)(x)	5.53	(n)	8.75	(0.89)	5.42	10.19	9.48	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.77	(a)	0.81	0.79	0.73	0.76	9.60	(a)
Expenses after expense reductions (f)(h)	0.49	(a)	0.50	0.50	0.50	0.50	0.50	(a)
Net investment income (loss) (l)	0.92	(a)	1.40	1.02	1.27	1.09	1.95	(a)
Portfolio turnover	6	(n)	33	10	13	10	8	(n)
Net assets at end of period (000 omitted)	$31,534		$23,253	$7,489	$4,200	$3,799	$121

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2025 FUND – continued

	Six months ended 10/31/17 (unaudited)		Year ended
			4/30/17	4/30/16	4/30/15	4/30/14	4/30/13 (c)
Class R3
Net asset value, beginning of period	$12.35		$11.76	$12.19	$11.80	$10.86	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.08		$0.20	$0.15	$0.17	$0.19	$0.06
Net realized and unrealized gain (loss)	0.61		0.85	(0.23)	0.49	0.93	0.89
Total from investment operations	$0.69		$1.05	$(0.08)	$0.66	$1.12	$0.95

Less distributions declared to shareholders
From net investment income	$—		$(0.18)	$(0.18)	$(0.19)	$(0.17)	$(0.09)
From net realized gain	—		(0.28)	(0.17)	(0.08)	(0.01)	—
Total distributions declared to shareholders	$—		$(0.46)	$(0.35)	$(0.27)	$(0.18)	$(0.09)
Net asset value, end of period (x)	$13.04		$12.35	$11.76	$12.19	$11.80	$10.86
Total return (%) (r)(s)(t)(x)	5.59	(n)	9.08	(0.60)	5.65	10.39	9.62	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.52	(a)	0.55	0.54	0.48	0.53	1.74	(a)
Expenses after expense reductions (f)(h)	0.24	(a)	0.25	0.25	0.25	0.25	0.25	(a)
Net investment income (loss) (l)	1.17	(a)	1.61	1.27	1.45	1.70	1.13	(a)
Portfolio turnover	6	(n)	33	10	13	10	8	(n)
Net assets at end of period (000 omitted)	$51,735		$39,042	$22,370	$12,732	$8,877	$3,065

	Six months ended 10/31/17 (unaudited)		Year ended
			4/30/17	4/30/16	4/30/15	4/30/14	4/30/13 (c)
Class R4
Net asset value, beginning of period	$12.40		$11.79	$12.22	$11.83	$10.87	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.09		$0.22	$0.19	$0.22	$0.21	$0.07
Net realized and unrealized gain (loss)	0.62		0.87	(0.25)	0.47	0.95	0.90
Total from investment operations	$0.71		$1.09	$(0.06)	$0.69	$1.16	$0.97

Less distributions declared to shareholders
From net investment income	$—		$(0.20)	$(0.20)	$(0.22)	$(0.19)	$(0.10)
From net realized gain	—		(0.28)	(0.17)	(0.08)	(0.01)	—
Total distributions declared to shareholders	$—		$(0.48)	$(0.37)	$(0.30)	$(0.20)	$(0.10)
Net asset value, end of period (x)	$13.11		$12.40	$11.79	$12.22	$11.83	$10.87
Total return (%) (r)(s)(t)(x)	5.73	(n)	9.42	(0.40)	5.88	10.72	9.76	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.27	(a)	0.30	0.28	0.23	0.28	0.33	(a)
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	0.00	0.00	0.00	(a)
Net investment income (loss) (l)	1.42	(a)	1.84	1.59	1.82	1.88	1.28	(a)
Portfolio turnover	6	(n)	33	10	13	10	8	(n)
Net assets at end of period (000 omitted)	$147,979		$135,040	$105,570	$98,370	$66,460	$40,552

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2025 FUND – continued

	Six months ended 10/31/17 (unaudited)		Year ended 4/30/17 (i)
Class R6
Net asset value, beginning of period	$12.41		$12.30

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.10		$0.11
Net realized and unrealized gain (loss)	0.62		0.48	(g)
Total from investment operations	$0.72		$0.59

Less distributions declared to shareholders
From net investment income	$—		$(0.20)
From net realized gain	—		(0.28)
Total distributions declared to shareholders	$—		$(0.48)
Net asset value, end of period (x)	$13.13		$12.41
Total return (%) (r)(s)(t)(x)	5.80	(n)	5.02	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.13	(a)	0.20	(a)
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	(a)
Net investment income (loss) (l)	1.55	(a)	1.31	(a)
Portfolio turnover	6	(n)	33
Net assets at end of period (000 omitted)	$12,183		$10,834
(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, November 2, 2012, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i)	For the period from the class inception, August 29, 2016, through the stated period end.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2030 FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/17 (unaudited)		Year ended
			4/30/17	4/30/16	4/30/15	4/30/14	4/30/13
Class A
Net asset value, beginning of period	$14.57		$13.91	$14.55	$13.90	$12.51	$11.10

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.06		$0.19	$0.16	$0.18	$0.17	$0.15
Net realized and unrealized gain (loss)	1.02		1.42	(0.38)	0.70	1.41	1.42
Total from investment operations	$1.08		$1.61	$(0.22)	$0.88	$1.58	$1.57

Less distributions declared to shareholders
From net investment income	$—		$(0.19)	$(0.20)	$(0.23)	$(0.19)	$(0.16)
From net realized gain	—		(0.76)	(0.22)	—	—	—
Total distributions declared to shareholders	$—		$(0.95)	$(0.42)	$(0.23)	$(0.19)	$(0.16)
Net asset value, end of period (x)	$15.65		$14.57	$13.91	$14.55	$13.90	$12.51
Total return (%) (r)(s)(t)(x)	7.41	(n)	12.01	(1.51)	6.37	12.67	14.24

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.47	(a)	0.47	0.42	0.44	0.41	0.46
Expenses after expense reductions (f)(h)	0.24	(a)	0.25	0.24	0.24	0.24	0.25
Net investment income (loss) (l)	0.73	(a)	1.36	1.13	1.29	1.30	1.32
Portfolio turnover	5	(n)	50	6	11	6	13
Net assets at end of period (000 omitted)	$59,658		$57,961	$44,995	$42,887	$39,929	$26,738

	Six months ended 10/31/17 (unaudited)		Year ended
			4/30/17	4/30/16	4/30/15	4/30/14	4/30/13
Class B
Net asset value, beginning of period	$14.37		$13.73	$14.37	$13.73	$12.37	$10.99

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.00	)(w)	$0.08	$0.05	$0.07	$0.07	$0.07
Net realized and unrealized gain (loss)	1.01		1.40	(0.38)	0.69	1.39	1.39
Total from investment operations	$1.01		$1.48	$(0.33)	$0.76	$1.46	$1.46

Less distributions declared to shareholders
From net investment income	$—		$(0.08)	$(0.09)	$(0.12)	$(0.10)	$(0.08)
From net realized gain	—		(0.76)	(0.22)	—	—	—
Total distributions declared to shareholders	$—		$(0.84)	$(0.31)	$(0.12)	$(0.10)	$(0.08)
Net asset value, end of period (x)	$15.38		$14.37	$13.73	$14.37	$13.73	$12.37
Total return (%) (r)(s)(t)(x)	7.03	(n)	11.15	(2.27)	5.59	11.82	13.39

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.22	(a)	1.22	1.17	1.19	1.16	1.21
Expenses after expense reductions (f)(h)	0.99	(a)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	(0.03	)(a)	0.60	0.37	0.53	0.53	0.60
Portfolio turnover	5	(n)	50	6	11	6	13
Net assets at end of period (000 omitted)	$8,917		$8,753	$8,498	$8,414	$8,022	$6,347

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2030 FUND – continued

	Six months ended 10/31/17 (unaudited)		Year ended
			4/30/17	4/30/16	4/30/15	4/30/14	4/30/13
Class C
Net asset value, beginning of period	$14.29		$13.66	$14.29	$13.67	$12.33	$10.94

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.00	)(w)	$0.09	$0.05	$0.08	$0.07	$0.06
Net realized and unrealized gain (loss)	1.00		1.38	(0.37)	0.67	1.38	1.41
Total from investment operations	$1.00		$1.47	$(0.32)	$0.75	$1.45	$1.47

Less distributions declared to shareholders
From net investment income	$—		$(0.08)	$(0.09)	$(0.13)	$(0.11)	$(0.08)
From net realized gain	—		(0.76)	(0.22)	—	—	—
Total distributions declared to shareholders	$—		$(0.84)	$(0.31)	$(0.13)	$(0.11)	$(0.08)
Net asset value, end of period (x)	$15.29		$14.29	$13.66	$14.29	$13.67	$12.33
Total return (%) (r)(s)(t)(x)	7.00	(n)	11.17	(2.20)	5.51	11.78	13.48

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.22	(a)	1.22	1.17	1.19	1.16	1.21
Expenses after expense reductions (f)(h)	0.99	(a)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	(0.02	)(a)	0.61	0.38	0.55	0.55	0.57
Portfolio turnover	5	(n)	50	6	11	6	13
Net assets at end of period (000 omitted)	$16,411		$15,827	$15,554	$15,521	$13,791	$8,949

	Six months ended 10/31/17 (unaudited)		Year ended
			4/30/17	4/30/16	4/30/15	4/30/14	4/30/13
Class I
Net asset value, beginning of period	$14.63		$14.00	$14.63	$13.98	$12.58	$11.15

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.07		$0.28	$0.19	$0.23	$0.21	$0.18
Net realized and unrealized gain (loss)	1.04		1.33	(0.37)	0.68	1.41	1.43
Total from investment operations	$1.11		$1.61	$(0.18)	$0.91	$1.62	$1.61

Less distributions declared to shareholders
From net investment income	$—		$(0.22)	$(0.23)	$(0.26)	$(0.22)	$(0.18)
From net realized gain	—		(0.76)	(0.22)	—	—	—
Total distributions declared to shareholders	$—		$(0.98)	$(0.45)	$(0.26)	$(0.22)	$(0.18)
Net asset value, end of period (x)	$15.74		$14.63	$14.00	$14.63	$13.98	$12.58
Total return (%) (r)(s)(t)(x)	7.59	(n)	11.95	(1.19)	6.57	12.90	14.60

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.22	(a)	0.20	0.17	0.20	0.16	0.21
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	0.98	(a)	1.96	1.36	1.61	1.54	1.60
Portfolio turnover	5	(n)	50	6	11	6	13
Net assets at end of period (000 omitted)	$1,924		$1,743	$12,156	$11,665	$8,067	$6,207

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2030 FUND – continued

	Six months ended 10/31/17 (unaudited)		Year ended
			4/30/17	4/30/16	4/30/15	4/30/14	4/30/13
Class R1
Net asset value, beginning of period	$14.44		$13.78	$14.39	$13.75	$12.39	$10.99

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.00	)(w)	$0.08	$0.04	$0.09	$0.07	$0.07
Net realized and unrealized gain (loss)	1.01		1.40	(0.36)	0.67	1.39	1.41
Total from investment operations	$1.01		$1.48	$(0.32)	$0.76	$1.46	$1.48

Less distributions declared to shareholders
From net investment income	$—		$(0.06)	$(0.07)	$(0.12)	$(0.10)	$(0.08)
From net realized gain	—		(0.76)	(0.22)	—	—	—
Total distributions declared to shareholders	$—		$(0.82)	$(0.29)	$(0.12)	$(0.10)	$(0.08)
Net asset value, end of period (x)	$15.45		$14.44	$13.78	$14.39	$13.75	$12.39
Total return (%) (r)(s)(t)(x)	6.99	(n)	11.13	(2.25)	5.56	11.79	13.51

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.22	(a)	1.22	1.17	1.19	1.16	1.21
Expenses after expense reductions (f)(h)	0.99	(a)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	(0.02	)(a)	0.57	0.31	0.61	0.56	0.58
Portfolio turnover	5	(n)	50	6	11	6	13
Net assets at end of period (000 omitted)	$5,927		$5,740	$6,427	$8,165	$10,816	$9,253

	Six months ended 10/31/17 (unaudited)		Year ended
			4/30/17	4/30/16	4/30/15	4/30/14	4/30/13
Class R2
Net asset value, beginning of period	$14.43		$13.79	$14.43	$13.79	$12.42	$11.01

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.04		$0.16	$0.12	$0.14	$0.14	$0.12
Net realized and unrealized gain (loss)	1.01		1.40	(0.38)	0.69	1.39	1.42
Total from investment operations	$1.05		$1.56	$(0.26)	$0.83	$1.53	$1.54

Less distributions declared to shareholders
From net investment income	$—		$(0.16)	$(0.16)	$(0.19)	$(0.16)	$(0.13)
From net realized gain	—		(0.76)	(0.22)	—	—	—
Total distributions declared to shareholders	$—		$(0.92)	$(0.38)	$(0.19)	$(0.16)	$(0.13)
Net asset value, end of period (x)	$15.48		$14.43	$13.79	$14.43	$13.79	$12.42
Total return (%) (r)(s)(t)(x)	7.28	(n)	11.73	(1.78)	6.07	12.34	14.05

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.72	(a)	0.72	0.67	0.69	0.66	0.71
Expenses after expense reductions (f)(h)	0.49	(a)	0.50	0.50	0.50	0.50	0.50
Net investment income (loss) (l)	0.47	(a)	1.13	0.88	1.01	1.04	1.08
Portfolio turnover	5	(n)	50	6	11	6	13
Net assets at end of period (000 omitted)	$113,691		$105,808	$83,102	$79,912	$73,435	$59,251

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2030 FUND – continued

	Six months ended 10/31/17 (unaudited)		Year ended
			4/30/17	4/30/16	4/30/15	4/30/14	4/30/13
Class R3
Net asset value, beginning of period	$14.54		$13.88	$14.52	$13.87	$12.49	$11.08

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.06		$0.19	$0.15	$0.18	$0.18	$0.15
Net realized and unrealized gain (loss)	1.02		1.42	(0.37)	0.70	1.39	1.42
Total from investment operations	$1.08		$1.61	$(0.22)	$0.88	$1.57	$1.57

Less distributions declared to shareholders
From net investment income	$—		$(0.19)	$(0.20)	$(0.23)	$(0.19)	$(0.16)
From net realized gain	—		(0.76)	(0.22)	—	—	—
Total distributions declared to shareholders	$—		$(0.95)	$(0.42)	$(0.23)	$(0.19)	$(0.16)
Net asset value, end of period (x)	$15.62		$14.54	$13.88	$14.52	$13.87	$12.49
Total return (%) (r)(s)(t)(x)	7.43	(n)	12.03	(1.52)	6.37	12.63	14.26

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.47	(a)	0.47	0.42	0.44	0.41	0.46
Expenses after expense reductions (f)(h)	0.24	(a)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	0.73	(a)	1.34	1.06	1.27	1.34	1.30
Portfolio turnover	5	(n)	50	6	11	6	13
Net assets at end of period (000 omitted)	$127,018		$109,088	$90,624	$71,753	$57,969	$35,972

	Six months ended 10/31/17 (unaudited)		Year ended
			4/30/17	4/30/16	4/30/15	4/30/14	4/30/13
Class R4
Net asset value, beginning of period	$14.64		$13.97	$14.61	$13.96	$12.56	$11.14

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.07		$0.24	$0.19	$0.22	$0.21	$0.20
Net realized and unrealized gain (loss)	1.04		1.41	(0.38)	0.69	1.41	1.40
Total from investment operations	$1.11		$1.65	$(0.19)	$0.91	$1.62	$1.60

Less distributions declared to shareholders
From net investment income	$—		$(0.22)	$(0.23)	$(0.26)	$(0.22)	$(0.18)
From net realized gain	—		(0.76)	(0.22)	—	—	—
Total distributions declared to shareholders	$—		$(0.98)	$(0.45)	$(0.26)	$(0.22)	$(0.18)
Net asset value, end of period (x)	$15.75		$14.64	$13.97	$14.61	$13.96	$12.56
Total return (%) (r)(s)(t)(x)	7.58	(n)	12.28	(1.26)	6.58	12.93	14.53

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.22	(a)	0.22	0.17	0.20	0.16	0.19
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	0.97	(a)	1.66	1.37	1.56	1.57	1.72
Portfolio turnover	5	(n)	50	6	11	6	13
Net assets at end of period (000 omitted)	$197,705		$188,413	$184,249	$169,285	$129,817	$80,692

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2030 FUND – continued

	Six months ended 10/31/17 (unaudited)		Year ended 4/30/17 (i)

Class R6
Net asset value, beginning of period	$14.65		$14.67

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.09		$0.07
Net realized and unrealized gain (loss)	1.02		0.90	(g)
Total from investment operations	$1.11		$0.97

Less distributions declared to shareholders
From net investment income	$—		$(0.23)
From net realized gain	—		(0.76)
Total distributions declared to shareholders	$—		$(0.99)
Net asset value, end of period (x)	$15.76		$14.65
Total return (%) (r)(s)(t)(x)	7.58	(n)	7.05	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.09	(a)	0.13	(a)
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	(a)
Net investment income (loss) (l)	1.11	(a)	0.75	(a)
Portfolio turnover	5	(n)	50
Net assets at end of period (000 omitted)	$52,954		$33,584
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i)	For the period from the class inception, August 29, 2016, through the stated period end.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2035 FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/17 (unaudited)		Year ended
			4/30/17	4/30/16	4/30/15	4/30/14	4/30/13 (c)
Class A
Net asset value, beginning of period	$13.49		$12.35	$12.96	$12.41	$11.07	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.03		$0.16	$0.12	$0.15	$0.16	$0.07
Net realized and unrealized gain (loss)	1.11		1.44	(0.35)	0.67	1.35	1.11
Total from investment operations	$1.14		$1.60	$(0.23)	$0.82	$1.51	$1.18

Less distributions declared to shareholders
From net investment income	$—		$(0.15)	$(0.16)	$(0.18)	$(0.16)	$(0.11)
From net realized gain	—		(0.31)	(0.22)	(0.09)	(0.01)	—
Total distributions declared to shareholders	$—		$(0.46)	$(0.38)	$(0.27)	$(0.17)	$(0.11)
Net asset value, end of period (x)	$14.63		$13.49	$12.35	$12.96	$12.41	$11.07
Total return (%) (r)(s)(t)(x)	8.45	(n)	13.18	(1.71)	6.72	13.61	11.89	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.53	(a)	0.59	0.59	0.54	0.63	6.19	(a)
Expenses after expense reductions (f)(h)	0.24	(a)	0.25	0.24	0.24	0.24	0.25	(a)
Net investment income (loss) (l)	0.39	(a)	1.23	0.98	1.19	1.33	1.33	(a)
Portfolio turnover	3	(n)	43	7	8	8	3	(n)
Net assets at end of period (000 omitted)	$12,151		$10,591	$7,454	$6,353	$3,502	$671

	Six months ended 10/31/17 (unaudited)		Year ended
			4/30/17	4/30/16	4/30/15	4/30/14	4/30/13 (c)
Class B
Net asset value, beginning of period	$13.39		$12.26	$12.88	$12.36	$11.05	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.03)		$0.06	$0.02	$0.04	$0.03	$0.05
Net realized and unrealized gain (loss)	1.11		1.43	(0.34)	0.68	1.38	1.09
Total from investment operations	$1.08		$1.49	$(0.32)	$0.72	$1.41	$1.14

Less distributions declared to shareholders
From net investment income	$—		$(0.05)	$(0.08)	$(0.11)	$(0.09)	$(0.09)
From net realized gain	—		(0.31)	(0.22)	(0.09)	(0.01)	—
Total distributions declared to shareholders	$—		$(0.36)	$(0.30)	$(0.20)	$(0.10)	$(0.09)
Net asset value, end of period (x)	$14.47		$13.39	$12.26	$12.88	$12.36	$11.05
Total return (%) (r)(s)(t)(x)	8.07	(n)	12.34	(2.45)	5.88	12.75	11.54	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.28	(a)	1.34	1.34	1.29	1.40	8.13	(a)
Expenses after expense reductions (f)(h)	0.99	(a)	1.00	1.00	1.00	1.00	1.00	(a)
Net investment income (loss) (l)	(0.37	)(a)	0.45	0.20	0.33	0.27	0.94	(a)
Portfolio turnover	3	(n)	43	7	8	8	3	(n)
Net assets at end of period (000 omitted)	$1,476		$1,314	$1,261	$950	$404	$186

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2035 FUND – continued

	Six months ended 10/31/17 (unaudited)		Year ended
			4/30/17	4/30/16	4/30/15	4/30/14	4/30/13 (c)
Class C
Net asset value, beginning of period	$13.35		$12.22	$12.83	$12.32	$11.05	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.03)		$0.05	$0.03	$0.05	$0.05	$0.06
Net realized and unrealized gain (loss)	1.11		1.43	(0.35)	0.67	1.36	1.08
Total from investment operations	$1.08		$1.48	$(0.32)	$0.72	$1.41	$1.14

Less distributions declared to shareholders
From net investment income	$—		$(0.04)	$(0.07)	$(0.12)	$(0.13)	$(0.09)
From net realized gain	—		(0.31)	(0.22)	(0.09)	(0.01)	—
Total distributions declared to shareholders	$—		$(0.35)	$(0.29)	$(0.21)	$(0.14)	$(0.09)
Net asset value, end of period (x)	$14.43		$13.35	$12.22	$12.83	$12.32	$11.05
Total return (%) (r)(s)(t)(x)	8.09	(n)	12.28	(2.40)	5.89	12.76	11.54	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.28	(a)	1.34	1.33	1.29	1.37	9.03	(a)
Expenses after expense reductions (f)(h)	0.99	(a)	1.00	1.00	1.00	1.00	1.00	(a)
Net investment income (loss) (l)	(0.37	)(a)	0.40	0.27	0.39	0.45	1.11	(a)
Portfolio turnover	3	(n)	43	7	8	8	3	(n)
Net assets at end of period (000 omitted)	$2,195		$1,893	$1,950	$1,965	$907	$136

	Six months ended 10/31/17 (unaudited)		Year ended
			4/30/17	4/30/16	4/30/15	4/30/14	4/30/13 (c)
Class I
Net asset value, beginning of period	$13.51		$12.40	$13.00	$12.44	$11.09	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.04		$0.26	$0.15	$0.17	$0.17	$0.11
Net realized and unrealized gain (loss)	1.12		1.34	(0.34)	0.69	1.36	1.09
Total from investment operations	$1.16		$1.60	$(0.19)	$0.86	$1.53	$1.20

Less distributions declared to shareholders
From net investment income	$—		$(0.18)	$(0.19)	$(0.21)	$(0.17)	$(0.11)
From net realized gain	—		(0.31)	(0.22)	(0.09)	(0.01)	—
Total distributions declared to shareholders	$—		$(0.49)	$(0.41)	$(0.30)	$(0.18)	$(0.11)
Net asset value, end of period (x)	$14.67		$13.51	$12.40	$13.00	$12.44	$11.09
Total return (%) (r)(s)(t)(x)	8.59	(n)	13.12	(1.40)	6.98	13.80	12.13	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.28	(a)	0.32	0.33	0.29	0.39	8.23	(a)
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	0.00	0.00	0.00	(a)
Net investment income (loss) (l)	0.62	(a)	2.01	1.19	1.36	1.39	2.16	(a)
Portfolio turnover	3	(n)	43	7	8	8	3	(n)
Net assets at end of period (000 omitted)	$308		$311	$3,921	$3,507	$1,417	$112

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2035 FUND – continued

	Six months ended 10/31/17 (unaudited)		Year ended
			4/30/17	4/30/16		4/30/15	4/30/14	4/30/13 (c)
Class R1
Net asset value, beginning of period	$13.44		$12.39	$12.93		$12.39	$11.05	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.03)		$0.07	$0.00	(w)	$0.04	$0.03	$0.06
Net realized and unrealized gain (loss)	1.12		1.42	(0.32)		0.68	1.38	1.08
Total from investment operations	$1.09		$1.49	$(0.32)		$0.72	$1.41	$1.14

Less distributions declared to shareholders
From net investment income	$—		$(0.13)	$(0.00	)(w)	$(0.09)	$(0.06)	$(0.09)
From net realized gain	—		(0.31)	(0.22)		(0.09)	(0.01)	—
Total distributions declared to shareholders	$—		$(0.44)	$(0.22)		$(0.18)	$(0.07)	$(0.09)
Net asset value, end of period (x)	$14.53		$13.44	$12.39		$12.93	$12.39	$11.05
Total return (%) (r)(s)(t)(x)	8.11	(n)	12.22	(2.39)		5.90	12.73	11.54	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.28	(a)	1.36	1.31		1.29	1.41	9.24	(a)
Expenses after expense reductions (f)(h)	0.99	(a)	1.00	1.00		1.00	1.00	1.00	(a)
Net investment income (loss) (l)	(0.36	)(a)	0.57	0.01		0.35	0.29	1.17	(a)
Portfolio turnover	3	(n)	43	7		8	8	3	(n)
Net assets at end of period (000 omitted)	$1,600		$664	$118		$180	$126	$112

	Six months ended 10/31/17 (unaudited)		Year ended
			4/30/17	4/30/16		4/30/15	4/30/14	4/30/13 (c)
Class R2
Net asset value, beginning of period	$13.43		$12.33	$12.93		$12.39	$11.07	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.01		$0.13	$0.08		$0.11	$0.11	$0.08
Net realized and unrealized gain (loss)	1.12		1.42	(0.33)		0.67	1.36	1.09
Total from investment operations	$1.13		$1.55	$(0.25)		$0.78	$1.47	$1.17

Less distributions declared to shareholders
From net investment income	$—		$(0.14)	$(0.13)		$(0.15)	$(0.14)	$(0.10)
From net realized gain	—		(0.31)	(0.22)		(0.09)	(0.01)	—
Total distributions declared to shareholders	$—		$(0.45)	$(0.35)		$(0.24)	$(0.15)	$(0.10)
Net asset value, end of period (x)	$14.56		$13.43	$12.33		$12.93	$12.39	$11.07
Total return (%) (r)(s)(t)(x)	8.41	(n)	12.80	(1.87)		6.38	13.31	11.84	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.78	(a)	0.86	0.84		0.79	0.87	7.87	(a)
Expenses after expense reductions (f)(h)	0.49	(a)	0.50	0.50		0.50	0.50	0.50	(a)
Net investment income (loss) (l)	0.13	(a)	1.00	0.66		0.86	0.94	1.50	(a)
Portfolio turnover	3	(n)	43	7		8	8	3	(n)
Net assets at end of period (000 omitted)	$27,339		$20,918	$5,805		$3,758	$2,718	$320

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2035 FUND – continued

	Six months ended 10/31/17 (unaudited)		Year ended
			4/30/17	4/30/16	4/30/15	4/30/14	4/30/13 (c)
Class R3
Net asset value, beginning of period	$13.50		$12.37	$12.97	$12.43	$11.08	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.03		$0.16	$0.12	$0.14	$0.13	$0.03
Net realized and unrealized gain (loss)	1.12		1.43	(0.34)	0.67	1.38	1.16
Total from investment operations	$1.15		$1.59	$(0.22)	$0.81	$1.51	$1.19

Less distributions declared to shareholders
From net investment income	$—		$(0.15)	$(0.16)	$(0.18)	$(0.15)	$(0.11)
From net realized gain	—		(0.31)	(0.22)	(0.09)	(0.01)	—
Total distributions declared to shareholders	$—		$(0.46)	$(0.38)	$(0.27)	$(0.16)	$(0.11)
Net asset value, end of period (x)	$14.65		$13.50	$12.37	$12.97	$12.43	$11.08
Total return (%) (r)(s)(t)(x)	8.52	(n)	13.11	(1.63)	6.61	13.65	11.98	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.53	(a)	0.60	0.59	0.54	0.64	1.80	(a)
Expenses after expense reductions (f)(h)	0.24	(a)	0.25	0.25	0.25	0.25	0.25	(a)
Net investment income (loss) (l)	0.38	(a)	1.23	0.95	1.08	1.10	0.53	(a)
Portfolio turnover	3	(n)	43	7	8	8	3	(n)
Net assets at end of period (000 omitted)	$47,845		$35,284	$20,110	$12,389	$6,246	$2,431

	Six months ended 10/31/17 (unaudited)		Year ended
			4/30/17	4/30/16	4/30/15	4/30/14	4/30/13 (c)
Class R4
Net asset value, beginning of period	$13.54		$12.39	$13.00	$12.44	$11.08	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.04		$0.19	$0.15	$0.19	$0.16	$0.03
Net realized and unrealized gain (loss)	1.13		1.45	(0.35)	0.67	1.38	1.16
Total from investment operations	$1.17		$1.64	$(0.20)	$0.86	$1.54	$1.19

Less distributions declared to shareholders
From net investment income	$—		$(0.18)	$(0.19)	$(0.21)	$(0.17)	$(0.11)
From net realized gain	—		(0.31)	(0.22)	(0.09)	(0.01)	—
Total distributions declared to shareholders	$—		$(0.49)	$(0.41)	$(0.30)	$(0.18)	$(0.11)
Net asset value, end of period (x)	$14.71		$13.54	$12.39	$13.00	$12.44	$11.08
Total return (%) (r)(s)(t)(x)	8.64	(n)	13.46	(1.48)	6.98	13.90	12.03	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.28	(a)	0.34	0.34	0.29	0.39	0.47	(a)
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	0.00	0.00	0.00	(a)
Net investment income (loss) (l)	0.63	(a)	1.44	1.22	1.49	1.35	0.59	(a)
Portfolio turnover	3	(n)	43	7	8	8	3	(n)
Net assets at end of period (000 omitted)	$137,714		$119,254	$86,982	$77,094	$45,765	$25,065

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2035 FUND – continued

	Six months ended 10/31/17 (unaudited)		Year ended 4/30/17 (i)

Class R6
Net asset value, beginning of period	$13.55		$13.04

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.05		$0.06
Net realized and unrealized gain (loss)	1.13		0.94	(g)
Total from investment operations	$1.18		$1.00

Less distributions declared to shareholders
From net investment income	$—		$(0.18)
From net realized gain	—		(0.31)
Total distributions declared to shareholders	$—		$(0.49)
Net asset value, end of period (x)	$14.73		$13.55
Total return (%) (r)(s)(t)(x)	8.71	(n)	7.93	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.15	(a)	0.27	(a)
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	(a)
Net investment income (loss) (l)	0.76	(a)	0.63	(a)
Portfolio turnover	3	(n)	43
Net assets at end of period (000 omitted)	$13,828		$9,531
(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, November 2, 2012, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i)	For the period from the class inception, August 29, 2016, through the stated period end.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2040 FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/17 (unaudited)		Year ended
			4/30/17	4/30/16	4/30/15	4/30/14	4/30/13
Class A
Net asset value, beginning of period	$15.00		$14.07	$14.83	$14.09	$12.49	$10.96

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.01		$0.15	$0.12	$0.14	$0.13	$0.11
Net realized and unrealized gain (loss)	1.37		1.72	(0.41)	0.84	1.64	1.55
Total from investment operations	$1.38		$1.87	$(0.29)	$0.98	$1.77	$1.66

Less distributions declared to shareholders
From net investment income	$—		$(0.15)	$(0.17)	$(0.21)	$(0.17)	$(0.13)
From net realized gain	—		(0.79)	(0.30)	(0.03)	—	—
Total distributions declared to shareholders	$—		$(0.94)	$(0.47)	$(0.24)	$(0.17)	$(0.13)
Net asset value, end of period (x)	$16.38		$15.00	$14.07	$14.83	$14.09	$12.49
Total return (%) (r)(s)(t)(x)	9.20	(n)	13.76	(1.94)	6.97	14.18	15.25

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.49	(a)	0.50	0.45	0.48	0.45	0.53
Expenses after expense reductions (f)(h)	0.24	(a)	0.25	0.24	0.25	0.24	0.25
Net investment income (loss) (l)	0.10	(a)	1.04	0.83	0.99	0.97	1.02
Portfolio turnover	5	(n)	54	6	10	8	16
Net assets at end of period (000 omitted)	$35,001		$35,093	$28,324	$26,564	$25,674	$17,207

	Six months ended 10/31/17 (unaudited)		Year ended
			4/30/17	4/30/16	4/30/15	4/30/14	4/30/13
Class B
Net asset value, beginning of period	$14.87		$13.95	$14.71	$13.98	$12.41	$10.90

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.05)		$0.04	$0.01	$0.03	$0.02	$0.03
Net realized and unrealized gain (loss)	1.35		1.71	(0.41)	0.83	1.62	1.54
Total from investment operations	$1.30		$1.75	$(0.40)	$0.86	$1.64	$1.57

Less distributions declared to shareholders
From net investment income	$—		$(0.04)	$(0.06)	$(0.10)	$(0.07)	$(0.06)
From net realized gain	—		(0.79)	(0.30)	(0.03)	—	—
Total distributions declared to shareholders	$—		$(0.83)	$(0.36)	$(0.13)	$(0.07)	$(0.06)
Net asset value, end of period (x)	$16.17		$14.87	$13.95	$14.71	$13.98	$12.41
Total return (%) (r)(s)(t)(x)	8.74	(n)	12.94	(2.69)	6.16	13.26	14.42

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.24	(a)	1.25	1.20	1.23	1.20	1.28
Expenses after expense reductions (f)(h)	0.99	(a)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	(0.65	)(a)	0.27	0.06	0.23	0.16	0.29
Portfolio turnover	5	(n)	54	6	10	8	16
Net assets at end of period (000 omitted)	$5,012		$4,924	$4,527	$4,432	$4,155	$3,369

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2040 FUND – continued

	Six months ended 10/31/17 (unaudited)		Year ended
			4/30/17	4/30/16		4/30/15	4/30/14	4/30/13
Class C
Net asset value, beginning of period	$14.70		$13.80	$14.55		$13.83	$12.28	$10.79

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.05)		$0.04	$(0.00	)(w)	$0.04	$0.02	$0.03
Net realized and unrealized gain (loss)	1.33		1.70	(0.40)		0.82	1.61	1.52
Total from investment operations	$1.28		$1.74	$(0.40)		$0.86	$1.63	$1.55

Less distributions declared to shareholders
From net investment income	$—		$(0.05)	$(0.05)		$(0.11)	$(0.08)	$(0.06)
From net realized gain	—		(0.79)	(0.30)		(0.03)	—	—
Total distributions declared to shareholders	$—		$(0.84)	$(0.35)		$(0.14)	$(0.08)	$(0.06)
Net asset value, end of period (x)	$15.98		$14.70	$13.80		$14.55	$13.83	$12.28
Total return (%) (r)(s)(t)(x)	8.71	(n)	12.96	(2.71)		6.21	13.30	14.40

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.24	(a)	1.25	1.20		1.23	1.20	1.27
Expenses after expense reductions (f)(h)	0.99	(a)	1.00	1.00		1.00	1.00	1.00
Net investment income (loss) (l)	(0.66	)(a)	0.30	(0.01)		0.26	0.14	0.28
Portfolio turnover	5	(n)	54	6		10	8	16
Net assets at end of period (000 omitted)	$11,642		$11,035	$10,226		$11,840	$10,639	$8,046

	Six months ended 10/31/17 (unaudited)		Year ended
			4/30/17 (i)	4/30/16		4/30/15	4/30/14	4/30/13
Class I
Net asset value, beginning of period	$15.08		$14.17	$14.93		$14.18	$12.57	$11.02

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.03		$0.26	$0.15		$0.19	$0.16	$0.14
Net realized and unrealized gain (loss)	1.37		1.63	(0.41)		0.83	1.64	1.56
Total from investment operations	$1.40		$1.89	$(0.26)		$1.02	$1.80	$1.70

Less distributions declared to shareholders
From net investment income	$—		$(0.19)	$(0.20)		$(0.24)	$(0.19)	$(0.15)
From net realized gain	—		(0.79)	(0.30)		(0.03)	—	—
Total distributions declared to shareholders	$—		$(0.98)	$(0.50)		$(0.27)	$(0.19)	$(0.15)
Net asset value, end of period (x)	$16.48		$15.08	$14.17		$14.93	$14.18	$12.57
Total return (%) (r)(s)(t)(x)	9.28	(n)	13.77	(1.68)		7.24	14.38	15.61

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.24	(a)	0.24	0.20		0.23	0.21	0.28
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00		0.00	0.00	0.00
Net investment income (loss) (l)	0.34	(a)	1.78	1.09		1.30	1.20	1.27
Portfolio turnover	5	(n)	54	6		10	8	16
Net assets at end of period (000 omitted)	$1,978		$1,670	$9,766		$8,679	$8,344	$5,754

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2040 FUND – continued

	Six months ended 10/31/17 (unaudited)		Year ended
			4/30/17	4/30/16	4/30/15	4/30/14	4/30/13
Class R1
Net asset value, beginning of period	$14.82		$13.87	$14.62	$13.88	$12.32	$10.81

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.05)		$0.02	$0.00 (w)	$0.04	$0.03	$0.03
Net realized and unrealized gain (loss)	1.34		1.73	(0.40)	0.82	1.61	1.53
Total from investment operations	$1.29		$1.75	$(0.40)	$0.86	$1.64	$1.56

Less distributions declared to shareholders
From net investment income	$—		$(0.01)	$(0.05)	$(0.09)	$(0.08)	$(0.05)
From net realized gain	—		(0.79)	(0.30)	(0.03)	—	—
Total distributions declared to shareholders	$—		$(0.80)	$(0.35)	$(0.12)	$(0.08)	$(0.05)
Net asset value, end of period (x)	$16.11		$14.82	$13.87	$14.62	$13.88	$12.32
Total return (%) (r)(s)(t)(x)	8.70	(n)	12.96	(2.70)	6.18	13.32	14.44

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.24	(a)	1.25	1.20	1.22	1.20	1.28
Expenses after expense reductions (f)(h)	0.99	(a)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	(0.66	)(a)	0.17	0.02	0.28	0.22	0.24
Portfolio turnover	5	(n)	54	6	10	8	16
Net assets at end of period (000 omitted)	$3,908		$4,130	$5,279	$5,528	$7,993	$6,368

	Six months ended 10/31/17 (unaudited)		Year ended
			4/30/17	4/30/16	4/30/15	4/30/14	4/30/13
Class R2
Net asset value, beginning of period	$14.88		$13.97	$14.73	$14.00	$12.41	$10.89

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)		$0.11	$0.08	$0.11	$0.09	$0.08
Net realized and unrealized gain (loss)	1.36		1.71	(0.41)	0.82	1.63	1.54
Total from investment operations	$1.35		$1.82	$(0.33)	$0.93	$1.72	$1.62

Less distributions declared to shareholders
From net investment income	$—		$(0.12)	$(0.13)	$(0.17)	$(0.13)	$(0.10)
From net realized gain	—		(0.79)	(0.30)	(0.03)	—	—
Total distributions declared to shareholders	$—		$(0.91)	$(0.43)	$(0.20)	$(0.13)	$(0.10)
Net asset value, end of period (x)	$16.23		$14.88	$13.97	$14.73	$14.00	$12.41
Total return (%) (r)(s)(t)(x)	9.07	(n)	13.46	(2.18)	6.68	13.91	14.93

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.74	(a)	0.75	0.70	0.73	0.70	0.78
Expenses after expense reductions (f)(h)	0.49	(a)	0.50	0.50	0.50	0.50	0.50
Net investment income (loss) (l)	(0.16	)(a)	0.79	0.58	0.76	0.67	0.74
Portfolio turnover	5	(n)	54	6	10	8	16
Net assets at end of period (000 omitted)	$87,202		$82,965	$66,272	$61,127	$54,916	$45,142

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2040 FUND – continued

	Six months ended 10/31/17 (unaudited)		Year ended
			4/30/17	4/30/16	4/30/15	4/30/14	4/30/13
Class R3
Net asset value, beginning of period	$15.00		$14.07	$14.83	$14.09	$12.49	$10.96

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.01		$0.15	$0.10	$0.14	$0.12	$0.11
Net realized and unrealized gain (loss)	1.36		1.72	(0.39)	0.84	1.65	1.55
Total from investment operations	$1.37		$1.87	$(0.29)	$0.98	$1.77	$1.66

Less distributions declared to shareholders
From net investment income	$—		$(0.15)	$(0.17)	$(0.21)	$(0.17)	$(0.13)
From net realized gain	—		(0.79)	(0.30)	(0.03)	—	—
Total distributions declared to shareholders	$—		$(0.94)	$(0.47)	$(0.24)	$(0.17)	$(0.13)
Net asset value, end of period (x)	$16.37		$15.00	$14.07	$14.83	$14.09	$12.49
Total return (%) (r)(s)(t)(x)	9.13	(n)	13.76	(1.93)	6.97	14.17	15.26

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.49	(a)	0.50	0.46	0.48	0.45	0.52
Expenses after expense reductions (f)(h)	0.24	(a)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	0.09	(a)	1.03	0.74	0.98	0.91	0.95
Portfolio turnover	5	(n)	54	6	10	8	16
Net assets at end of period (000 omitted)	$75,718		$63,409	$49,816	$38,524	$30,202	$19,518

	Six months ended 10/31/17 (unaudited)		Year ended
			4/30/17	4/30/16	4/30/15	4/30/14	4/30/13
Class R4
Net asset value, beginning of period	$15.11		$14.16	$14.92	$14.17	$12.56	$11.01

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.03		$0.19	$0.15	$0.19	$0.16	$0.18
Net realized and unrealized gain (loss)	1.37		1.74	(0.41)	0.83	1.64	1.52
Total from investment operations	$1.40		$1.93	$(0.26)	$1.02	$1.80	$1.70

Less distributions declared to shareholders
From net investment income	$—		$(0.19)	$(0.20)	$(0.24)	$(0.19)	$(0.15)
From net realized gain	—		(0.79)	(0.30)	(0.03)	—	—
Total distributions declared to shareholders	$—		$(0.98)	$(0.50)	$(0.27)	$(0.19)	$(0.15)
Net asset value, end of period (x)	$16.51		$15.11	$14.16	$14.92	$14.17	$12.56
Total return (%) (r)(s)(t)(x)	9.27	(n)	14.08	(1.68)	7.25	14.39	15.62

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.24	(a)	0.25	0.20	0.24	0.20	0.24
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	0.34	(a)	1.33	1.07	1.30	1.19	1.50
Portfolio turnover	5	(n)	54	6	10	8	16
Net assets at end of period (000 omitted)	$198,895		$174,887	$166,141	$153,594	$109,501	$77,285

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2040 FUND – continued

	Six months ended 10/31/17 (unaudited)		Year ended 4/30/17 (i)

Class R6
Net asset value, beginning of period	$15.12		$14.91

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.04		$0.04
Net realized and unrealized gain (loss)	1.37		1.15	(g)
Total from investment operations	$1.41		$1.19

Less distributions declared to shareholders
From net investment income	$—		$(0.19)
From net realized gain	—		(0.79)
Total distributions declared to shareholders	$—		$(0.98)
Net asset value, end of period (x)	$16.53		$15.12
Total return (%) (r)(s)(t)(x)	9.33	(n)	8.46	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.10	(a)	0.16	(a)
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	(a)
Net investment income (loss) (l)	0.48	(a)	0.43	(a)
Portfolio turnover	5	(n)	54
Net assets at end of period (000 omitted)	$36,698		$25,793
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i)	For the period from the class inception, August 29, 2016, through the stated period end.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2045 FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/17 (unaudited)		Year ended
			4/30/17	4/30/16	4/30/15	4/30/14	4/30/13 (c)
Class A
Net asset value, beginning of period	$13.79		$12.52	$13.14	$12.55	$11.12	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.00	)(w)	$0.14	$0.11	$0.13	$0.13	$0.08
Net realized and unrealized gain (loss)	1.30		1.57	(0.36)	0.73	1.47	1.14
Total from investment operations	$1.30		$1.71	$(0.25)	$0.86	$1.60	$1.22

Less distributions declared to shareholders
From net investment income	$—		$(0.14)	$(0.15)	$(0.18)	$(0.16)	$(0.10)
From net realized gain	—		(0.30)	(0.22)	(0.09)	(0.01)	—
Total distributions declared to shareholders	$—		$(0.44)	$(0.37)	$(0.27)	$(0.17)	$(0.10)
Net asset value, end of period (x)	$15.09		$13.79	$12.52	$13.14	$12.55	$11.12
Total return (%) (r)(s)(t)(x)	9.43	(n)	13.89	(1.93)	6.95	14.36	12.30	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.60	(a)	0.69	0.70	0.72	0.94	7.61	(a)
Expenses after expense reductions (f)(h)	0.24	(a)	0.25	0.24	0.24	0.22	0.25	(a)
Net investment income (loss) (l)	(0.00	)(a)	1.04	0.85	1.02	1.10	1.46	(a)
Portfolio turnover	2	(n)	45	6	7	10	5	(n)
Net assets at end of period (000 omitted)	$6,492		$6,135	$4,576	$2,811	$1,403	$208

	Six months ended 10/31/17 (unaudited)		Year ended
			4/30/17	4/30/16	4/30/15	4/30/14	4/30/13 (c)
Class B
Net asset value, beginning of period	$13.70		$12.44	$13.06	$12.47	$11.09	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.05)		$0.03	$0.00 (w)	$0.03	$0.03	$0.05
Net realized and unrealized gain (loss)	1.28		1.57	(0.35)	0.73	1.44	1.13
Total from investment operations	$1.23		$1.60	$(0.35)	$0.76	$1.47	$1.18

Less distributions declared to shareholders
From net investment income	$—		$(0.04)	$(0.05)	$(0.08)	$(0.08)	$(0.09)
From net realized gain	—		(0.30)	(0.22)	(0.09)	(0.01)	—
Total distributions declared to shareholders	$—		$(0.34)	$(0.27)	$(0.17)	$(0.09)	$(0.09)
Net asset value, end of period (x)	$14.93		$13.70	$12.44	$13.06	$12.47	$11.09
Total return (%) (r)(s)(t)(x)	8.98	(n)	13.09	(2.67)	6.19	13.27	11.88	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.35	(a)	1.43	1.45	1.48	1.74	9.69	(a)
Expenses after expense reductions (f)(h)	0.99	(a)	1.00	1.00	1.00	1.00	1.00	(a)
Net investment income (loss) (l)	(0.76	)(a)	0.24	0.02	0.22	0.23	0.90	(a)
Portfolio turnover	2	(n)	45	6	7	10	5	(n)
Net assets at end of period (000 omitted)	$867		$746	$593	$408	$325	$143

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2045 FUND – continued

	Six months ended 10/31/17 (unaudited)		Year ended
			4/30/17	4/30/16	4/30/15	4/30/14	4/30/13 (c)
Class C
Net asset value, beginning of period	$13.66		$12.42	$13.04	$12.48	$11.09	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.05)		$0.03	$0.01	$0.04	$0.02	$0.03
Net realized and unrealized gain (loss)	1.27		1.56	(0.35)	0.72	1.45	1.15
Total from investment operations	$1.22		$1.59	$(0.34)	$0.76	$1.47	$1.18

Less distributions declared to shareholders
From net investment income	$—		$(0.05)	$(0.06)	$(0.11)	$(0.07)	$(0.09)
From net realized gain	—		(0.30)	(0.22)	(0.09)	(0.01)	—
Total distributions declared to shareholders	$—		$(0.35)	$(0.28)	$(0.20)	$(0.08)	$(0.09)
Net asset value, end of period (x)	$14.88		$13.66	$12.42	$13.04	$12.48	$11.09
Total return (%) (r)(s)(t)(x)	8.93	(n)	13.03	(2.64)	6.17	13.29	11.92	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.35	(a)	1.44	1.45	1.47	1.74	9.35	(a)
Expenses after expense reductions (f)(h)	0.99	(a)	1.00	1.00	1.00	1.00	1.00	(a)
Net investment income (loss) (l)	(0.76	)(a)	0.26	0.04	0.33	0.16	0.49	(a)
Portfolio turnover	2	(n)	45	6	7	10	5	(n)
Net assets at end of period (000 omitted)	$2,074		$1,640	$1,104	$909	$421	$197

	Six months ended 10/31/17 (unaudited)		Year ended
			4/30/17	4/30/16	4/30/15	4/30/14	4/30/13 (c)
Class I
Net asset value, beginning of period	$13.85		$12.55	$13.16	$12.56	$11.13	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.02		$0.25	$0.14	$0.20	$0.14	$0.11
Net realized and unrealized gain (loss)	1.29		1.51	(0.36)	0.69	1.47	1.12
Total from investment operations	$1.31		$1.76	$(0.22)	$0.89	$1.61	$1.23

Less distributions declared to shareholders
From net investment income	$—		$(0.16)	$(0.17)	$(0.20)	$(0.17)	$(0.10)
From net realized gain	—		(0.30)	(0.22)	(0.09)	(0.01)	—
Total distributions declared to shareholders	$—		$(0.46)	$(0.39)	$(0.29)	$(0.18)	$(0.10)
Net asset value, end of period (x)	$15.16		$13.85	$12.55	$13.16	$12.56	$11.13
Total return (%) (r)(s)(t)(x)	9.46	(n)	14.34	(1.66)	7.21	14.46	12.45	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.35	(a)	0.41	0.45	0.46	0.74	9.30	(a)
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	0.00	0.00	0.00	(a)
Net investment income (loss) (l)	0.24	(a)	1.89	1.10	1.53	1.17	2.10	(a)
Portfolio turnover	2	(n)	45	6	7	10	5	(n)
Net assets at end of period (000 omitted)	$163		$138	$1,718	$1,108	$241	$112

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2045 FUND – continued

	Six months ended 10/31/17 (unaudited)		Year ended
			4/30/17	4/30/16	4/30/15	4/30/14	4/30/13 (c)
Class R1
Net asset value, beginning of period	$13.75		$12.51	$13.10	$12.51	$11.10	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.06)		$0.03	$(0.01)	$0.02	$0.02	$0.06
Net realized and unrealized gain (loss)	1.29		1.58	(0.34)	0.74	1.45	1.13
Total from investment operations	$1.23		$1.61	$(0.35)	$0.76	$1.47	$1.19

Less distributions declared to shareholders
From net investment income	$—		$(0.07)	$(0.02)	$(0.08)	$(0.05)	$(0.09)
From net realized gain	—		(0.30)	(0.22)	(0.09)	(0.01)	—
Total distributions declared to shareholders	$—		$(0.37)	$(0.24)	$(0.17)	$(0.06)	$(0.09)
Net asset value, end of period (x)	$14.98		$13.75	$12.51	$13.10	$12.51	$11.10
Total return (%) (r)(s)(t)(x)	8.95	(n)	13.05	(2.66)	6.13	13.28	11.97	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.35	(a)	1.45	1.43	1.48	1.77	10.30	(a)
Expenses after expense reductions (f)(h)	0.99	(a)	1.00	1.00	1.00	1.00	1.00	(a)
Net investment income (loss) (l)	(0.76	)(a)	0.22	(0.09)	0.19	0.15	1.10	(a)
Portfolio turnover	2	(n)	45	6	7	10	5	(n)
Net assets at end of period (000 omitted)	$648		$463	$152	$172	$127	$112

	Six months ended 10/31/17 (unaudited)		Year ended
			4/30/17	4/30/16	4/30/15	4/30/14	4/30/13 (c)
Class R2
Net asset value, beginning of period	$13.71		$12.47	$13.10	$12.51	$11.11	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.02)		$0.12	$0.07	$0.09	$0.09	$0.08
Net realized and unrealized gain (loss)	1.28		1.55	(0.36)	0.74	1.45	1.13
Total from investment operations	$1.26		$1.67	$(0.29)	$0.83	$1.54	$1.21

Less distributions declared to shareholders
From net investment income	$—		$(0.13)	$(0.12)	$(0.15)	$(0.13)	$(0.10)
From net realized gain	—		(0.30)	(0.22)	(0.09)	(0.01)	—
Total distributions declared to shareholders	$—		$(0.43)	$(0.34)	$(0.24)	$(0.14)	$(0.10)
Net asset value, end of period (x)	$14.97		$13.71	$12.47	$13.10	$12.51	$11.11
Total return (%) (r)(s)(t)(x)	9.19	(n)	13.65	(2.20)	6.74	13.89	12.16	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.85	(a)	0.95	0.96	0.97	1.18	9.80	(a)
Expenses after expense reductions (f)(h)	0.49	(a)	0.50	0.50	0.50	0.50	0.50	(a)
Net investment income (loss) (l)	(0.26	)(a)	0.89	0.55	0.71	0.77	1.60	(a)
Portfolio turnover	2	(n)	45	6	7	10	5	(n)
Net assets at end of period (000 omitted)	$15,843		$10,716	$3,583	$1,769	$887	$112

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2045 FUND – continued

	Six months ended 10/31/17 (unaudited)		Year ended
			4/30/17	4/30/16	4/30/15	4/30/14	4/30/13 (c)
Class R3
Net asset value, beginning of period	$13.78		$12.52	$13.13	$12.54	$11.13	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.00	)(w)	$0.14	$0.10	$0.11	$0.12	$0.03
Net realized and unrealized gain (loss)	1.29		1.56	(0.34)	0.75	1.45	1.20
Total from investment operations	$1.29		$1.70	$(0.24)	$0.86	$1.57	$1.23

Less distributions declared to shareholders
From net investment income	$—		$(0.14)	$(0.15)	$(0.18)	$(0.15)	$(0.10)
From net realized gain	—		(0.30)	(0.22)	(0.09)	(0.01)	—
Total distributions declared to shareholders	$—		$(0.44)	$(0.37)	$(0.27)	$(0.16)	$(0.10)
Net asset value, end of period (x)	$15.07		$13.78	$12.52	$13.13	$12.54	$11.13
Total return (%) (r)(s)(t)(x)	9.36	(n)	13.83	(1.87)	6.92	14.11	12.40	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.60	(a)	0.69	0.70	0.72	0.97	3.04	(a)
Expenses after expense reductions (f)(h)	0.24	(a)	0.25	0.25	0.25	0.25	0.25	(a)
Net investment income (loss) (l)	(0.01	)(a)	1.06	0.78	0.86	0.97	0.54	(a)
Portfolio turnover	2	(n)	45	6	7	10	5	(n)
Net assets at end of period (000 omitted)	$30,829		$23,479	$12,721	$7,566	$3,383	$1,253

	Six months ended 10/31/17 (unaudited)		Year ended
			4/30/17	4/30/16	4/30/15	4/30/14	4/30/13 (c)
Class R4
Net asset value, beginning of period	$13.82		$12.54	$13.15	$12.56	$11.13	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.02		$0.17	$0.13	$0.17	$0.15	$0.02
Net realized and unrealized gain (loss)	1.30		1.57	(0.35)	0.71	1.46	1.21
Total from investment operations	$1.32		$1.74	$(0.22)	$0.88	$1.61	$1.23

Less distributions declared to shareholders
From net investment income	$—		$(0.16)	$(0.17)	$(0.20)	$(0.17)	$(0.10)
From net realized gain	—		(0.30)	(0.22)	(0.09)	(0.01)	—
Total distributions declared to shareholders	$—		$(0.46)	$(0.39)	$(0.29)	$(0.18)	$(0.10)
Net asset value, end of period (x)	$15.14		$13.82	$12.54	$13.15	$12.56	$11.13
Total return (%) (r)(s)(t)(x)	9.55	(n)	14.18	(1.67)	7.13	14.46	12.45	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.35	(a)	0.44	0.45	0.47	0.74	0.88	(a)
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	0.00	0.00	0.00	(a)
Net investment income (loss) (l)	0.24	(a)	1.27	1.04	1.34	1.22	0.46	(a)
Portfolio turnover	2	(n)	45	6	7	10	5	(n)
Net assets at end of period (000 omitted)	$100,694		$84,597	$58,947	$47,311	$25,056	$12,238

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2045 FUND – continued

	Six months ended 10/31/17 (unaudited)		Year ended 4/30/17 (i)
Class R6
Net asset value, beginning of period	$13.83		$13.21

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.03		$0.03
Net realized and unrealized gain (loss)	1.29		1.06	(g)
Total from investment operations	$1.32		$1.09

Less distributions declared to shareholders
From net investment income	$—		$(0.17)
From net realized gain	—		(0.30)
Total distributions declared to shareholders	$—		$(0.47)
Net asset value, end of period (x)	$15.15		$13.83
Total return (%) (r)(s)(t)(x)	9.54	(n)	8.52	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.21	(a)	0.36	(a)
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	(a)
Net investment income (loss) (l)	0.37	(a)	0.39	(a)
Portfolio turnover	2	(n)	45
Net assets at end of period (000 omitted)	$8,136		$4,351
(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, November 2, 2012, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i)	For the period from the class inception, August 29, 2016, through the stated period end.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2050 FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/17 (unaudited)		Year ended
			4/30/17	4/30/16	4/30/15	4/30/14	4/30/13
Class A
Net asset value, beginning of period	$16.63		$15.14	$15.88	$15.17	$13.45	$11.79

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.00	)(w)	$0.17	$0.13	$0.15	$0.14	$0.13
Net realized and unrealized gain (loss)	1.56		1.89	(0.43)	0.89	1.76	1.66
Total from investment operations	$1.56		$2.06	$(0.30)	$1.04	$1.90	$1.79

Less distributions declared to shareholders
From net investment income	$—		$(0.16)	$(0.18)	$(0.22)	$(0.18)	$(0.13)
From net realized gain	—		(0.41)	(0.26)	(0.11)	—	—
Total distributions declared to shareholders	$—		$(0.57)	$(0.44)	$(0.33)	$(0.18)	$(0.13)
Net asset value, end of period (x)	$18.19		$16.63	$15.14	$15.88	$15.17	$13.45
Total return (%) (r)(s)(t)(x)	9.38	(n)	13.89	(1.89)	6.92	14.14	15.26

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.59	(a)	0.65	0.60	0.69	0.76	1.92
Expenses after expense reductions (f)(h)	0.24	(a)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	(0.01	)(a)	1.06	0.88	0.99	1.00	1.05
Portfolio turnover	5	(n)	52	7	9	9	14
Net assets at end of period (000 omitted)	$11,210		$11,383	$7,624	$5,730	$4,726	$1,916

	Six months ended 10/31/17 (unaudited)		Year ended
			4/30/17	4/30/16	4/30/15	4/30/14	4/30/13
Class B
Net asset value, beginning of period	$16.44		$14.98	$15.72	$15.01	$13.32	$11.69

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.07)		$0.04	$0.00 (w)	$0.04	$0.02	$0.03
Net realized and unrealized gain (loss)	1.55		1.88	(0.42)	0.89	1.74	1.65
Total from investment operations	$1.48		$1.92	$(0.42)	$0.93	$1.76	$1.68

Less distributions declared to shareholders
From net investment income	$—		$(0.05)	$(0.06)	$(0.11)	$(0.07)	$(0.05)
From net realized gain	—		(0.41)	(0.26)	(0.11)	—	—
Total distributions declared to shareholders	$—		$(0.46)	$(0.32)	$(0.22)	$(0.07)	$(0.05)
Net asset value, end of period (x)	$17.92		$16.44	$14.98	$15.72	$15.01	$13.32
Total return (%) (r)(s)(t)(x)	9.00	(n)	12.99	(2.66)	6.21	13.24	14.41

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.34	(a)	1.39	1.35	1.44	1.51	2.87
Expenses after expense reductions (f)(h)	0.99	(a)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	(0.76	)(a)	0.24	0.02	0.23	0.13	0.29
Portfolio turnover	5	(n)	52	7	9	9	14
Net assets at end of period (000 omitted)	$1,124		$1,048	$853	$828	$671	$446

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2050 FUND – continued

	Six months ended 10/31/17 (unaudited)		Year ended
			4/30/17	4/30/16		4/30/15	4/30/14	4/30/13
Class C
Net asset value, beginning of period	$16.35		$14.91	$15.63		$14.96	$13.30	$11.68

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.07)		$0.04	$(0.00	)(w)	$0.04	$0.03	$0.04
Net realized and unrealized gain (loss)	1.53		1.87	(0.41)		0.87	1.73	1.63
Total from investment operations	$1.46		$1.91	$(0.41)		$0.91	$1.76	$1.67

Less distributions declared to shareholders
From net investment income	$—		$(0.06)	$(0.05)		$(0.13)	$(0.10)	$(0.05)
From net realized gain	—		(0.41)	(0.26)		(0.11)	—	—
Total distributions declared to shareholders	$—		$(0.47)	$(0.31)		$(0.24)	$(0.10)	$(0.05)
Net asset value, end of period (x)	$17.81		$16.35	$14.91		$15.63	$14.96	$13.30
Total return (%) (r)(s)(t)(x)	8.93	(n)	13.04	(2.59)		6.13	13.25	14.36

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.34	(a)	1.39	1.35		1.44	1.51	2.83
Expenses after expense reductions (f)(h)	0.99	(a)	1.00	1.00		1.00	1.00	1.00
Net investment income (loss) (l)	(0.76	)(a)	0.28	(0.00	)(w)	0.28	0.18	0.30
Portfolio turnover	5	(n)	52	7		9	9	14
Net assets at end of period (000 omitted)	$2,747		$2,535	$1,775		$1,835	$1,195	$468

	Six months ended 10/31/17 (unaudited)		Year ended
			4/30/17	4/30/16		4/30/15	4/30/14	4/30/13
Class I
Net asset value, beginning of period	$16.62		$15.12	$15.85		$15.14	$13.41	$11.75

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.02		$0.30	$0.15		$0.20	$0.17	$0.15
Net realized and unrealized gain (loss)	1.56		1.81	(0.41)		0.87	1.76	1.66
Total from investment operations	$1.58		$2.11	$(0.26)		$1.07	$1.93	$1.81

Less distributions declared to shareholders
From net investment income	$—		$(0.20)	$(0.21)		$(0.25)	$(0.20)	$(0.15)
From net realized gain	—		(0.41)	(0.26)		(0.11)	—	—
Total distributions declared to shareholders	$—		$(0.61)	$(0.47)		$(0.36)	$(0.20)	$(0.15)
Net asset value, end of period (x)	$18.20		$16.62	$15.12		$15.85	$15.14	$13.41
Total return (%) (r)(s)(t)(x)	9.51	(n)	14.21	(1.61)		7.16	14.43	15.50

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.34	(a)	0.38	0.35		0.44	0.51	1.85
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00		0.00	0.00	0.00
Net investment income (loss) (l)	0.24	(a)	1.92	0.97		1.31	1.20	1.21
Portfolio turnover	5	(n)	52	7		9	9	14
Net assets at end of period (000 omitted)	$574		$423	$1,560		$1,132	$840	$542

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2050 FUND – continued

	Six months ended 10/31/17 (unaudited)		Year ended
			4/30/17	4/30/16	4/30/15	4/30/14	4/30/13
Class R1
Net asset value, beginning of period	$16.38		$14.94	$15.64	$14.98	$13.31	$11.69

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.06)		$0.04	$(0.01)	$0.12	$0.02	$0.05
Net realized and unrealized gain (loss)	1.53		1.88	(0.40)	0.79	1.74	1.62
Total from investment operations	$1.47		$1.92	$(0.41)	$0.91	$1.76	$1.67

Less distributions declared to shareholders
From net investment income	$—		$(0.07)	$(0.03)	$(0.14)	$(0.09)	$(0.05)
From net realized gain	—		(0.41)	(0.26)	(0.11)	—	—
Total distributions declared to shareholders	$—		$(0.48)	$(0.29)	$(0.25)	$(0.09)	$(0.05)
Net asset value, end of period (x)	$17.85		$16.38	$14.94	$15.64	$14.98	$13.31
Total return (%) (r)(s)(t)(x)	8.97	(n)	13.06	(2.64)	6.14	13.24	14.38

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.34	(a)	1.40	1.34	1.42	1.51	2.87
Expenses after expense reductions (f)(h)	0.99	(a)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	(0.75	)(a)	0.26	(0.05)	0.77	0.16	0.38
Portfolio turnover	5	(n)	52	7	9	9	14
Net assets at end of period (000 omitted)	$724		$606	$316	$377	$567	$250

	Six months ended 10/31/17 (unaudited)		Year ended
			4/30/17	4/30/16	4/30/15	4/30/14	4/30/13
Class R2
Net asset value, beginning of period	$16.44		$14.98	$15.73	$15.04	$13.34	$11.71

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.02)		$0.13	$0.09	$0.12	$0.10	$0.10
Net realized and unrealized gain (loss)	1.53		1.88	(0.43)	0.87	1.75	1.63
Total from investment operations	$1.51		$2.01	$(0.34)	$0.99	$1.85	$1.73

Less distributions declared to shareholders
From net investment income	$—		$(0.14)	$(0.15)	$(0.19)	$(0.15)	$(0.10)
From net realized gain	—		(0.41)	(0.26)	(0.11)	—	—
Total distributions declared to shareholders	$—		$(0.55)	$(0.41)	$(0.30)	$(0.15)	$(0.10)
Net asset value, end of period (x)	$17.95		$16.44	$14.98	$15.73	$15.04	$13.34
Total return (%) (r)(s)(t)(x)	9.18	(n)	13.64	(2.16)	6.67	13.87	14.88

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.84	(a)	0.90	0.85	0.94	1.01	2.27
Expenses after expense reductions (f)(h)	0.49	(a)	0.50	0.50	0.50	0.50	0.50
Net investment income (loss) (l)	(0.26	)(a)	0.82	0.60	0.81	0.67	0.81
Portfolio turnover	5	(n)	52	7	9	9	14
Net assets at end of period (000 omitted)	$40,046		$33,805	$19,041	$13,030	$6,975	$3,282

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2050 FUND – continued

	Six months ended 10/31/17 (unaudited)		Year ended
			4/30/17	4/30/16	4/30/15	4/30/14	4/30/13
Class R3
Net asset value, beginning of period	$16.53		$15.05	$15.80	$15.09	$13.37	$11.73

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.00	)(w)	$0.16	$0.11	$0.14	$0.13	$0.12
Net realized and unrealized gain (loss)	1.55		1.89	(0.42)	0.90	1.77	1.65
Total from investment operations	$1.55		$2.05	$(0.31)	$1.04	$1.90	$1.77

Less distributions declared to shareholders
From net investment income	$—		$(0.16)	$(0.18)	$(0.22)	$(0.18)	$(0.13)
From net realized gain	—		(0.41)	(0.26)	(0.11)	—	—
Total distributions declared to shareholders	$—		$(0.57)	$(0.44)	$(0.33)	$(0.18)	$(0.13)
Net asset value, end of period (x)	$18.08		$16.53	$15.05	$15.80	$15.09	$13.37
Total return (%) (r)(s)(t)(x)	9.38	(n)	13.91	(1.96)	6.95	14.19	15.17

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.59	(a)	0.65	0.60	0.69	0.76	1.82
Expenses after expense reductions (f)(h)	0.24	(a)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	(0.01	)(a)	1.03	0.76	0.90	0.90	0.95
Portfolio turnover	5	(n)	52	7	9	9	14
Net assets at end of period (000 omitted)	$35,689		$27,276	$15,980	$9,089	$4,941	$2,694

	Six months ended 10/31/17 (unaudited)		Year ended
			4/30/17	4/30/16	4/30/15	4/30/14	4/30/13
Class R4
Net asset value, beginning of period	$16.60		$15.11	$15.85	$15.13	$13.40	$11.75

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.02		$0.21	$0.16	$0.20	$0.18	$0.19
Net realized and unrealized gain (loss)	1.56		1.89	(0.43)	0.88	1.75	1.61
Total from investment operations	$1.58		$2.10	$(0.27)	$1.08	$1.93	$1.80

Less distributions declared to shareholders
From net investment income	$—		$(0.20)	$(0.21)	$(0.25)	$(0.20)	$(0.15)
From net realized gain	—		(0.41)	(0.26)	(0.11)	—	—
Total distributions declared to shareholders	$—		$(0.61)	$(0.47)	$(0.36)	$(0.20)	$(0.15)
Net asset value, end of period (x)	$18.18		$16.60	$15.11	$15.85	$15.13	$13.40
Total return (%) (r)(s)(t)(x)	9.52	(n)	14.15	(1.68)	7.23	14.44	15.41

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.34	(a)	0.39	0.35	0.44	0.51	0.93
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	0.24	(a)	1.30	1.06	1.28	1.22	1.51
Portfolio turnover	5	(n)	52	7	9	9	14
Net assets at end of period (000 omitted)	$87,473		$75,323	$66,990	$58,759	$38,224	$19,646

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2050 FUND – continued

	Six months ended 10/31/17 (unaudited)		Year ended 4/30/17 (i)
Class R6
Net asset value, beginning of period	$16.60		$15.91

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.03		$0.04
Net realized and unrealized gain (loss)	1.56		1.26	(g)
Total from investment operations	$1.59		$1.30

Less distributions declared to shareholders
From net investment income	$—		$(0.20)
From net realized gain	—		(0.41)
Total distributions declared to shareholders	$—		$(0.61)
Net asset value, end of period (x)	$18.19		$16.60
Total return (%) (r)(s)(t)(x)	9.58	(n)	8.46	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.21	(a)	0.32	(a)
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	(a)
Net investment income (loss) (l)	0.37	(a)	0.41	(a)
Portfolio turnover	5	(n)	52
Net assets at end of period (000 omitted)	$14,921		$8,776
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i)	For the period from the class inception, August 29, 2016, through the stated period end.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01 and/or total return ratio was less than 0.01%, as applicable.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2055 FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/17 (unaudited)		Year ended
			4/30/17	4/30/16	4/30/15	4/30/14	4/30/13 (c)
Class A
Net asset value, beginning of period	$14.00		$12.61	$13.16	$12.54	$11.12	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.00	)(w)	$0.13	$0.13	$0.14	$0.12	$0.09
Net realized and unrealized gain (loss)	1.31		1.59	(0.38)	0.72	1.45	1.14
Total from investment operations	$1.31		$1.72	$(0.25)	$0.86	$1.57	$1.23

Less distributions declared to shareholders
From net investment income	$—		$(0.13)	$(0.14)	$(0.18)	$(0.13)	$(0.11)
From net realized gain	—		(0.20)	(0.16)	(0.06)	(0.02)	—
Total distributions declared to shareholders	$—		$(0.33)	$(0.30)	$(0.24)	$(0.15)	$(0.11)
Net asset value, end of period (x)	$15.31		$14.00	$12.61	$13.16	$12.54	$11.12
Total return (%) (r)(s)(t)(x)	9.36	(n)	13.80	(1.81)	6.90	14.17	12.40	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.94	(a)	1.34	1.73	2.84	7.18	12.11	(a)
Expenses after expense reductions (f)(h)	0.24	(a)	0.25	0.25	0.25	0.25	0.25	(a)
Net investment income (loss) (l)	(0.01	)(a)	1.01	1.00	1.10	0.97	1.74	(a)
Portfolio turnover	2	(n)	45	14	18	20	3	(n)
Net assets at end of period (000 omitted)	$3,949		$3,516	$2,014	$1,036	$428	$143

	Six months ended 10/31/17 (unaudited)		Year ended
			4/30/17	4/30/16	4/30/15	4/30/14	4/30/13 (c)
Class B
Net asset value, beginning of period	$13.95		$12.58	$13.12	$12.51	$11.09	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.06)		$0.04	$(0.01)	$0.03	$0.01	$0.06
Net realized and unrealized gain (loss)	1.31		1.57	(0.33)	0.73	1.46	1.13
Total from investment operations	$1.25		$1.61	$(0.34)	$0.76	$1.47	$1.19

Less distributions declared to shareholders
From net investment income	$—		$(0.04)	$(0.04)	$(0.09)	$(0.03)	$(0.10)
From net realized gain	—		(0.20)	(0.16)	(0.06)	(0.02)	—
Total distributions declared to shareholders	$—		$(0.24)	$(0.20)	$(0.15)	$(0.05)	$(0.10)
Net asset value, end of period (x)	$15.20		$13.95	$12.58	$13.12	$12.51	$11.09
Total return (%) (r)(s)(t)(x)	8.96	(n)	12.94	(2.58)	6.13	13.34	11.96	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.69	(a)	2.09	2.50	3.67	8.83	13.29	(a)
Expenses after expense reductions (f)(h)	0.99	(a)	1.00	1.00	1.00	1.00	1.00	(a)
Net investment income (loss) (l)	(0.76	)(a)	0.28	(0.06)	0.26	0.11	1.10	(a)
Portfolio turnover	2	(n)	45	14	18	20	3	(n)
Net assets at end of period (000 omitted)	$483		$407	$270	$244	$148	$112
See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2055 FUND – continued

	Six months ended 10/31/17 (unaudited)		Year ended
			4/30/17	4/30/16		4/30/15	4/30/14	4/30/13 (c)
Class C
Net asset value, beginning of period	$13.86		$12.49	$13.04		$12.45	$11.09	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.06)		$0.03	$(0.00	)(w)	$0.05	$0.06	$0.05
Net realized and unrealized gain (loss)	1.29		1.58	(0.34)		0.71	1.41	1.14
Total from investment operations	$1.23		$1.61	$(0.34)		$0.76	$1.47	$1.19

Less distributions declared to shareholders
From net investment income	$—		$(0.04)	$(0.05)		$(0.11)	$(0.09)	$(0.10)
From net realized gain	—		(0.20)	(0.16)		(0.06)	(0.02)	—
Total distributions declared to shareholders	$—		$(0.24)	$(0.21)		$(0.17)	$(0.11)	$(0.10)
Net asset value, end of period (x)	$15.09		$13.86	$12.49		$13.04	$12.45	$11.09
Total return (%) (r)(s)(t)(x)	8.87	(n)	12.98	(2.59)		6.17	13.32	11.96	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.69	(a)	2.08	2.50		3.61	7.52	13.05	(a)
Expenses after expense reductions (f)(h)	0.99	(a)	1.00	1.00		1.00	1.00	1.00	(a)
Net investment income (loss) (l)	(0.76	)(a)	0.26	(0.00)		0.37	0.46	1.03	(a)
Portfolio turnover	2	(n)	45	14		18	20	3	(n)
Net assets at end of period (000 omitted)	$1,556		$1,284	$1,100		$1,031	$494	$129

	Six months ended 10/31/17 (unaudited)		Year ended
			4/30/17	4/30/16		4/30/15	4/30/14	4/30/13 (c)
Class I
Net asset value, beginning of period	$14.00		$12.65	$13.20		$12.57	$11.13	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.02		$0.26	$0.12		$0.12	$0.14	$0.11
Net realized and unrealized gain (loss)	1.31		1.45	(0.34)		0.77	1.47	1.13
Total from investment operations	$1.33		$1.71	$(0.22)		$0.89	$1.61	$1.24

Less distributions declared to shareholders
From net investment income	$—		$(0.16)	$(0.17)		$(0.20)	$(0.15)	$(0.11)
From net realized gain	—		(0.20)	(0.16)		(0.06)	(0.02)	—
Total distributions declared to shareholders	$—		$(0.36)	$(0.33)		$(0.26)	$(0.17)	$(0.11)
Net asset value, end of period (x)	$15.33		$14.00	$12.65		$13.20	$12.57	$11.13
Total return (%) (r)(s)(t)(x)	9.50	(n)	13.66	(1.61)		7.14	14.50	12.55	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.69	(a)	1.09	1.50		2.80	6.45	12.29	(a)
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00		0.00	0.00	0.00	(a)
Net investment income (loss) (l)	0.25	(a)	2.01	0.94		0.95	1.13	2.10	(a)
Portfolio turnover	2	(n)	45	14		18	20	3	(n)
Net assets at end of period (000 omitted)	$80		$79	$608		$391	$477	$113

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2055 FUND – continued

	Six months ended 10/31/17 (unaudited)		Year ended
			4/30/17	4/30/16	4/30/15	4/30/14	4/30/13 (c)
Class R1
Net asset value, beginning of period	$13.92		$12.63	$13.14	$12.51	$11.09	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.06)		$0.15	$(0.04)	$0.03	$0.02	$0.06
Net realized and unrealized gain (loss)	1.31		1.46	(0.31)	0.73	1.45	1.13
Total from investment operations	$1.25		$1.61	$(0.35)	$0.76	$1.47	$1.19

Less distributions declared to shareholders
From net investment income	$—		$(0.12)	$—	$(0.07)	$(0.03)	$(0.10)
From net realized gain	—		(0.20)	(0.16)	(0.06)	(0.02)	—
Total distributions declared to shareholders	$—		$(0.32)	$(0.16)	$(0.13)	$(0.05)	$(0.10)
Net asset value, end of period (x)	$15.17		$13.92	$12.63	$13.14	$12.51	$11.09
Total return (%) (r)(s)(t)(x)	8.98	(n)	12.93	(2.62)	6.14	13.34	11.96	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.69	(a)	2.08	2.53	3.71	8.98	13.29	(a)
Expenses after expense reductions (f)(h)	0.99	(a)	1.00	1.00	1.00	1.00	1.00	(a)
Net investment income (loss) (l)	(0.75	)(a)	1.10	(0.31)	0.21	0.15	1.10	(a)
Portfolio turnover	2	(n)	45	14	18	20	3	(n)
Net assets at end of period (000 omitted)	$512		$318	$62	$141	$127	$112

	Six months ended 10/31/17 (unaudited)		Year ended
			4/30/17	4/30/16	4/30/15	4/30/14	4/30/13 (c)
Class R2
Net asset value, beginning of period	$13.94		$12.57	$13.14	$12.53	$11.11	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.02)		$0.11	$0.07	$0.09	$0.07	$0.08
Net realized and unrealized gain (loss)	1.30		1.58	(0.36)	0.73	1.47	1.13
Total from investment operations	$1.28		$1.69	$(0.29)	$0.82	$1.54	$1.21

Less distributions declared to shareholders
From net investment income	$—		$(0.12)	$(0.12)	$(0.15)	$(0.10)	$(0.10)
From net realized gain	—		(0.20)	(0.16)	(0.06)	(0.02)	—
Total distributions declared to shareholders	$—		$(0.32)	$(0.28)	$(0.21)	$(0.12)	$(0.10)
Net asset value, end of period (x)	$15.22		$13.94	$12.57	$13.14	$12.53	$11.11
Total return (%) (r)(s)(t)(x)	9.18	(n)	13.59	(2.12)	6.63	13.88	12.25	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.19	(a)	1.60	1.98	3.11	7.83	12.78	(a)
Expenses after expense reductions (f)(h)	0.49	(a)	0.50	0.50	0.50	0.50	0.50	(a)
Net investment income (loss) (l)	(0.25	)(a)	0.85	0.57	0.73	0.60	1.60	(a)
Portfolio turnover	2	(n)	45	14	18	20	3	(n)
Net assets at end of period (000 omitted)	$11,401		$6,657	$1,855	$773	$260	$112

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2055 FUND – continued

	Six months ended 10/31/17 (unaudited)		Year ended
			4/30/17	4/30/16	4/30/15	4/30/14	4/30/13 (c)
Class R3
Net asset value, beginning of period	$14.00		$12.61	$13.17	$12.54	$11.12	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.00	)(w)	$0.14	$0.10	$0.11	$0.12	$0.07
Net realized and unrealized gain (loss)	1.31		1.58	(0.36)	0.75	1.45	1.16
Total from investment operations	$1.31		$1.72	$(0.26)	$0.86	$1.57	$1.23

Less distributions declared to shareholders
From net investment income	$—		$(0.13)	$(0.14)	$(0.17)	$(0.13)	$(0.11)
From net realized gain	—		(0.20)	(0.16)	(0.06)	(0.02)	—
Total distributions declared to shareholders	$—		$(0.33)	$(0.30)	$(0.23)	$(0.15)	$(0.11)
Net asset value, end of period (x)	$15.31		$14.00	$12.61	$13.17	$12.54	$11.12
Total return (%) (r)(s)(t)(x)	9.36	(n)	13.83	(1.89)	6.95	14.18	12.40	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.94	(a)	1.34	1.74	2.81	7.04	11.17	(a)
Expenses after expense reductions (f)(h)	0.24	(a)	0.25	0.25	0.25	0.25	0.25	(a)
Net investment income (loss) (l)	(0.01	)(a)	1.07	0.76	0.84	0.97	1.42	(a)
Portfolio turnover	2	(n)	45	14	18	20	3	(n)
Net assets at end of period (000 omitted)	$14,607		$10,285	$3,915	$2,353	$894	$239

	Six months ended 10/31/17 (unaudited)		Year ended
			4/30/17	4/30/16	4/30/15	4/30/14	4/30/13 (c)
Class R4
Net asset value, beginning of period	$14.06		$12.65	$13.20	$12.56	$11.13	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.02		$0.17	$0.13	$0.18	$0.15	$0.10
Net realized and unrealized gain (loss)	1.31		1.60	(0.35)	0.72	1.45	1.14
Total from investment operations	$1.33		$1.77	$(0.22)	$0.90	$1.60	$1.24

Less distributions declared to shareholders
From net investment income	$—		$(0.16)	$(0.17)	$(0.20)	$(0.15)	$(0.11)
From net realized gain	—		(0.20)	(0.16)	(0.06)	(0.02)	—
Total distributions declared to shareholders	$—		$(0.36)	$(0.33)	$(0.26)	$(0.17)	$(0.11)
Net asset value, end of period (x)	$15.39		$14.06	$12.65	$13.20	$12.56	$11.13
Total return (%) (r)(s)(t)(x)	9.46	(n)	14.14	(1.61)	7.23	14.41	12.55	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.69	(a)	1.09	1.48	2.51	5.94	11.79	(a)
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	0.00	0.00	0.00	(a)
Net investment income (loss) (l)	0.24	(a)	1.31	1.07	1.42	1.24	1.98	(a)
Portfolio turnover	2	(n)	45	14	18	20	3	(n)
Net assets at end of period (000 omitted)	$29,667		$21,882	$10,776	$5,056	$1,560	$147

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2055 FUND – continued

	Six months ended 10/31/17 (unaudited)		Year ended 4/30/17 (i)
Class R6
Net asset value, beginning of period	$14.06		$13.32

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.03		$0.04
Net realized and unrealized gain (loss)	1.32		1.06	(g)
Total from investment operations	$1.35		$1.10

Less distributions declared to shareholders
From net investment income	$—		$(0.16)
From net realized gain	—		(0.20)
Total distributions declared to shareholders	$—		$(0.36)
Net asset value, end of period (x)	$15.41		$14.06
Total return (%) (r)(s)(t)(x)	9.60	(n)	8.44	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.56	(a)	0.95	(a)
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	(a)
Net investment income (loss) (l)	0.37	(a)	0.44	(a)
Portfolio turnover	2	(n)	45
Net assets at end of period (000 omitted)	$3,056		$1,726
(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, November 2, 2012, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i)	For the period from the class inception, August 29, 2016, through the stated period end.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2060 FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/17 (unaudited)		Year ended 4/30/17 (c)
Class A
Net asset value, beginning of period	$10.73		$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.01		$0.10
Net realized and unrealized gain (loss)	1.00		0.74
Total from investment operations	$1.01		$0.84

Less distributions declared to shareholders
From net investment income	$—		$(0.11)
Net asset value, end of period (x)	$11.74		$10.73
Total return (%) (r)(s)(t)(x)	9.41	(n)	8.45	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	14.76	(a)	15.07	(a)
Expenses after expense reductions (f)(h)	0.12	(a)	0.12	(a)
Net investment income (loss) (l)	0.12	(a)	2.42	(a)
Portfolio turnover	31	(n)	2	(n)
Net assets at end of period (000 omitted)	$140		$59

	Six months ended 10/31/17 (unaudited)		Year ended 4/30/17 (c)
Class B
Net asset value, beginning of period	$10.70		$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.04)		$0.07
Net realized and unrealized gain (loss)	1.01		0.73
Total from investment operations	$0.97		$0.80

Less distributions declared to shareholders
From net investment income	$—		$(0.10)
Net asset value, end of period (x)	$11.67		$10.70
Total return (%) (r)(s)(t)(x)	9.07	(n)	8.08	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	15.76	(a)	15.87	(a)
Expenses after expense reductions (f)(h)	0.87	(a)	0.87	(a)
Net investment income (loss) (l)	(0.64	)(a)	1.76	(a)
Portfolio turnover	31	(n)	2	(n)
Net assets at end of period (000 omitted)	$63		$55

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2060 FUND – continued

	Six months ended 10/31/17 (unaudited)		Year ended 4/30/17 (c)
Class C
Net asset value, beginning of period	$10.70		$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.04)		$0.07
Net realized and unrealized gain (loss)	1.01		0.73
Total from investment operations	$0.97		$0.80

Less distributions declared to shareholders
From net investment income	$—		$(0.10)
Net asset value, end of period (x)	$11.67		$10.70
Total return (%) (r)(s)(t)(x)	9.07	(n)	8.08	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	15.71	(a)	15.81	(a)
Expenses after expense reductions (f)(h)	0.87	(a)	0.87	(a)
Net investment income (loss) (l)	(0.63	)(a)	1.68	(a)
Portfolio turnover	31	(n)	2	(n)
Net assets at end of period (000 omitted)	$77		$60

	Six months ended 10/31/17 (unaudited)		Year ended 4/30/17 (c)
Class I
Net asset value, beginning of period	$10.74		$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.02		$0.11
Net realized and unrealized gain (loss)	1.00		0.74
Total from investment operations	$1.02		$0.85

Less distributions declared to shareholders
From net investment income	$—		$(0.11)
Net asset value, end of period (x)	$11.76		$10.74
Total return (%) (r)(s)(t)(x)	9.50	(n)	8.57	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	14.79	(a)	14.88	(a)
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	(a)
Net investment income (loss) (l)	0.36	(a)	2.76	(a)
Portfolio turnover	31	(n)	2	(n)
Net assets at end of period (000 omitted)	$59		$54

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2060 FUND – continued

	Six months ended 10/31/17 (unaudited)		Year ended 4/30/17 (c)
Class R1
Net asset value, beginning of period	$10.70		$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.04)		$0.07
Net realized and unrealized gain (loss)	1.01		0.73
Total from investment operations	$0.97		$0.80

Less distributions declared to shareholders
From net investment income	$—		$(0.10)
Net asset value, end of period (x)	$11.67		$10.70
Total return (%) (r)(s)(t)(x)	9.07	(n)	8.08	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	15.79	(a)	15.88	(a)
Expenses after expense reductions (f)(h)	0.87	(a)	0.87	(a)
Net investment income (loss) (l)	(0.63	)(a)	1.76	(a)
Portfolio turnover	31	(n)	2	(n)
Net assets at end of period (000 omitted)	$59		$54

	Six months ended 10/31/17 (unaudited)		Year ended 4/30/17 (c)
Class R2
Net asset value, beginning of period	$10.72		$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)		$0.09
Net realized and unrealized gain (loss)	1.01		0.73
Total from investment operations	$1.00		$0.82

Less distributions declared to shareholders
From net investment income	$—		$(0.10)
Net asset value, end of period (x)	$11.72		$10.72
Total return (%) (r)(s)(t)(x)	9.33	(n)	8.32	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	15.23	(a)	15.38	(a)
Expenses after expense reductions (f)(h)	0.37	(a)	0.37	(a)
Net investment income (loss) (l)	(0.14	)(a)	2.26	(a)
Portfolio turnover	31	(n)	2	(n)
Net assets at end of period (000 omitted)	$65		$54

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2060 FUND – continued

	Six months ended 10/31/17 (unaudited)		Year ended 4/30/17 (c)
Class R3
Net asset value, beginning of period	$10.73		$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.01		$0.10
Net realized and unrealized gain (loss)	1.00		0.74
Total from investment operations	$1.01		$0.84

Less distributions declared to shareholders
From net investment income	$—		$(0.11)
Net asset value, end of period (x)	$11.74		$10.73
Total return (%) (r)(s)(t)(x)	9.41	(n)	8.45	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	14.48	(a)	14.31	(a)
Expenses after expense reductions (f)(h)	0.12	(a)	0.12	(a)
Net investment income (loss) (l)	0.12	(a)	2.41	(a)
Portfolio turnover	31	(n)	2	(n)
Net assets at end of period (000 omitted)	$593		$88

	Six months ended 10/31/17 (unaudited)		Year ended 4/30/17 (c)
Class R4
Net asset value, beginning of period	$10.74		$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.02		$0.11
Net realized and unrealized gain (loss)	1.00		0.74
Total from investment operations	$1.02		$0.85

Less distributions declared to shareholders
From net investment income	$—		$(0.11)
Net asset value, end of period (x)	$11.76		$10.74
Total return (%) (r)(s)(t)(x)	9.50	(n)	8.57	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	14.05	(a)	14.88	(a)
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	(a)
Net investment income (loss) (l)	0.37	(a)	2.75	(a)
Portfolio turnover	31	(n)	2	(n)
Net assets at end of period (000 omitted)	$154		$55

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2060 FUND – continued

	Six months ended 10/31/17 (unaudited)		Year ended 4/30/17 (c)
Class R6
Net asset value, beginning of period	$10.74		$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.02		$0.11
Net realized and unrealized gain (loss)	1.00		0.74
Total from investment operations	$1.02		$0.85

Less distributions declared to shareholders
From net investment income	$—		$(0.11)
Net asset value, end of period (x)	$11.76		$10.74
Total return (%) (r)(s)(t)(x)	9.50	(n)	8.57	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	14.68	(a)	14.87	(a)
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	(a)
Net investment income (loss) (l)	0.37	(a)	2.76	(a)
Portfolio turnover	31	(n)	2	(n)
Net assets at end of period (000 omitted)	$707		$543
(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, December 6, 2016, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Lifetime Income Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, MFS Lifetime 2055 Fund, and MFS Lifetime 2060 Fund (the funds) are each a diversified series of MFS Series Trust XII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

Each fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of each fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

Each fund is a “fund-of-funds”, which invests the majority of its assets in other MFS mutual funds (hereafter referred to as

“underlying affiliated funds” or “underlying funds”), which may have different fiscal year ends than the funds. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds invest their portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. Certain underlying funds invest a significant portion of their assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and that value may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. Certain underlying funds invest in commodity-linked structured notes as part of their principal investment strategy. These structured notes are subject to prepayment, basis and counterparty risks. Certain underlying funds invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

The accounting policies of the underlying funds in which each fund invests are outlined in the underlying funds’ shareholder reports, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds’ shareholder reports are not covered by this report.

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduced two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contained amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments, for all reporting periods ending after August 1, 2017. Each fund has adopted the Rule’s Regulation S-X amendments and believes that the funds’ financial statements are in compliance with those amendments.

Investment Valuations – Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not

Notes to Financial Statements (unaudited) – continued

traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of each fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Each fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of October 31, 2017 in valuing each fund’s assets or liabilities:

	Level 1	Level 2	Level 3	Total
MFS Lifetime Income Fund
Financial Instruments
Mutual Funds	$629,352,416	$—	$—	$629,352,416

MFS Lifetime 2020 Fund
Financial Instruments
Mutual Funds	$414,935,316	$—	$—	$414,935,316

MFS Lifetime 2025 Fund
Financial Instruments
Mutual Funds	$263,942,913	$—	$—	$263,942,913

Notes to Financial Statements (unaudited) – continued

	Level 1	Level 2	Level 3	Total
MFS Lifetime 2030 Fund
Financial Instruments
Mutual Funds	$584,259,793	$—	$—	$584,259,793

MFS Lifetime 2035 Fund
Financial Instruments
Mutual Funds	$244,507,893	$—	$—	$244,507,893

MFS Lifetime 2040 Fund
Financial Instruments
Mutual Funds	$456,292,126	$—	$—	$456,292,126

MFS Lifetime 2045 Fund
Financial Instruments
Mutual Funds	$165,757,895	$—	$—	$165,757,895

MFS Lifetime 2050 Fund
Financial Instruments
Mutual Funds	$194,541,649	$—	$—	$194,541,649

MFS Lifetime 2055 Fund
Financial Instruments
Mutual Funds	$65,280,086	$—	$—	$65,280,086

MFS Lifetime 2060 Fund
Financial Instruments
Mutual Funds	$1,886,687	$—	$—	$1,886,687

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

Derivatives – Each fund does not invest in derivatives directly. Each fund does invest in underlying funds that may use derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Indemnifications – Under each fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each fund. Additionally, in the normal course of business, each fund enters into agreements with service providers that may contain indemnification clauses. Each fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against each fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income by each fund is affected by the timing of the declaration of distributions by the underlying funds in which each fund invests. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Each fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statements of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statements of Operations.

Tax Matters and Distributions – Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. Each fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed each fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Notes to Financial Statements (unaudited) – continued

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to non-deductible 12b-1 fees, wash sale loss deferrals, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 4/30/17	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Ordinary income (including any short-term capital gains)	$12,951,741	$8,270,288	$3,853,228	$9,722,206	$2,880,064
Long-term capital gains	10,700,428	21,150,566	3,535,116	23,275,162	2,980,004
Total distributions	$23,652,169	$29,420,854	$7,388,344	$32,997,368	$5,860,068

Year ended 4/30/17	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund (c)
Ordinary income (including any short-term capital gains)	$6,890,075	$1,955,078	$2,545,008	$550,011	$9,619
Long-term capital gains	17,481,065	1,800,025	2,790,032	314,002	—
Total distributions	$24,371,140	$3,755,103	$5,335,040	$864,013	$9,619

(c)	For the period from the commencement of the fund’s investment operations, December 6, 2016, through the stated period end.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 10/31/17	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Cost of investments	$582,013,717	$373,258,759	$238,366,707	$472,810,922	$209,118,993
Gross appreciation	50,396,641	43,222,015	26,353,656	113,508,244	35,589,202
Gross depreciation	(3,057,942)	(1,545,458)	(777,450)	(2,059,373)	(200,302)
Net unrealized appreciation (depreciation)	$47,338,699	$41,676,557	$25,576,206	$111,448,871	$35,388,900

As of 4/30/17
Undistributed ordinary income	353,370	2,850,884	952,388	2,395,285	322,402
Undistributed long-term capital gain	3,297,879	2,034,047	934,105	3,616,742	1,231,638
Net unrealized appreciation (depreciation)	33,671,258	30,799,810	13,451,014	75,094,619	17,569,207

As of 10/31/17	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
Cost of investments	$349,589,185	$139,891,786	$159,886,659	$56,681,960	$1,703,625
Gross appreciation	108,071,193	25,878,263	34,663,260	8,600,633	183,172
Gross depreciation	(1,368,252)	(12,154)	(8,270)	(2,507)	(110)
Net unrealized appreciation (depreciation)	$106,702,941	$25,866,109	$34,654,990	$8,598,126	$183,062

As of 4/30/17
Undistributed ordinary income	1,021,172	61,799	206,225	19,446	941
Undistributed long-term capital gain	2,920,515	933,171	1,185,570	290,356	8,498
Net unrealized appreciation (depreciation)	69,238,608	12,425,660	18,524,571	3,582,705	58,338

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – Each fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. For the MFS Lifetime Income Fund, income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. For the MFS Lifetime Income Fund, realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. For all other funds, income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class

Notes to Financial Statements (unaudited) – continued

expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. Each fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

From net investment income

	MFS Lifetime Income Fund		MFS Lifetime 2020 Fund		MFS Lifetime 2025 Fund
	Six Months Ended 10/31/17 (unaudited)	Year Ended 4/30/17 (i)	Six Months Ended 10/31/17 (unaudited)	Year Ended 4/30/17 (i)	Six Months Ended 10/31/17 (unaudited)	Year Ended 4/30/17 (i)
Class A	$704,775	$2,357,708	$—	$766,508	$—	$185,733
Class B	37,251	203,432	—	43,064	—	9,289
Class C	365,617	1,835,929	—	143,905	—	20,790
Class I	249,117	641,449	—	99,768	—	89,384
Class R1	11,204	55,065	—	21,848	—	2,290
Class R2	157,187	504,995	—	1,013,324	—	255,488
Class R3	327,955	868,791	—	1,028,635	—	464,677
Class R4	842,474	2,582,659	—	3,312,196	—	1,951,654
Class R6	71,929	16,697	—	909	—	831
Class 529A	458,158	1,289,153	—	—	—	—
Class 529B	10,612	55,329	—	—	—	—
Class 529C	74,616	357,228	—	—	—	—
Total	$3,310,895	$10,768,435	$—	$6,430,157	$—	$2,980,136

	MFS Lifetime 2030 Fund		MFS Lifetime 2035 Fund		MFS Lifetime 2040 Fund
	Six Months Ended 10/31/17 (unaudited)	Year Ended 4/30/17 (i)	Six Months Ended 10/31/17 (unaudited)	Year Ended 4/30/17 (i)	Six Months Ended 10/31/17 (unaudited)	Year Ended 4/30/17 (i)
Class A	$—	$649,302	$—	$106,828	$—	$327,186
Class B	—	44,742	—	5,044	—	13,458
Class C	—	87,688	—	5,917	—	32,191
Class I	—	179,889	—	63,554	—	138,682
Class R1	—	21,437	—	4,521	—	2,020
Class R2	—	1,089,546	—	139,625	—	600,909
Class R3	—	1,229,070	—	334,269	—	566,617
Class R4	—	3,247,573	—	1,389,547	—	2,423,304
Class R6	—	772	—	701	—	652
Total	$—	$6,550,019	$—	$2,050,006	$—	$4,105,019

	MFS Lifetime 2045 Fund		MFS Lifetime 2050 Fund		MFS Lifetime 2055 Fund
	Six Months Ended 10/31/17 (unaudited)	Year Ended 4/30/17 (i)	Six Months Ended 10/31/17 (unaudited)	Year Ended 4/30/17 (i)	Six Months Ended 10/31/17 (unaudited)	Year Ended 4/30/17 (i)
Class A	$—	$58,476	$—	$101,964	$—	$27,004
Class B	—	2,252	—	2,697	—	1,131
Class C	—	5,938	—	8,972	—	3,706
Class I	—	26,619	—	31,096	—	14,235
Class R1	—	1,160	—	1,769	—	3,338
Class R2	—	79,039	—	243,636	—	39,414
Class R3	—	198,852	—	221,522	—	72,945
Class R4	—	902,030	—	992,703	—	194,631
Class R6	—	646	—	641	—	606
Total	$—	$1,275,012	$—	$1,605,000	$—	$357,010

Notes to Financial Statements (unaudited) – continued

	MFS Lifetime 2060 Fund
	Six Months Ended 10/31/17 (unaudited)	Period Ended 4/30/17 (c)
Class A	$—	$533
Class B	—	506
Class C	—	506
Class I	—	543
Class R1	—	506
Class R2	—	524
Class R3	—	533
Class R4	—	542
Class R6	—	5,426
Total	$—	$9,619

(c)	For the period from the commencement of the fund’s investment operations, December 6, 2016, through the stated period end.
(i)	For Class R6, the period is from the class inception, August 29, 2016, through the stated period end.

From net realized gain on investments

	MFS Lifetime Income Fund		MFS Lifetime 2020 Fund		MFS Lifetime 2025 Fund
	Six Months Ended 10/31/17 (unaudited)	Year Ended 4/30/17 (i)	Six Months Ended 10/31/17 (unaudited)	Year Ended 4/30/17 (i)	Six Months Ended 10/31/17 (unaudited)	Year Ended 4/30/17 (i)
Class A	$—	$2,368,136	$—	$2,774,472	$—	$299,624
Class B	—	328,754	—	329,648	—	29,908
Class C	—	2,989,179	—	991,370	—	69,057
Class I	—	592,199	—	312,594	—	124,914
Class R1	—	84,844	—	210,934	—	4,741
Class R2	—	606,057	—	4,225,060	—	423,635
Class R3	—	910,247	—	3,750,926	—	728,725
Class R4	—	2,466,388	—	10,392,913	—	2,726,477
Class R6	—	985	—	2,780	—	1,127
Class 529A	—	1,671,448	—	—	—	—
Class 529B	—	117,366	—	—	—	—
Class 529C	—	748,131	—	—	—	—
Total	$—	$12,883,734	$—	$22,990,697	$—	$4,408,208

	MFS Lifetime 2030 Fund		MFS Lifetime 2035 Fund		MFS Lifetime 2040 Fund
	Six Months Ended 10/31/17 (unaudited)	Year Ended 4/30/17 (i)	Six Months Ended 10/31/17 (unaudited)	Year Ended 4/30/17 (i)	Six Months Ended 10/31/17 (unaudited)	Year Ended 4/30/17 (i)
Class A	$—	$2,649,601	$—	$219,335	$—	$1,673,901
Class B	—	445,617	—	30,037	—	245,968
Class C	—	833,376	—	44,552	—	560,678
Class I	—	626,191	—	110,388	—	581,603
Class R1	—	270,575	—	10,811	—	220,306
Class R2	—	5,286,932	—	305,246	—	3,918,031
Class R3	—	5,042,116	—	673,754	—	2,912,120
Class R4	—	11,290,337	—	2,414,760	—	10,150,881
Class R6	—	2,604	—	1,179	—	2,633
Total	$—	$26,447,349	$—	$3,810,062	$—	$20,266,121

Notes to Financial Statements (unaudited) – continued

	MFS Lifetime 2045 Fund		MFS Lifetime 2050 Fund		MFS Lifetime 2055 Fund
	Six Months Ended 10/31/17 (unaudited)	Year Ended 4/30/17 (i)	Six Months Ended 10/31/17 (unaudited)	Year Ended 4/30/17 (i)	Six Months Ended 10/31/17 (unaudited)	Year Ended 4/30/17 (i)
Class A	$—	$128,035	$—	$252,821	$—	$40,996
Class B	—	15,145	—	23,155	—	4,949
Class C	—	32,962	—	56,605	—	18,861
Class I	—	48,459	—	64,126	—	17,896
Class R1	—	5,177	—	10,262	—	5,286
Class R2	—	181,407	—	721,348	—	65,066
Class R3	—	424,693	—	547,131	—	107,327
Class R4	—	1,643,078	—	2,053,314	—	245,884
Class R6	—	1,135	—	1,278	—	738
Total	$—	$2,480,091	$—	$3,730,040	$—	$507,003

(i)	For Class R6, the period is from the class inception, August 29, 2016, through the stated period end.

(3)	Transactions with Affiliates

Investment Adviser – Each fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the funds. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.

The investment adviser has agreed in writing to pay all of each fund’s operating expenses, excluding distribution and service fees, program manager fees, interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses including fees and expenses associated with investments in investment companies and other similar investment vehicles (“Other Expenses”). For the six months ended October 31, 2017, this reduction amounted to the following for each fund and is included in the reduction of total expenses in the Statements of Operations:

MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
$696,009	$484,968	$324,875	$598,945	$308,658

MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
$501,823	$257,855	$298,083	$193,676	$100,096

For Class R6 shares, the investment adviser has further agreed to bear each fund’s expenses, or make payment to such fund, such that the “Other Expenses” of the class do not exceed (0.10)% annually of average daily net assets for the MFS Lifetime Income Fund and (0.14)% annually of average daily net assets for all other funds. These written agreements will continue until modified by the funds’ Board of Trustees, but such agreements will continue at least until August 31, 2018. Payments made to certain classes of the funds to further reduce “Other Expenses” below 0.00% annually of average daily net assets are included in “Excess expense reimbursement from investment adviser” in the Statements of Operations.

In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which each fund invests. Accordingly, the expense ratio for each fund reflects only those fees and expenses borne directly by each fund.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received the following amounts for the six months ended October 31, 2017, as its portion of the initial sales charge on sales of Class A and Class 529A shares of each fund:

	Class A	Class 529A
MFS Lifetime Income Fund	$15,326	$9,295
MFS Lifetime 2020 Fund	3,452	—
MFS Lifetime 2025 Fund	4,513	—
MFS Lifetime 2030 Fund	11,803	—
MFS Lifetime 2035 Fund	2,775	—
MFS Lifetime 2040 Fund	10,562	—
MFS Lifetime 2045 Fund	2,604	—
MFS Lifetime 2050 Fund	4,873	—
MFS Lifetime 2055 Fund	3,388	—
MFS Lifetime 2060 Fund	206	—

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

Notes to Financial Statements (unaudited) – continued

Each fund’s distribution plan provides that each fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Class A
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	—	0.25%	0.25%	0.25%	$142,017
MFS Lifetime 2020 Fund	—	0.25%	0.25%	0.25%	63,334
MFS Lifetime 2025 Fund	—	0.25%	0.25%	0.23%	18,246
MFS Lifetime 2030 Fund	—	0.25%	0.25%	0.24%	73,988
MFS Lifetime 2035 Fund	—	0.25%	0.25%	0.25%	14,923
MFS Lifetime 2040 Fund	—	0.25%	0.25%	0.25%	45,586
MFS Lifetime 2045 Fund	—	0.25%	0.25%	0.24%	7,770
MFS Lifetime 2050 Fund	—	0.25%	0.25%	0.25%	14,542
MFS Lifetime 2055 Fund	—	0.25%	0.25%	0.25%	4,698
MFS Lifetime 2060 Fund	—	0.25%	0.25%	0.25%	128

	Class B
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	0.75%	0.25%	1.00%	1.00%	$74,832
MFS Lifetime 2020 Fund	0.75%	0.25%	1.00%	1.00%	26,791
MFS Lifetime 2025 Fund	0.75%	0.25%	1.00%	1.00%	6,676
MFS Lifetime 2030 Fund	0.75%	0.25%	1.00%	1.00%	44,340
MFS Lifetime 2035 Fund	0.75%	0.25%	1.00%	1.00%	6,893
MFS Lifetime 2040 Fund	0.75%	0.25%	1.00%	0.99%	24,675
MFS Lifetime 2045 Fund	0.75%	0.25%	1.00%	1.00%	4,075
MFS Lifetime 2050 Fund	0.75%	0.25%	1.00%	1.00%	5,533
MFS Lifetime 2055 Fund	0.75%	0.25%	1.00%	1.00%	2,235
MFS Lifetime 2060 Fund	0.75%	0.25%	1.00%	1.00%	292

	Class C
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	0.75%	0.25%	1.00%	1.00%	$732,241
MFS Lifetime 2020 Fund	0.75%	0.25%	1.00%	1.00%	80,302
MFS Lifetime 2025 Fund	0.75%	0.25%	1.00%	1.00%	16,864
MFS Lifetime 2030 Fund	0.75%	0.25%	1.00%	1.00%	80,608
MFS Lifetime 2035 Fund	0.75%	0.25%	1.00%	1.00%	10,455
MFS Lifetime 2040 Fund	0.75%	0.25%	1.00%	1.00%	56,560
MFS Lifetime 2045 Fund	0.75%	0.25%	1.00%	1.00%	9,352
MFS Lifetime 2050 Fund	0.75%	0.25%	1.00%	1.00%	13,323
MFS Lifetime 2055 Fund	0.75%	0.25%	1.00%	1.00%	6,932
MFS Lifetime 2060 Fund	0.75%	0.25%	1.00%	1.00%	336

	Class R1
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	0.75%	0.25%	1.00%	1.00%	$22,403
MFS Lifetime 2020 Fund	0.75%	0.25%	1.00%	1.00%	22,096
MFS Lifetime 2025 Fund	0.75%	0.25%	1.00%	1.00%	3,200
MFS Lifetime 2030 Fund	0.75%	0.25%	1.00%	1.00%	29,672
MFS Lifetime 2035 Fund	0.75%	0.25%	1.00%	1.00%	5,041
MFS Lifetime 2040 Fund	0.75%	0.25%	1.00%	1.00%	17,890
MFS Lifetime 2045 Fund	0.75%	0.25%	1.00%	1.00%	2,801
MFS Lifetime 2050 Fund	0.75%	0.25%	1.00%	1.00%	3,388
MFS Lifetime 2055 Fund	0.75%	0.25%	1.00%	1.00%	2,065
MFS Lifetime 2060 Fund	0.75%	0.25%	1.00%	1.00%	284

Notes to Financial Statements (unaudited) – continued

	Class R2
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	0.25%	0.25%	0.50%	0.50%	$79,186
MFS Lifetime 2020 Fund	0.25%	0.25%	0.50%	0.50%	190,154
MFS Lifetime 2025 Fund	0.25%	0.25%	0.50%	0.50%	67,230
MFS Lifetime 2030 Fund	0.25%	0.25%	0.50%	0.50%	281,350
MFS Lifetime 2035 Fund	0.25%	0.25%	0.50%	0.50%	60,388
MFS Lifetime 2040 Fund	0.25%	0.25%	0.50%	0.50%	218,525
MFS Lifetime 2045 Fund	0.25%	0.25%	0.50%	0.50%	34,350
MFS Lifetime 2050 Fund	0.25%	0.25%	0.50%	0.50%	94,334
MFS Lifetime 2055 Fund	0.25%	0.25%	0.50%	0.50%	23,230
MFS Lifetime 2060 Fund	0.25%	0.25%	0.50%	0.50%	148

	Class R3
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	—	0.25%	0.25%	0.25%	$65,849
MFS Lifetime 2020 Fund	—	0.25%	0.25%	0.25%	102,116
MFS Lifetime 2025 Fund	—	0.25%	0.25%	0.25%	59,385
MFS Lifetime 2030 Fund	—	0.25%	0.25%	0.25%	149,301
MFS Lifetime 2035 Fund	—	0.25%	0.25%	0.25%	52,423
MFS Lifetime 2040 Fund	—	0.25%	0.25%	0.25%	88,046
MFS Lifetime 2045 Fund	—	0.25%	0.25%	0.25%	34,153
MFS Lifetime 2050 Fund	—	0.25%	0.25%	0.25%	39,225
MFS Lifetime 2055 Fund	—	0.25%	0.25%	0.25%	15,858
MFS Lifetime 2060 Fund	—	0.25%	0.25%	0.25%	358

	Class 529A
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	—	0.25%	0.25%	0.24%	$95,973

	Class 529B
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	0.75%	0.25%	1.00%	1.00%	$23,598

	Class 529C
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	0.75%	0.25%	1.00%	1.00%	$165,303

	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Total Distribution and Service Fees	$1,401,402	$484,793	$171,601	$659,259	$150,123

	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
Total Distribution and Service Fees	$451,282	$92,501	$170,345	$55,018	$1,546

(d)	In accordance with the distribution plan for certain classes, each fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

Notes to Financial Statements (unaudited) – continued

(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended October 31, 2017 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended October 31, 2017, these rebates amounted to the following and are included in the reduction of total expenses in the Statements of Operations:

	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Class A	$1,517	$608	$1,190	$1,587	$233
Class B	2	29	3	60	9
Class C	162	162	—	130	2
Class R1	12	—	—	52	—
Class R2	8	14	—	17	—
Class 529A	4,087	N/A	N/A	N/A	N/A
Class 529B	115	N/A	N/A	N/A	N/A
Class 529C	408	N/A	N/A	N/A	N/A

	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
Class A	$774	$150	$115	$35	$—
Class B	117	—	5	5	—
Class C	14	—	—	4	—
Class R2	2	—	1	—	—

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended October 31, 2017, were as follows:

CDSC Imposed	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Class A	$—	$19	$25	$178	$174
Class B	16,127	2,342	3,927	5,187	274
Class C	13,455	471	844	1,896	355
Class 529B	609	N/A	N/A	N/A	N/A
Class 529C	482	N/A	N/A	N/A	N/A

CDSC Imposed	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
Class A	$169	$10	$24	$43	$—
Class B	2,812	640	1,358	189	—
Class C	1,428	381	277	260	—

The MFS Lifetime Income Fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The MFS Lifetime Income Fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. MFD has agreed to waive a portion of this fee in an amount equal to 0.05% of the average daily net assets for each 529 share class. Effective December 10, 2017, this waiver agreement will be terminated. For the six months ended October 31, 2017, this waiver amounted to $28,639 and is included in the reduction of total expenses in the Statements of Operations. The program manager fee incurred for the six months ended October 31, 2017 was equivalent to an annual effective rate of 0.05% of the average daily net assets attributable to each 529 share class. Effective December 11, 2017, the MFS Lifetime Income Fund will enter into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.05% of average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees and waivers for the MFS Lifetime Income Fund for the six months ended October 31, 2017, were as follows:

	Fee	Waiver
Class 529A	$38,389	$19,194
Class 529B	2,359	1,180
Class 529C	16,530	8,265
Total Program Manager Fees and Waivers	$57,278	$28,639

Notes to Financial Statements (unaudited) – continued

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from each fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of each fund as determined periodically under the supervision of the funds’ Board of Trustees. For the six months ended October 31, 2017, each fund paid the following fee, which equated to the following annual percentage of each fund’s average daily net assets:

	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Expenses paid	$86,541	$14,814	$10,497	$21,886	$10,508
Percentage of average daily net assets	0.0273%	0.0072%	0.0085%	0.0078%	0.0094%

	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
Expenses paid	$20,345	$9,550	$12,236	$10,907	$300
Percentage of average daily net assets	0.0094%	0.0128%	0.0137%	0.0388%	0.0438%

MFSC also receives payment from each fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended October 31, 2017, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to the following:

MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
$442,344	$329,552	$194,448	$421,313	$178,665	$342,838	$133,437	$167,718	$74,530	$250

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, each fund reimburses MFS the costs incurred to provide these services. Each fund pays an annual fixed amount of $17,500. The administrative services fee incurred for the six months ended October 31, 2017 was equivalent to the following annual effective rates of each fund’s average daily net assets:

	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Percentage of average daily net assets	0.0028%	0.0043%	0.0071%	0.0031%	0.0079%

	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
Percentage of average daily net assets	0.0041%	0.0118%	0.0099%	0.0314%	1.2875%

Trustees’ and Officers’ Compensation – Each fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Each fund does not pay compensation directly to Trustees or officers of each fund who are also officers of the investment adviser, all of whom receive remuneration for their services to each fund from MFS. Certain officers and Trustees of each fund are officers or directors of MFS, MFD, and MFSC.

Other – These funds and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended October 31, 2017, the fee paid by each fund under this agreement amounted to the following and is included in “Miscellaneous” expense in the Statements of Operations:

MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
$565	$363	$204	$471	$183

MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
$359	$124	$149	$46	$3

Notes to Financial Statements (unaudited) – continued

MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

Each fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

On August 29, 2016, MFS purchased the following fund shares as an investment in the class:

Fund	Class	Shares	Amount
MFS Lifetime Income Fund	Class R6	4,042	$50,000
MFS Lifetime 2020 Fund	Class R6	3,676	50,000
MFS Lifetime 2025 Fund	Class R6	4,065	50,000
MFS Lifetime 2030 Fund	Class R6	3,408	50,000
MFS Lifetime 2035 Fund	Class R6	3,835	50,000
MFS Lifetime 2040 Fund	Class R6	3,353	50,000
MFS Lifetime 2045 Fund	Class R6	3,786	50,000
MFS Lifetime 2050 Fund	Class R6	3,143	50,000
MFS Lifetime 2055 Fund	Class R6	3,754	50,000

On June 29, 2016, MFS redeemed the following fund shares:

Fund	Class	Shares	Amount
MFS Lifetime 2025 Fund	Class B	4,391	$51,636
MFS Lifetime 2035 Fund	Class B	4,182	51,476
MFS Lifetime 2045 Fund	Class C	4,130	51,466
MFS Lifetime 2055 Fund	Class A	4,088	51,752
MFS Lifetime 2055 Fund	Class C	4,105	51,439
MFS Lifetime 2055 Fund	Class R2	4,091	51,669

On October 27, 2016, MFS redeemed the following fund shares:

Fund	Class	Shares	Amount
MFS Lifetime Income Fund	Class B	4,253	$52,138
MFS Lifetime Income Fund	Class C	4,252	52,131
MFS Lifetime Income Fund	Class I	4,299	52,406
MFS Lifetime Income Fund	Class R1	4,247	52,109

On December 6, 2016, MFS purchased the following fund shares as an initial investment in the fund:

Fund	Class	Shares	Amount
MFS Lifetime 2060 Fund	Class A	5,000	$50,000
MFS Lifetime 2060 Fund	Class B	5,000	50,000
MFS Lifetime 2060 Fund	Class C	5,000	50,000
MFS Lifetime 2060 Fund	Class I	5,000	50,000
MFS Lifetime 2060 Fund	Class R1	5,000	50,000
MFS Lifetime 2060 Fund	Class R2	5,000	50,000
MFS Lifetime 2060 Fund	Class R3	5,000	50,000
MFS Lifetime 2060 Fund	Class R4	5,000	50,000
MFS Lifetime 2060 Fund	Class R6	50,000	500,000

On August 15, 2017, MFS redeemed the following fund shares:

Fund	Class	Shares	Amount
MFS Lifetime Income Fund	Class R6	4,213	$52,321
MFS Lifetime 2020 Fund	Class R6	3,970	52,878
MFS Lifetime 2025 Fund	Class R6	4,229	54,006
MFS Lifetime 2030 Fund	Class R6	3,651	55,393
MFS Lifetime 2035 Fund	Class R1	678	9,446
MFS Lifetime 2035 Fund	Class R6	3,981	56,089
MFS Lifetime 2040 Fund	Class R6	3,585	56,496
MFS Lifetime 2045 Fund	Class B	699	9,958
MFS Lifetime 2045 Fund	Class R1	696	9,947
MFS Lifetime 2045 Fund	Class R6	3,921	56,546
MFS Lifetime 2050 Fund	Class B	3,525	60,244
MFS Lifetime 2050 Fund	Class R1	582	9,919
MFS Lifetime 2050 Fund	Class R6	3,265	56,547
MFS Lifetime 2055 Fund	Class B	823	11,938
MFS Lifetime 2055 Fund	Class I	744	10,855
MFS Lifetime 2055 Fund	Class R1	820	11,865
MFS Lifetime 2055 Fund	Class R6	3,854	56,544

Notes to Financial Statements (unaudited) – continued

At October 31, 2017, MFS held approximately 66% of the outstanding shares of Class I of the MFS Lifetime 2055 Fund. In addition, MFS held approximately 94%, 77%, 100%, 100%, 91%, and 84% of the outstanding shares of Class B, Class C, Class I, Class R1, Class R2, and Class R6, respectively, of the MFS Lifetime 2060 Fund.

(4)	Portfolio Securities

For the six months ended October 31, 2017, purchases and sales of shares of underlying funds aggregated to the following:

	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Purchases	$18,709,289	$31,258,302	$36,093,317	$42,075,526	$32,401,446
Sales	$38,962,348	$30,874,560	$13,958,844	$25,553,747	$6,178,091

	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
Purchases	$33,129,498	$22,609,708	$25,289,142	$15,140,716	$1,148,718
Sales	$19,424,551	$2,726,175	$8,221,246	$1,113,408	$429,790

(5)	Shares of Beneficial Interest

Each fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	MFS Lifetime Income Fund				MFS Lifetime 2020 Fund
	Six Months Ended 10/31/17		Year ended 4/30/17 (i)		Six Months Ended 10/31/17		Year ended 4/30/17 (i)
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	671,258	$8,318,437	1,655,422	$20,148,039	441,346	$5,809,776	805,388	$10,570,971
Class B	24,119	298,439	50,808	617,540	12,122	157,604	33,593	434,616
Class C	564,317	6,971,340	2,396,570	29,215,849	54,244	698,141	218,227	2,789,735
Class I	578,524	7,189,472	1,393,523	16,966,821	30,639	406,402	283,837	3,774,862
Class R1	18,531	229,309	95,782	1,168,956	24,234	318,853	140,979	1,817,366
Class R2	442,595	5,469,268	1,193,385	14,524,780	917,539	12,025,877	2,648,051	34,513,596
Class R3	753,602	9,347,882	1,665,955	20,344,864	1,281,526	16,933,440	2,363,497	31,097,183
Class R4	421,691	5,220,772	4,864,496	59,712,808	1,000,144	13,307,899	3,448,347	45,644,750
Class R6	416,300	5,164,056	626,711	7,574,853	754,288	10,089,306	1,664,030	21,282,082
Class 529A	2,222,086	22,736,170	7,543,532	76,318,280	—	—	—	—
Class 529B	141,974	1,450,935	550,890	5,584,151	—	—	—	—
Class 529C	1,145,180	11,706,534	3,289,883	33,294,211	—	—	—	—
	7,400,177	$84,102,614	25,326,957	$285,471,152	4,516,082	$59,747,298	11,605,949	$151,925,161

Shares issued in connection with acquisition of MFS Lifetime 2015 Fund
Class A			169,509	$2,095,136
Class B			18,134	224,131
Class C			69,161	854,836
Class I			25,631	316,800
Class R1			7,046	87,153
Class R2			214,145	2,646,828
Class R3			484,707	5,990,976
Class R4			197,395	2,439,814
			1,185,728	$14,655,674

Notes to Financial Statements (unaudited) – continued

	MFS Lifetime Income Fund – continued				MFS Lifetime 2020 Fund – continued
	Six Months Ended 10/31/17		Year ended 4/30/17 (i)		Six Months Ended 10/31/17		Year ended 4/30/17 (i)
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	55,579	$690,118	385,586	$4,623,838	—	$—	265,180	$3,298,838
Class B	2,911	36,167	43,449	519,564	—	—	29,479	364,944
Class C	28,714	356,742	391,568	4,678,509	—	—	78,109	953,708
Class I	15,013	186,555	66,970	803,994	—	—	8,063	100,870
Class R1	900	11,193	11,675	139,789	—	—	18,743	232,782
Class R2	11,673	145,032	86,845	1,040,586	—	—	388,711	4,804,464
Class R3	26,371	327,588	148,318	1,778,763	—	—	383,724	4,777,369
Class R4	67,809	842,374	420,662	5,048,857	—	—	1,096,409	13,705,109
Class R6	4,020	50,113	913	11,115	—	—	295	3,689
Class 529A	44,154	451,260	297,289	2,933,093	—	—	—	—
Class 529B	1,014	10,373	17,495	172,018	—	—	—	—
Class 529C	7,151	73,135	111,958	1,100,078	—	—	—	—
	265,309	$3,180,650	1,982,728	$22,850,204	—	$—	2,268,713	$28,241,773

Shares reacquired
Class A	(1,440,325)	$(17,831,857)	(2,709,394)	$(32,965,786)	(800,550)	$(10,625,094)	(717,037)	$(9,326,383)
Class B	(249,983)	(3,099,169)	(313,984)	(3,817,809)	(53,639)	(704,100)	(131,932)	(1,711,182)
Class C	(1,381,703)	(17,099,449)	(3,464,967)	(42,182,168)	(172,156)	(2,213,238)	(324,446)	(4,144,536)
Class I	(503,075)	(6,235,778)	(969,617)	(11,777,427)	(16,666)	(221,662)	(506,110)	(6,487,834)
Class R1	(54,378)	(677,292)	(190,645)	(2,338,290)	(29,071)	(381,024)	(190,533)	(2,503,647)
Class R2	(682,651)	(8,466,018)	(946,225)	(11,500,044)	(1,298,634)	(17,038,177)	(1,958,497)	(25,353,826)
Class R3	(426,617)	(5,283,072)	(1,021,520)	(12,407,837)	(695,349)	(9,196,041)	(1,863,809)	(24,575,275)
Class R4	(810,321)	(10,033,224)	(3,174,195)	(38,517,158)	(1,134,014)	(15,110,626)	(5,851,973)	(75,852,472)
Class R6	(107,181)	(1,330,063)	(73,732)	(891,855)	(246,691)	(3,285,905)	(43,886)	(566,134)
Class 529A	(1,928,795)	(19,745,966)	(5,774,662)	(58,320,956)	—	—	—	—
Class 529B	(187,643)	(1,920,276)	(444,075)	(4,482,719)	—	—	—	—
Class 529C	(1,080,994)	(11,045,348)	(2,805,555)	(28,381,279)	—	—	—	—
	(8,853,666)	$(102,767,512)	(21,888,571)	$(247,583,328)	(4,446,770)	$(58,775,867)	(11,588,223)	$(150,521,289)

Net change
Class A	(713,488)	$(8,823,302)	(498,877)	$(6,098,773)	(359,204)	$(4,815,318)	353,531	$4,543,426
Class B	(222,953)	(2,764,563)	(201,593)	(2,456,574)	(41,517)	(546,496)	(68,860)	(911,622)
Class C	(788,672)	(9,771,367)	(607,668)	(7,432,974)	(117,912)	(1,515,097)	(28,110)	(401,093)
Class I	90,462	1,140,249	516,507	6,310,188	13,973	184,740	(214,210)	(2,612,102)
Class R1	(34,947)	(436,790)	(76,142)	(942,392)	(4,837)	(62,171)	(30,811)	(453,499)
Class R2	(228,383)	(2,851,718)	548,150	6,712,150	(381,095)	(5,012,300)	1,078,265	13,964,234
Class R3	353,356	4,392,398	1,277,460	15,706,766	586,177	7,737,399	883,412	11,299,277
Class R4	(320,821)	(3,970,078)	2,308,358	28,684,321	(133,870)	(1,802,727)	(1,307,217)	(16,502,613)
Class R6	313,139	3,884,106	553,892	6,694,113	507,597	6,803,401	1,620,439	20,719,637
Class 529A	337,445	3,441,464	2,066,159	20,930,417	—	—	—	—
Class 529B	(44,655)	(458,968)	124,310	1,273,450	—	—	—	—
Class 529C	71,337	734,321	596,286	6,013,010	—	—	—	—
	(1,188,180)	$(15,484,248)	6,606,842	$75,393,702	69,312	$971,431	2,286,439	$29,645,645

Notes to Financial Statements (unaudited) – continued

	MFS Lifetime 2025 Fund				MFS Lifetime 2030 Fund
	Six Months Ended 10/31/17		Year ended 4/30/17 (i)		Six Months Ended 10/31/17		Year ended 4/30/17 (i)
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	205,937	$2,616,551	349,270	$4,213,729	300,129	$4,522,826	877,727	$12,595,907
Class B	11,743	148,314	34,123	411,201	20,883	310,458	61,118	859,039
Class C	23,965	299,681	82,547	983,986	75,308	1,114,201	205,629	2,877,421
Class I	2,473	32,241	95,625	1,137,968	15,634	239,681	223,277	3,152,000
Class R1	42,276	537,111	55,899	679,053	78,117	1,157,337	114,674	1,625,153
Class R2	943,712	11,936,860	1,946,642	23,517,353	1,541,919	22,998,216	3,015,758	42,743,365
Class R3	1,154,125	14,622,409	1,713,009	20,762,860	1,277,282	19,209,689	2,861,411	40,928,075
Class R4	1,009,791	12,891,387	2,515,083	30,494,763	1,119,921	16,991,436	4,146,723	59,567,293
Class R6	353,535	4,548,966	960,223	11,569,434	1,445,995	22,136,523	2,358,228	33,502,544
	3,747,557	$47,633,520	7,752,421	$93,770,347	5,875,188	$88,680,367	13,864,545	$197,850,797

Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	39,735	$467,287	—	$—	218,597	$2,996,960
Class B	—	—	3,350	39,197	—	—	34,667	470,090
Class C	—	—	7,151	83,385	—	—	58,172	784,155
Class I	—	—	401	4,722	—	—	6,629	91,418
Class R1	—	—	598	7,031	—	—	21,424	292,012
Class R2	—	—	51,133	598,767	—	—	438,759	5,967,124
Class R3	—	—	101,566	1,193,402	—	—	457,921	6,264,366
Class R4	—	—	396,788	4,678,131	—	—	1,055,767	14,537,910
Class R6	—	—	166	1,958	—	—	245	3,376
	—	$—	600,888	$7,073,880	—	$—	2,292,181	$31,407,411

Shares reacquired
Class A	(252,329)	$(3,208,540)	(285,176)	$(3,423,382)	(467,053)	$(7,049,995)	(351,989)	$(5,047,177)
Class B	(15,918)	(200,369)	(30,114)	(361,373)	(50,165)	(743,751)	(105,593)	(1,490,735)
Class C	(32,058)	(399,961)	(63,286)	(753,430)	(109,833)	(1,619,943)	(294,731)	(4,122,101)
Class I	(3,893)	(49,203)	(472,760)	(5,587,165)	(12,562)	(195,725)	(979,343)	(13,643,339)
Class R1	(10,882)	(138,918)	(28,821)	(351,848)	(92,140)	(1,371,785)	(205,043)	(2,927,597)
Class R2	(404,379)	(5,088,910)	(744,503)	(8,965,045)	(1,531,425)	(22,988,030)	(2,146,582)	(30,282,787)
Class R3	(350,536)	(4,499,367)	(554,625)	(6,692,556)	(648,269)	(9,781,972)	(2,342,387)	(33,353,705)
Class R4	(619,637)	(7,853,828)	(968,170)	(11,735,797)	(1,435,129)	(21,921,681)	(5,520,008)	(79,140,997)
Class R6	(299,190)	(3,797,194)	(87,123)	(1,069,627)	(380,128)	(5,699,824)	(65,323)	(933,135)
	(1,988,822)	$(25,236,290)	(3,234,578)	$(38,940,223)	(4,726,704)	$(71,372,706)	(12,010,999)	$(170,941,573)

Net change
Class A	(46,392)	$(591,989)	103,829	$1,257,634	(166,924)	$(2,527,169)	744,335	$10,545,690
Class B	(4,175)	(52,055)	7,359	89,025	(29,282)	(433,293)	(9,808)	(161,606)
Class C	(8,093)	(100,280)	26,412	313,941	(34,525)	(505,742)	(30,930)	(460,525)
Class I	(1,420)	(16,962)	(376,734)	(4,444,475)	3,072	43,956	(749,437)	(10,399,921)
Class R1	31,394	398,193	27,676	334,236	(14,023)	(214,448)	(68,945)	(1,010,432)
Class R2	539,333	6,847,950	1,253,272	15,151,075	10,494	10,186	1,307,935	18,427,702
Class R3	803,589	10,123,042	1,259,950	15,263,706	629,013	9,427,717	976,945	13,838,736
Class R4	390,154	5,037,559	1,943,701	23,437,097	(315,208)	(4,930,245)	(317,518)	(5,035,794)
Class R6	54,345	751,772	873,266	10,501,765	1,065,867	16,436,699	2,293,150	32,572,785
	1,758,735	$22,397,230	5,118,731	$61,904,004	1,148,484	$17,307,661	4,145,727	$58,316,635

Notes to Financial Statements (unaudited) – continued

	MFS Lifetime 2035 Fund				MFS Lifetime 2040 Fund
	Six Months Ended 10/31/17		Year ended 4/30/17 (i)		Six Months Ended 10/31/17		Year ended 4/30/17 (i)
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	229,040	$3,169,968	295,204	$3,815,900	269,139	$4,202,845	547,047	$7,985,526
Class B	9,943	140,693	23,376	303,354	18,856	292,689	37,749	544,784
Class C	30,143	415,581	52,950	675,809	48,975	746,055	159,201	2,269,207
Class I	5,856	82,750	78,643	1,012,403	18,757	293,910	207,039	2,996,672
Class R1	101,253	1,424,959	41,948	545,377	57,660	895,873	91,689	1,319,432
Class R2	640,753	8,917,433	1,314,616	17,029,054	1,075,035	16,660,093	2,484,624	35,847,627
Class R3	905,760	12,738,424	1,426,344	18,532,984	849,238	13,275,138	1,603,517	23,440,501
Class R4	860,287	12,130,586	2,297,900	29,780,183	1,157,924	18,273,290	3,319,033	48,646,110
Class R6	290,088	4,143,523	706,412	9,171,652	601,036	9,561,106	1,756,644	25,506,301
	3,073,123	$43,163,917	6,237,393	$80,866,716	4,096,620	$64,200,999	10,206,543	$148,556,160

Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	24,912	$314,632	—	$—	129,459	$1,811,127
Class B	—	—	2,791	35,081	—	—	18,255	253,930
Class C	—	—	3,708	46,460	—	—	36,690	504,125
Class I	—	—	152	1,922	—	—	2,779	39,157
Class R1	—	—	1,215	15,332	—	—	16,052	222,326
Class R2	—	—	31,279	393,808	—	—	300,525	4,174,287
Class R3	—	—	79,749	1,008,023	—	—	247,488	3,462,361
Class R4	—	—	300,498	3,804,307	—	—	893,053	12,574,185
Class R6	—	—	148	1,880	—	—	233	3,285
	—	$—	444,452	$5,621,445	—	$—	1,644,534	$23,044,783

Shares reacquired
Class A	(184,058)	$(2,579,128)	(138,270)	$(1,779,386)	(470,803)	$(7,457,288)	(350,283)	$(5,105,484)
Class B	(6,121)	(85,454)	(30,864)	(393,440)	(40,041)	(616,641)	(49,318)	(712,661)
Class C	(19,819)	(274,899)	(74,457)	(956,636)	(71,298)	(1,080,495)	(185,985)	(2,642,599)
Class I	(7,856)	(110,666)	(372,140)	(4,725,960)	(9,484)	(149,971)	(788,368)	(11,183,483)
Class R1	(40,538)	(575,452)	(3,335)	(43,785)	(93,830)	(1,421,751)	(209,494)	(3,025,517)
Class R2	(319,950)	(4,419,530)	(259,560)	(3,307,862)	(1,274,828)	(19,894,170)	(1,954,563)	(28,046,560)
Class R3	(253,113)	(3,583,042)	(518,743)	(6,708,744)	(451,844)	(7,105,242)	(1,164,398)	(16,955,645)
Class R4	(305,848)	(4,303,057)	(809,673)	(10,523,716)	(687,765)	(10,848,922)	(4,367,978)	(64,194,055)
Class R6	(54,687)	(773,863)	(3,135)	(41,258)	(87,403)	(1,375,265)	(50,472)	(738,889)
	(1,191,990)	$(16,705,091)	(2,210,177)	$(28,480,787)	(3,187,296)	$(49,949,745)	(9,120,859)	$(132,604,893)

Net change
Class A	44,982	$590,840	181,846	$2,351,146	(201,664)	$(3,254,443)	326,223	$4,691,169
Class B	3,822	55,239	(4,697)	(55,005)	(21,185)	(323,952)	6,686	86,053
Class C	10,324	140,682	(17,799)	(234,367)	(22,323)	(334,440)	9,906	130,733
Class I	(2,000)	(27,916)	(293,345)	(3,711,635)	9,273	143,939	(578,550)	(8,147,654)
Class R1	60,715	849,507	39,828	516,924	(36,170)	(525,878)	(101,753)	(1,483,759)
Class R2	320,803	4,497,903	1,086,335	14,115,000	(199,793)	(3,234,077)	830,586	11,975,354
Class R3	652,647	9,155,382	987,350	12,832,263	397,394	6,169,896	686,607	9,947,217
Class R4	554,439	7,827,529	1,788,725	23,060,774	470,159	7,424,368	(155,892)	(2,973,760)
Class R6	235,401	3,369,660	703,425	9,132,274	513,633	8,185,841	1,706,405	24,770,697
	1,881,133	$26,458,826	4,471,668	$58,007,374	909,324	$14,251,254	2,730,218	$38,996,050

Notes to Financial Statements (unaudited) – continued

	MFS Lifetime 2045 Fund				MFS Lifetime 2050 Fund
	Six Months Ended 10/31/17		Year ended 4/30/17 (i)		Six Months Ended 10/31/17		Year ended 4/30/17 (i)
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	78,719	$1,139,483	165,665	$2,175,182	98,956	$1,721,445	272,212	$4,336,780
Class B	7,153	102,414	19,767	259,084	5,556	95,328	12,720	201,467
Class C	29,743	422,636	56,949	735,786	15,580	265,091	58,365	912,114
Class I	1,875	27,503	40,817	528,770	8,813	152,211	73,384	1,157,800
Class R1	16,909	242,000	23,393	310,777	17,379	295,787	26,390	415,344
Class R2	393,101	5,597,692	640,168	8,402,664	685,445	11,738,600	1,328,596	20,845,313
Class R3	514,774	7,403,321	877,036	11,569,501	531,686	9,201,920	858,273	13,564,896
Class R4	793,794	11,463,928	1,867,142	24,532,024	796,575	13,811,760	1,932,619	30,520,981
Class R6	273,324	3,982,079	320,305	4,230,482	335,072	5,868,726	532,977	8,560,338
	2,109,392	$30,381,056	4,011,242	$52,744,270	2,495,062	$43,150,868	5,095,536	$80,515,033

Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	14,102	$181,205	—	$—	22,138	$343,142
Class B	—	—	1,359	17,397	—	—	1,683	25,852
Class C	—	—	2,297	29,314	—	—	3,898	59,530
Class I	—	—	297	3,825	—	—	838	12,968
Class R1	—	—	493	6,337	—	—	786	12,030
Class R2	—	—	18,225	232,918	—	—	59,181	907,243
Class R3	—	—	48,525	623,545	—	—	49,876	768,594
Class R4	—	—	197,755	2,545,108	—	—	197,027	3,046,017
Class R6	—	—	138	1,781	—	—	124	1,919
	—	$—	283,191	$3,641,430	—	$—	335,551	$5,177,295

Shares reacquired
Class A	(93,146)	$(1,338,367)	(100,450)	$(1,326,780)	(167,114)	$(2,922,561)	(113,436)	$(1,805,139)
Class B	(3,563)	(51,252)	(14,262)	(186,848)	(6,584)	(113,502)	(7,584)	(118,035)
Class C	(10,430)	(147,848)	(28,095)	(365,942)	(16,405)	(281,099)	(26,270)	(409,106)
Class I	(1,085)	(16,449)	(168,116)	(2,165,783)	(2,766)	(47,220)	(151,972)	(2,357,889)
Class R1	(7,333)	(104,887)	(2,377)	(31,242)	(13,816)	(234,151)	(11,285)	(174,964)
Class R2	(116,721)	(1,665,794)	(163,858)	(2,143,581)	(511,639)	(8,807,242)	(602,025)	(9,413,563)
Class R3	(173,104)	(2,494,731)	(238,460)	(3,138,694)	(207,761)	(3,593,102)	(319,747)	(5,058,789)
Class R4	(261,601)	(3,777,911)	(645,032)	(8,533,291)	(522,138)	(9,088,288)	(2,027,038)	(32,453,971)
Class R6	(51,045)	(733,755)	(5,763)	(76,534)	(43,483)	(756,122)	(4,523)	(73,727)
	(718,028)	$(10,330,994)	(1,366,413)	$(17,968,695)	(1,491,706)	$(25,843,287)	(3,263,880)	$(51,865,183)

Net change
Class A	(14,427)	$(198,884)	79,317	$1,029,607	(68,158)	$(1,201,116)	180,914	$2,874,783
Class B	3,590	51,162	6,864	89,633	(1,028)	(18,174)	6,819	109,284
Class C	19,313	274,788	31,151	399,158	(825)	(16,008)	35,993	562,538
Class I	790	11,054	(127,002)	(1,633,188)	6,047	104,991	(77,750)	(1,187,121)
Class R1	9,576	137,113	21,509	285,872	3,563	61,636	15,891	252,410
Class R2	276,380	3,931,898	494,535	6,492,001	173,806	2,931,358	785,752	12,338,993
Class R3	341,670	4,908,590	687,101	9,054,352	323,925	5,608,818	588,402	9,274,701
Class R4	532,193	7,686,017	1,419,865	18,543,841	274,437	4,723,472	102,608	1,113,027
Class R6	222,279	3,248,324	314,680	4,155,729	291,589	5,112,604	528,578	8,488,530
	1,391,364	$20,050,062	2,928,020	$38,417,005	1,003,356	$17,307,581	2,167,207	$33,827,145

Notes to Financial Statements (unaudited) – continued

	MFS Lifetime 2055 Fund				MFS Lifetime 2060 Fund
	Six Months Ended 10/31/17		Year ended 4/30/17 (i)		Six Months Ended 10/31/17		Period ended 4/30/17 (c)
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	54,901	$802,000	127,560	$1,695,780	6,407	$71,586	5,491	$55,132
Class B	3,926	57,142	7,413	98,985	270	3,062	5,070	50,736
Class C	17,971	262,303	35,114	462,164	1,039	11,698	5,518	55,443
Class I	296	4,375	49,381	650,088	—	—	5,000	50,000
Class R1	15,281	222,710	36,755	491,555	—	—	5,000	50,000
Class R2	324,757	4,714,151	389,004	5,178,908	529	5,964	5,000	50,000
Class R3	322,561	4,705,391	504,397	6,718,355	42,801	484,343	8,141	83,289
Class R4	554,852	8,144,446	993,356	13,226,241	8,291	94,259	5,056	50,589
Class R6	95,219	1,407,082	127,027	1,688,677	9,622	110,063	50,059	500,626
	1,389,764	$20,319,600	2,270,007	$30,210,753	68,959	$780,975	94,335	$945,815

Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	5,023	$65,554	—	$—	53	$533
Class B	—	—	466	6,080	—	—	51	506
Class C	—	—	1,380	17,871	—	—	51	506
Class I	—	—	145	1,902	—	—	54	542
Class R1	—	—	662	8,624	—	—	51	506
Class R2	—	—	7,216	93,878	—	—	52	524
Class R3	—	—	13,810	180,218	—	—	53	533
Class R4	—	—	33,653	440,515	—	—	54	542
Class R6	—	—	103	1,344	—	—	543	5,426
	—	$—	62,458	$815,986	—	$—	962	$9,618

Shares reacquired
Class A	(48,120)	$(705,878)	(41,231)	$(546,875)	(36)	$(404)	(24)	$(250)
Class B	(1,299)	(18,906)	(203)	(2,668)	—	—	(3)	(33)
Class C	(7,561)	(108,501)	(31,899)	(426,411)	(13)	(150)	(8)	(83)
Class I	(746)	(10,886)	(91,909)	(1,206,288)	—	—	—	—
Class R1	(4,425)	(65,053)	(19,432)	(265,247)	—	—	—	—
Class R2	(53,412)	(779,677)	(66,152)	(882,660)	—	—	—	—
Class R3	(103,085)	(1,511,892)	(94,109)	(1,251,682)	(510)	(5,778)	—	—
Class R4	(183,776)	(2,696,757)	(322,216)	(4,269,956)	(328)	(3,835)	—	—
Class R6	(19,565)	(287,654)	(4,411)	(60,296)	(94)	(1,087)	—	—
	(421,989)	$(6,185,204)	(671,562)	$(8,912,083)	(981)	$(11,254)	(35)	$(366)

Net change
Class A	6,781	$96,122	91,352	$1,214,459	6,371	$71,182	5,520	$55,415
Class B	2,627	38,236	7,676	102,397	270	3,062	5,118	51,209
Class C	10,410	153,802	4,595	53,624	1,026	11,548	5,561	55,866
Class I	(450)	(6,511)	(42,383)	(554,298)	—	—	5,054	50,542
Class R1	10,856	157,657	17,985	234,932	—	—	5,051	50,506
Class R2	271,345	3,934,474	330,068	4,390,126	529	5,964	5,052	50,524
Class R3	219,476	3,193,499	424,098	5,646,891	42,291	478,565	8,194	83,822
Class R4	371,076	5,447,689	704,793	9,396,800	7,963	90,424	5,110	51,131
Class R6	75,654	1,119,428	122,719	1,629,725	9,528	108,976	50,602	506,052
	967,775	$14,134,396	1,660,903	$22,114,656	67,978	$769,721	95,262	$955,067

(c)	For the period from the commencement of the fund’s investment operations, December 6, 2016, through the stated period end.
(i)	For Class R6, the period is from the class inception, August 29, 2016, through the stated period end.

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

Notes to Financial Statements (unaudited) – continued

(6)	Line of Credit

Each fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, each fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended October 31, 2017, each fund’s commitment fee and interest expense were as follows and are included in “Miscellaneous” expense in the Statements of Operations:

	MFS Lifetime	MFS Lifetime	MFS Lifetime	MFS Lifetime	MFS Lifetime
	Income Fund	2020 Fund	2025 Fund	2030 Fund	2035 Fund
Commitment Fee	$2,280	$1,478	$819	$1,907	$713
Interest Expense	—	—	—	—	—

	MFS Lifetime	MFS Lifetime	MFS Lifetime	MFS Lifetime	MFS Lifetime
	2040 Fund	2045 Fund	2050 Fund	2055 Fund	2060 Fund
Commitment Fee	$1,460	$482	$578	$169	$3
Interest Expense	—	—	—	—	—

(7)	Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, each fund assumes the following to be affiliated issuers:

	MFS Lifetime Income Fund
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	1,315,017	49,122	(57,532)	1,306,607
MFS Blended Research Core Equity Fund	493,429	10,414	(47,688)	456,155
MFS Blended Research Growth Equity Fund	1,071,292	26,837	(139,270)	958,859
MFS Blended Research International Equity Fund	1,453,500	26,563	(209,120)	1,270,943
MFS Blended Research Mid Cap Equity Fund	1,726,456	47,811	(179,599)	1,594,668
MFS Blended Research Small Cap Equity Fund	516,417	31,936	(71,987)	476,366
MFS Blended Research Value Equity Fund	1,049,010	30,222	(111,125)	968,107
MFS Commodity Strategy Fund	1,068,905	129,809	(151,008)	1,047,706
MFS Emerging Markets Debt Fund	840,575	37,223	(44,680)	833,118
MFS Emerging Markets Debt Local Currency Fund	896,505	70,161	(80,120)	886,546
MFS Global Bond Fund	3,609,872	153,924	(217,542)	3,546,254
MFS Global Real Estate Fund	406,034	26,753	(34,581)	398,206
MFS Government Securities Fund	6,346,796	255,914	(180,598)	6,422,112
MFS Growth Fund	150,004	3,811	(22,639)	131,176
MFS High Income Fund	5,452,644	310,259	(328,652)	5,434,251
MFS Inflation-Adjusted Bond Fund	5,988,902	300,262	(212,849)	6,076,315
MFS Institutional Money Market Portfolio	1,786,194	24,148,853	(24,800,232)	1,134,815
MFS International Growth Fund	107,844	2,046	(16,386)	93,504
MFS International Value Fund	81,337	2,150	(10,761)	72,726
MFS Limited Maturity Fund	20,914,007	812,903	(690,977)	21,035,933
MFS Mid Cap Growth Fund	592,886	11,647	(84,694)	519,839
MFS Mid Cap Value Fund	416,803	18,697	(39,564)	395,936
MFS New Discovery Fund	110,012	3,999	(15,396)	98,615
MFS New Discovery Value Fund	208,993	18,625	(27,745)	199,873
MFS Research Fund	310,425	5,270	(33,710)	281,985
MFS Research International Fund	564,476	13,177	(76,283)	501,370
MFS Total Return Bond Fund	11,715,893	395,103	(403,122)	11,707,874
MFS Value Fund	332,625	11,437	(37,145)	306,917

Notes to Financial Statements (unaudited) – continued

	MFS Lifetime Income Fund – continued
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(8,638)	$166,386	$—	$77,797	$12,569,556
MFS Blended Research Core Equity Fund	115,888	896,820	—	—	12,571,634
MFS Blended Research Growth Equity Fund	209,559	1,153,324	—	—	12,589,817
MFS Blended Research International Equity Fund	305,496	1,682,148	—	—	15,721,564
MFS Blended Research Mid Cap Equity Fund	196,248	1,380,378	—	—	18,848,974
MFS Blended Research Small Cap Equity Fund	80,190	385,833	—	—	6,245,166
MFS Blended Research Value Equity Fund	127,017	906,942	—	—	12,507,944
MFS Commodity Strategy Fund	(404,268)	653,515	—	—	6,286,236
MFS Emerging Markets Debt Fund	2,508	124,051	—	294,548	12,580,078
MFS Emerging Markets Debt Local Currency Fund	(74,048)	79,704	—	142,863	6,205,819
MFS Global Bond Fund	(267,764)	994,526	—	268,804	31,419,814
MFS Global Real Estate Fund	(4,383)	209,914	—	—	6,231,921
MFS Government Securities Fund	(90,955)	(227,589)	—	855,895	62,872,479
MFS Growth Fund	865,015	731,821	—	—	12,596,828
MFS High Income Fund	(25,061)	80,632	—	479,061	18,856,852
MFS Inflation-Adjusted Bond Fund	(84,344)	(445,778)	—	554,234	62,889,863
MFS Institutional Money Market Portfolio	91	2	—	5,910	1,134,815
MFS International Growth Fund	119,346	298,640	—	—	3,147,359
MFS International Value Fund	144,002	199,819	—	—	3,146,842
MFS Limited Maturity Fund	(88,872)	87,323	—	1,150,713	125,584,521
MFS Mid Cap Growth Fund	580,591	638,255	—	—	9,445,481
MFS Mid Cap Value Fund	201,605	344,570	—	—	9,423,268
MFS New Discovery Fund	113,092	228,102	—	—	3,148,781
MFS New Discovery Value Fund	55,380	116,389	40,112	31,956	3,145,996
MFS Research Fund	(85,393)	907,548	—	—	12,576,512
MFS Research International Fund	482,759	726,160	—	—	9,440,796
MFS Total Return Bond Fund	226,180	818,593	—	1,684,002	125,742,561
MFS Value Fund	350,694	529,413	—	100,852	12,420,939
	$3,041,935	$13,667,441	$40,112	$5,646,635	$629,352,416

Notes to Financial Statements (unaudited) – continued

	MFS Lifetime 2020 Fund
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	836,418	60,152	(33,854)	862,716
MFS Blended Research Core Equity Fund	418,407	21,705	(51,156)	388,956
MFS Blended Research Growth Equity Fund	904,064	55,394	(142,562)	816,896
MFS Blended Research International Equity Fund	1,283,712	73,495	(225,016)	1,132,191
MFS Blended Research Mid Cap Equity Fund	1,340,986	99,897	(182,663)	1,258,220
MFS Blended Research Small Cap Equity Fund	324,508	45,741	(53,630)	316,619
MFS Blended Research Value Equity Fund	892,942	58,808	(123,196)	828,554
MFS Commodity Strategy Fund	687,741	106,659	(102,762)	691,638
MFS Emerging Markets Debt Fund	715,860	52,844	(58,693)	710,011
MFS Emerging Markets Debt Local Currency Fund	961,180	99,467	(122,227)	938,420
MFS Global Bond Fund	2,293,626	188,482	(140,338)	2,341,770
MFS Global Real Estate Fund	261,315	27,333	(23,771)	264,877
MFS Government Securities Fund	4,042,374	307,491	(110,832)	4,239,033
MFS Growth Fund	126,238	8,418	(22,944)	111,712
MFS High Income Fund	5,027,838	385,677	(430,738)	4,982,777
MFS Inflation-Adjusted Bond Fund	3,809,098	331,440	(130,608)	4,009,930
MFS Institutional Money Market Portfolio	201	5,476,319	(5,476,518)	2
MFS International Growth Fund	113,332	5,572	(21,278)	97,626
MFS International Value Fund	86,054	4,855	(14,960)	75,949
MFS Limited Maturity Fund	8,754,641	1,205,180	(116,384)	9,843,437
MFS Mid Cap Growth Fund	457,077	27,507	(75,212)	409,372
MFS Mid Cap Value Fund	324,568	28,043	(40,200)	312,411
MFS New Discovery Fund	69,132	7,221	(11,326)	65,027
MFS New Discovery Value Fund	132,309	20,512	(20,917)	131,904
MFS Research Fund	262,821	13,626	(36,051)	240,396
MFS Research International Fund	433,560	26,620	(65,214)	394,966
MFS Total Return Bond Fund	6,178,364	554,796	(131,390)	6,601,770
MFS Value Fund	281,797	20,678	(38,640)	263,835

Notes to Financial Statements (unaudited) – continued

	MFS Lifetime 2020 Fund – continued
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(4,275)	$103,570	$—	$50,755	$8,299,322
MFS Blended Research Core Equity Fund	95,833	771,384	—	—	10,719,627
MFS Blended Research Growth Equity Fund	175,750	993,383	—	—	10,725,841
MFS Blended Research International Equity Fund	273,356	1,512,245	—	—	14,005,203
MFS Blended Research Mid Cap Equity Fund	122,668	1,118,200	—	—	14,872,162
MFS Blended Research Small Cap Equity Fund	27,246	277,995	—	—	4,150,875
MFS Blended Research Value Equity Fund	112,902	772,840	—	—	10,704,918
MFS Commodity Strategy Fund	(318,362)	483,718	—	—	4,149,829
MFS Emerging Markets Debt Fund	3,485	106,155	—	252,004	10,721,160
MFS Emerging Markets Debt Local Currency Fund	(114,066)	125,503	—	151,688	6,568,942
MFS Global Bond Fund	(176,477)	638,620	—	174,515	20,748,081
MFS Global Real Estate Fund	5,043	127,560	—	—	4,145,325
MFS Government Securities Fund	(49,812)	(162,536)	—	555,881	41,500,135
MFS Growth Fund	713,303	654,330	—	—	10,727,706
MFS High Income Fund	(40,103)	91,407	—	442,710	17,290,235
MFS Inflation-Adjusted Bond Fund	(83,398)	(255,289)	—	360,623	41,502,773
MFS Institutional Money Market Portfolio	(88)	—	—	266	2
MFS International Growth Fund	263,555	180,781	—	—	3,286,092
MFS International Value Fund	242,130	123,481	—	—	3,286,312
MFS Limited Maturity Fund	(15,292)	3,079	—	511,741	58,765,322
MFS Mid Cap Growth Fund	461,797	496,994	—	—	7,438,293
MFS Mid Cap Value Fund	119,447	310,217	—	—	7,435,386
MFS New Discovery Fund	71,804	151,941	—	—	2,076,320
MFS New Discovery Value Fund	6,471	106,595	26,191	20,866	2,076,172
MFS Research Fund	457,342	577,427	—	—	10,721,646
MFS Research International Fund	155,783	664,455	—	—	7,437,215
MFS Total Return Bond Fund	(28,685)	460,197	—	920,019	70,903,010
MFS Value Fund	309,717	442,495	—	86,138	10,677,412
	$2,787,074	$10,876,747	$26,191	$3,527,206	$414,935,316

Notes to Financial Statements (unaudited) – continued

	MFS Lifetime 2025 Fund
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	311,000	86,026	(9,299)	387,727
MFS Blended Research Core Equity Fund	329,963	29,291	(17,048)	342,206
MFS Blended Research Growth Equity Fund	717,637	60,331	(59,517)	718,451
MFS Blended Research International Equity Fund	1,139,413	69,946	(110,039)	1,099,320
MFS Blended Research Mid Cap Equity Fund	1,268,205	97,143	(85,034)	1,280,314
MFS Blended Research Small Cap Equity Fund	252,821	29,754	(23,260)	259,315
MFS Blended Research Value Equity Fund	699,544	75,150	(44,797)	729,897
MFS Commodity Strategy Fund	917,032	136,368	(103,066)	950,334
MFS Emerging Markets Debt Fund	456,149	84,288	(17,451)	522,986
MFS Emerging Markets Debt Local Currency Fund	649,465	129,593	(27,074)	751,984
MFS Global Bond Fund	1,306,740	241,813	(63,098)	1,485,455
MFS Global Real Estate Fund	248,590	30,901	(13,269)	266,222
MFS Government Securities Fund	2,293,692	480,423	(85,411)	2,688,704
MFS Growth Fund	100,712	9,140	(11,604)	98,248
MFS High Income Fund	3,286,380	652,253	(145,717)	3,792,916
MFS Inflation-Adjusted Bond Fund	1,714,627	438,902	(55,037)	2,098,492
MFS Institutional Money Market Portfolio	722,737	15,915,986	(15,889,175)	749,548
MFS International Growth Fund	105,754	6,754	(11,498)	101,010
MFS International New Discovery Fund	50,516	1,146	(8,185)	43,477
MFS International Value Fund	79,623	6,492	(7,535)	78,580
MFS Limited Maturity Fund	1,170,362	676,762	(12,024)	1,835,100
MFS Mid Cap Growth Fund	438,215	26,549	(48,236)	416,528
MFS Mid Cap Value Fund	305,541	29,555	(17,190)	317,906
MFS New Discovery Fund	54,012	4,154	(4,918)	53,248
MFS New Discovery Value Fund	101,888	15,040	(8,916)	108,012
MFS Research Fund	207,926	16,933	(13,372)	211,487
MFS Research International Fund	369,124	26,657	(34,668)	361,113
MFS Total Return Bond Fund	2,152,136	583,473	(59,450)	2,676,159
MFS Value Fund	222,307	23,285	(13,099)	232,493

Notes to Financial Statements (unaudited) – continued

	MFS Lifetime 2025 Fund – continued
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(1,023)	$37,870	$—	$21,179	$3,729,933
MFS Blended Research Core Equity Fund	3,894	716,951	—	—	9,431,201
MFS Blended Research Growth Equity Fund	12,950	954,076	—	—	9,433,266
MFS Blended Research International Equity Fund	43,028	1,577,584	—	—	13,598,582
MFS Blended Research Mid Cap Equity Fund	17,446	1,191,649	—	—	15,133,315
MFS Blended Research Small Cap Equity Fund	7,327	237,116	—	—	3,399,616
MFS Blended Research Value Equity Fund	9,188	732,293	—	—	9,430,271
MFS Commodity Strategy Fund	(252,562)	472,871	—	—	5,702,004
MFS Emerging Markets Debt Fund	(16,410)	86,383	—	171,470	7,897,084
MFS Emerging Markets Debt Local Currency Fund	(26,570)	11,563	—	111,060	5,263,888
MFS Global Bond Fund	(44,527)	304,849	—	104,241	13,161,133
MFS Global Real Estate Fund	(4,429)	130,492	—	—	4,166,379
MFS Government Securities Fund	(33,803)	(104,515)	—	331,896	26,322,416
MFS Growth Fund	37,164	1,096,748	—	—	9,434,788
MFS High Income Fund	(19,707)	55,260	—	309,833	13,161,417
MFS Inflation-Adjusted Bond Fund	(19,638)	(143,119)	—	175,081	21,719,396
MFS Institutional Money Market Portfolio	169	(20)	—	3,982	749,548
MFS International Growth Fund	18,537	407,850	—	—	3,400,012
MFS International New Discovery Fund	37,080	138,310	—	—	1,535,164
MFS International Value Fund	12,148	338,847	—	—	3,400,164
MFS Limited Maturity Fund	(210)	(6,746)	—	82,580	10,955,548
MFS Mid Cap Growth Fund	36,378	899,265	—	—	7,568,317
MFS Mid Cap Value Fund	4,504	416,724	—	—	7,566,156
MFS New Discovery Fund	5,113	172,166	—	—	1,700,191
MFS New Discovery Value Fund	3,042	89,534	20,384	16,239	1,700,105
MFS Research Fund	8,118	851,064	—	—	9,432,319
MFS Research International Fund	23,412	684,672	—	—	6,799,762
MFS Total Return Bond Fund	(13,510)	161,722	—	344,875	28,741,947
MFS Value Fund	5,290	613,733	—	71,995	9,408,991
	$(147,601)	$12,125,192	$20,384	$1,744,431	$263,942,913

Notes to Financial Statements (unaudited) – continued

	MFS Lifetime 2030 Fund
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	553,645	58,666	(5,787)	606,524
MFS Blended Research Core Equity Fund	826,714	42,650	(21,332)	848,032
MFS Blended Research Emerging Markets Equity Fund	141,513	2,539	(29,237)	114,815
MFS Blended Research Growth Equity Fund	2,247,749	62,246	(129,825)	2,180,170
MFS Blended Research International Equity Fund	3,725,511	82,961	(276,536)	3,531,936
MFS Blended Research Mid Cap Equity Fund	4,041,959	179,930	(182,412)	4,039,477
MFS Blended Research Small Cap Equity Fund	794,432	61,369	(58,621)	797,180
MFS Blended Research Value Equity Fund	2,217,436	106,008	(122,949)	2,200,495
MFS Commodity Strategy Fund	3,350,639	397,960	(241,777)	3,506,822
MFS Emerging Markets Debt Fund	1,056,357	122,968	(20,860)	1,158,465
MFS Emerging Markets Debt Local Currency Fund	1,504,473	185,680	(54,546)	1,635,607
MFS Emerging Markets Equity Fund	58,221	743	(11,086)	47,878
MFS Global Bond Fund	1,790,259	341,533	(14,929)	2,116,863
MFS Global Real Estate Fund	929,335	65,151	(38,819)	955,667
MFS Government Securities Fund	1,688,035	744,604	(72)	2,432,567
MFS Growth Fund	314,560	8,500	(23,647)	299,413
MFS High Income Fund	7,607,131	945,278	(150,135)	8,402,274
MFS Inflation-Adjusted Bond Fund	2,837,811	454,938	(15,793)	3,276,956
MFS Institutional Money Market Portfolio	918,319	17,739,673	(17,973,894)	684,098
MFS International Growth Fund	391,925	7,803	(36,124)	363,604
MFS International New Discovery Fund	282,595	5,399	(24,095)	263,899
MFS International Value Fund	296,088	8,234	(21,280)	283,042
MFS Mid Cap Growth Fund	1,379,059	33,949	(91,229)	1,321,779
MFS Mid Cap Value Fund	977,854	64,297	(40,764)	1,001,387
MFS New Discovery Fund	169,225	7,250	(11,602)	164,873
MFS New Discovery Value Fund	323,801	34,285	(24,785)	333,301
MFS Research Fund	519,140	22,125	(15,581)	525,684
MFS Research International Fund	1,044,569	35,963	(56,240)	1,024,292
MFS Total Return Bond Fund	2,257,552	486,587	(5,787)	2,738,352
MFS Value Fund	699,801	36,321	(35,622)	700,500

Notes to Financial Statements (unaudited) – continued

	MFS Lifetime 2030 Fund – continued
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(446)	$66,605	$—	$34,727	$5,834,757
MFS Blended Research Core Equity Fund	7,567	1,788,493	—	—	23,371,755
MFS Blended Research Emerging Markets Equity Fund	67,938	222,397	—	—	1,718,776
MFS Blended Research Growth Equity Fund	136,721	2,848,385	—	—	28,625,639
MFS Blended Research International Equity Fund	338,883	4,975,060	—	—	43,690,048
MFS Blended Research Mid Cap Equity Fund	46,221	3,789,864	—	—	47,746,618
MFS Blended Research Small Cap Equity Fund	28,461	725,750	—	—	10,451,029
MFS Blended Research Value Equity Fund	45,367	2,224,274	—	—	28,430,393
MFS Commodity Strategy Fund	(704,212)	1,522,375	—	—	21,040,929
MFS Emerging Markets Debt Fund	(3,359)	168,489	—	389,630	17,492,821
MFS Emerging Markets Debt Local Currency Fund	(49,015)	34,891	—	252,309	11,449,252
MFS Emerging Markets Equity Fund	82,443	172,537	—	—	1,715,461
MFS Global Bond Fund	(8,155)	369,158	—	146,329	18,755,410
MFS Global Real Estate Fund	9,829	457,220	—	—	14,956,197
MFS Government Securities Fund	(27)	(128,186)	—	273,895	23,814,834
MFS Growth Fund	612,350	2,890,136	—	—	28,752,602
MFS High Income Fund	(19,687)	101,085	—	703,163	29,155,890
MFS Inflation-Adjusted Bond Fund	(5,048)	(257,107)	—	280,864	33,916,493
MFS Institutional Money Market Portfolio	(50)	30	—	4,306	684,097
MFS International Growth Fund	205,435	1,366,610	—	—	12,238,921
MFS International New Discovery Fund	107,565	916,016	—	—	9,318,280
MFS International Value Fund	184,566	1,108,884	—	—	12,247,247
MFS Mid Cap Growth Fund	209,206	2,763,607	—	—	24,016,725
MFS Mid Cap Value Fund	10,450	1,317,893	—	—	23,833,023
MFS New Discovery Fund	45,618	507,069	—	—	5,264,396
MFS New Discovery Value Fund	7,901	271,916	64,672	51,522	5,246,168
MFS Research Fund	11,838	2,132,845	—	—	23,445,495
MFS Research International Fund	67,699	1,956,468	—	—	19,287,414
MFS Total Return Bond Fund	(1,306)	157,131	—	357,353	29,409,897
MFS Value Fund	26,203	1,884,357	—	221,374	28,349,226
	$1,460,956	$36,354,252	$64,672	$2,715,472	$584,259,793

Notes to Financial Statements (unaudited) – continued

	MFS Lifetime 2035 Fund
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	138,050	42,773	(1,205)	179,618
MFS Blended Research Core Equity Fund	312,895	44,428	(2,930)	354,393
MFS Blended Research Emerging Markets Equity Fund	105,206	9,264	(9,047)	105,422
MFS Blended Research Growth Equity Fund	959,128	117,883	(25,010)	1,052,001
MFS Blended Research International Equity Fund	1,720,509	176,520	(74,579)	1,822,450
MFS Blended Research Mid Cap Equity Fund	1,705,133	238,891	(24,672)	1,919,352
MFS Blended Research Small Cap Equity Fund	354,264	58,717	(14,145)	398,836
MFS Blended Research Value Equity Fund	946,006	136,740	(21,345)	1,061,401
MFS Commodity Strategy Fund	1,499,215	344,193	(93,282)	1,750,126
MFS Emerging Markets Debt Fund	263,933	83,139	(3,405)	343,667
MFS Emerging Markets Debt Local Currency Fund	376,218	122,679	(8,045)	490,852
MFS Emerging Markets Equity Fund	43,163	4,160	(3,248)	44,075
MFS Global Bond Fund	302,841	92,586	(5,533)	389,894
MFS Global Real Estate Fund	482,416	86,100	(11,293)	557,223
MFS Growth Fund	133,990	14,710	(4,634)	144,066
MFS High Income Fund	1,898,966	607,246	(16,707)	2,489,505
MFS Inflation-Adjusted Bond Fund	792,242	229,925	(14,236)	1,007,931
MFS Institutional Money Market Portfolio	465,304	11,327,451	(11,400,449)	392,306
MFS International Growth Fund	194,265	21,481	(12,866)	202,880
MFS International New Discovery Fund	170,501	16,962	(8,294)	179,169
MFS International Value Fund	146,026	19,018	(7,203)	157,841
MFS Mid Cap Growth Fund	583,960	59,190	(17,438)	625,712
MFS Mid Cap Value Fund	412,647	71,323	(8,036)	475,934
MFS New Discovery Fund	75,453	9,123	(2,332)	82,244
MFS New Discovery Value Fund	143,964	29,887	(7,204)	166,648
MFS Research Fund	196,637	24,685	(2,098)	219,224
MFS Research International Fund	437,482	54,407	(18,529)	473,360
MFS Total Return Bond Fund	529,183	128,728	(8,920)	648,991
MFS Value Fund	298,766	46,152	(6,892)	338,026

Notes to Financial Statements (unaudited) – continued

	MFS Lifetime 2035 Fund – continued
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(8)	$16,550	$—	$9,638	$1,727,928
MFS Blended Research Core Equity Fund	210	718,534	—	—	9,767,058
MFS Blended Research Emerging Markets Equity Fund	6,818	229,294	—	—	1,578,177
MFS Blended Research Growth Equity Fund	2,157	1,360,501	—	—	13,812,776
MFS Blended Research International Equity Fund	14,126	2,561,385	—	—	22,543,704
MFS Blended Research Mid Cap Equity Fund	953	1,718,489	—	—	22,686,745
MFS Blended Research Small Cap Equity Fund	1,406	361,505	—	—	5,228,743
MFS Blended Research Value Equity Fund	2,354	1,041,376	—	—	13,713,295
MFS Commodity Strategy Fund	(229,351)	640,082	—	—	10,500,755
MFS Emerging Markets Debt Fund	(451)	44,289	—	106,062	5,189,378
MFS Emerging Markets Debt Local Currency Fund	(7,185)	(9,314)	—	68,742	3,435,966
MFS Emerging Markets Equity Fund	4,250	202,565	—	—	1,579,194
MFS Global Bond Fund	(1,269)	63,407	—	25,768	3,454,462
MFS Global Real Estate Fund	(10,017)	257,003	—	—	8,720,535
MFS Growth Fund	9,032	1,581,296	—	—	13,834,693
MFS High Income Fund	(2,203)	23,964	—	191,671	8,638,583
MFS Inflation-Adjusted Bond Fund	(4,064)	(69,208)	—	82,502	10,432,083
MFS Institutional Money Market Portfolio	46	(39)	—	2,252	392,306
MFS International Growth Fund	12,491	806,508	—	—	6,828,940
MFS International New Discovery Fund	6,097	648,221	—	—	6,326,444
MFS International Value Fund	7,286	666,932	—	—	6,829,787
MFS Mid Cap Growth Fund	5,429	1,325,065	—	—	11,369,184
MFS Mid Cap Value Fund	382	597,323	—	—	11,327,238
MFS New Discovery Fund	633	263,881	—	—	2,626,049
MFS New Discovery Value Fund	(667)	137,936	30,647	24,414	2,623,031
MFS Research Fund	366	856,525	—	—	9,777,384
MFS Research International Fund	7,625	875,280	—	—	8,913,365
MFS Total Return Bond Fund	(1,896)	39,042	—	84,025	6,970,161
MFS Value Fund	1,886	861,301	—	100,533	13,679,929
	$(173,564)	$17,819,693	$30,647	$695,607	$244,507,893

Notes to Financial Statements (unaudited) – continued

	MFS Lifetime 2040 Fund
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	66,853	31,269	(173)	97,949
MFS Blended Research Core Equity Fund	634,453	45,353	(18,065)	661,741
MFS Blended Research Emerging Markets Equity Fund	292,377	11,042	(29,761)	273,658
MFS Blended Research Growth Equity Fund	2,038,067	90,135	(72,130)	2,056,072
MFS Blended Research International Equity Fund	3,938,514	138,062	(210,278)	3,866,298
MFS Blended Research Mid Cap Equity Fund	3,644,888	269,189	(133,593)	3,780,484
MFS Blended Research Small Cap Equity Fund	801,303	85,140	(54,218)	832,225
MFS Blended Research Value Equity Fund	2,002,659	174,405	(106,435)	2,070,629
MFS Commodity Strategy Fund	3,375,864	518,672	(234,762)	3,659,774
MFS Emerging Markets Debt Fund	127,715	59,996	(534)	187,177
MFS Emerging Markets Debt Local Currency Fund	181,826	85,519	(1,225)	266,120
MFS Emerging Markets Equity Fund	120,230	4,571	(10,579)	114,222
MFS Global Bond Fund	146,695	66,729	(1,275)	212,149
MFS Global Real Estate Fund	1,241,893	123,117	(41,227)	1,323,783
MFS Growth Fund	285,058	10,421	(13,185)	282,294
MFS High Income Fund	920,162	442,884	(5,961)	1,357,085
MFS Inflation-Adjusted Bond Fund	1,118,828	230,293	(19,093)	1,330,028
MFS Institutional Money Market Portfolio	169	4,355,546	(4,355,713)	2
MFS International Growth Fund	460,849	16,821	(30,218)	447,452
MFS International New Discovery Fund	475,743	17,642	(28,033)	465,352
MFS International Value Fund	348,111	18,181	(17,989)	348,303
MFS Mid Cap Growth Fund	1,245,241	46,237	(56,240)	1,235,238
MFS Mid Cap Value Fund	881,406	92,988	(37,989)	936,405
MFS New Discovery Fund	170,893	10,327	(9,092)	172,128
MFS New Discovery Value Fund	326,038	47,979	(25,741)	348,276
MFS Research Fund	398,651	22,328	(10,807)	410,172
MFS Research International Fund	941,891	49,582	(45,922)	945,551
MFS Total Return Bond Fund	975,357	151,157	(21,512)	1,105,002
MFS Value Fund	632,758	52,782	(26,151)	659,389

Notes to Financial Statements (unaudited) – continued

	MFS Lifetime 2040 Fund – continued
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(6)	$7,849	$—	$5,078	$942,265
MFS Blended Research Core Equity Fund	7,187	1,385,485	—	—	18,237,573
MFS Blended Research Emerging Markets Equity Fund	54,281	584,300	—	—	4,096,663
MFS Blended Research Growth Equity Fund	14,642	2,747,690	—	—	26,996,221
MFS Blended Research International Equity Fund	137,309	5,579,689	—	—	47,826,107
MFS Blended Research Mid Cap Equity Fund	23,896	3,502,506	—	—	44,685,326
MFS Blended Research Small Cap Equity Fund	25,591	753,141	—	—	10,910,467
MFS Blended Research Value Equity Fund	29,957	2,078,416	—	—	26,752,520
MFS Commodity Strategy Fund	(662,397)	1,527,164	—	—	21,958,644
MFS Emerging Markets Debt Fund	(63)	22,465	—	55,070	2,826,374
MFS Emerging Markets Debt Local Currency Fund	(10)	(12,300)	—	35,710	1,862,842
MFS Emerging Markets Equity Fund	46,412	513,043	—	—	4,092,587
MFS Global Bond Fund	(246)	30,109	—	13,363	1,879,639
MFS Global Real Estate Fund	(2,675)	629,042	—	—	20,717,208
MFS Growth Fund	106,927	3,128,800	—	—	27,108,710
MFS High Income Fund	(47)	11,767	—	99,453	4,709,085
MFS Inflation-Adjusted Bond Fund	(5,100)	(98,488)	—	112,524	13,765,788
MFS Institutional Money Market Portfolio	50	—	—	261	2
MFS International Growth Fund	75,320	1,812,305	—	—	15,061,237
MFS International New Discovery Fund	56,501	1,705,472	—	—	16,431,563
MFS International Value Fund	40,351	1,511,743	—	—	15,071,057
MFS Mid Cap Growth Fund	39,929	2,690,944	—	—	22,444,271
MFS Mid Cap Value Fund	8,866	1,214,591	—	—	22,286,437
MFS New Discovery Fund	11,336	557,614	—	—	5,496,059
MFS New Discovery Value Fund	7,172	283,129	66,668	53,112	5,481,862
MFS Research Fund	5,194	72,099	—	—	18,293,691
MFS Research International Fund	35,460	1,657,351	—	—	17,804,729
MFS Total Return Bond Fund	(4,629)	1,811,537	—	149,140	11,867,723
MFS Value Fund	6,573	1,756,870	—	205,199	26,685,476
	$57,781	$37,464,333	$66,668	$728,910	$456,292,126

Notes to Financial Statements (unaudited) – continued

		MFS Lifetime 2045 Fund
Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Blended Research Core Equity Fund		206,868	33,538	(807)	239,599
MFS Blended Research Emerging Markets Equity Fund		103,726	11,675	(4,885)	110,516
MFS Blended Research Growth Equity Fund		672,463	97,139	(10,812)	758,790
MFS Blended Research International Equity Fund		1,342,334	163,062	(35,517)	1,469,879
MFS Blended Research Mid Cap Equity Fund		1,206,427	195,259	(4,121)	1,397,565
MFS Blended Research Small Cap Equity Fund		270,777	51,030	(7,751)	314,056
MFS Blended Research Value Equity Fund		660,589	109,564	(7,101)	763,052
MFS Commodity Strategy Fund		1,130,795	326,706	(72,414)	1,385,087
MFS Emerging Markets Equity Fund		42,688	5,235	(1,649)	46,274
MFS Global Real Estate Fund		430,027	101,086	(6,127)	524,986
MFS Growth Fund		94,321	12,310	(2,513)	104,118
MFS Inflation-Adjusted Bond Fund		314,181	90,903	(5,537)	399,547
MFS Institutional Money Market Portfolio		380,908	7,901,771	(7,936,977)	345,702
MFS International Growth Fund		158,661	19,988	(6,226)	172,423
MFS International New Discovery Fund		168,772	23,124	(3,505)	188,391
MFS International Value Fund		119,419	18,368	(3,565)	134,222
MFS Mid Cap Growth Fund		415,442	49,105	(6,838)	457,709
MFS Mid Cap Value Fund		291,588	56,649	(1,895)	346,342
MFS New Discovery Fund		57,792	8,615	(1,311)	65,096
MFS New Discovery Value Fund		109,639	25,628	(3,616)	131,651
MFS Research Fund		130,029	19,056	(546)	148,539
MFS Research International Fund		316,189	44,060	(8,198)	352,051
MFS Total Return Bond Fund		307,254	82,427	(5,056)	384,625
MFS Value Fund		209,127	35,613	(1,671)	243,069

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Blended Research Core Equity Fund	$(19)	$481,711	$—	$—	$6,603,347
MFS Blended Research Emerging Markets Equity Fund	1,796	237,329	—	—	1,654,422
MFS Blended Research Growth Equity Fund	546	967,782	—	—	9,962,909
MFS Blended Research International Equity Fund	5,328	2,035,625	—	—	18,182,403
MFS Blended Research Mid Cap Equity Fund	245	1,237,073	—	—	16,519,221
MFS Blended Research Small Cap Equity Fund	1,580	282,642	—	—	4,117,275
MFS Blended Research Value Equity Fund	450	742,603	—	—	9,858,628
MFS Commodity Strategy Fund	(147,864)	473,168	—	—	8,310,523
MFS Emerging Markets Equity Fund	866	208,669	—	—	1,658,013
MFS Global Real Estate Fund	(5,856)	230,675	—	—	8,216,029
MFS Growth Fund	3,378	1,126,892	—	—	9,998,415
MFS Inflation-Adjusted Bond Fund	(1,456)	(27,578)	—	32,857	4,135,309
MFS Institutional Money Market Portfolio	(13)	(20)	—	2,051	345,702
MFS International Growth Fund	7,005	673,573	—	—	5,803,748
MFS International New Discovery Fund	1,765	663,431	—	—	6,652,091
MFS International Value Fund	4,031	555,851	—	—	5,807,776
MFS Mid Cap Growth Fund	1,734	955,491	—	—	8,316,568
MFS Mid Cap Value Fund	(90)	430,170	—	—	8,242,947
MFS New Discovery Fund	430	205,938	—	—	2,078,515
MFS New Discovery Value Fund	256	108,144	23,636	18,885	2,072,195
MFS Research Fund	(6)	574,455	—	—	6,624,834
MFS Research International Fund	3,515	642,089	—	—	6,629,121
MFS Total Return Bond Fund	(1,036)	22,940	—	49,574	4,130,879
MFS Value Fund	26	611,796	—	71,782	9,837,025
	$(123,389)	$13,440,449	$23,636	$175,149	$165,757,895

Notes to Financial Statements (unaudited) – continued

		MFS Lifetime 2050 Fund
Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Blended Research Core Equity Fund		252,783	37,776	(8,626)	281,933
MFS Blended Research Emerging Markets Equity Fund		126,309	15,451	(11,886)	129,874
MFS Blended Research Growth Equity Fund		821,379	107,380	(39,460)	889,299
MFS Blended Research International Equity Fund		1,623,156	183,261	(78,580)	1,727,837
MFS Blended Research Mid Cap Equity Fund		1,476,122	223,723	(56,359)	1,643,486
MFS Blended Research Small Cap Equity Fund		329,383	67,325	(27,009)	369,699
MFS Blended Research Value Equity Fund		809,100	131,609	(42,978)	897,731
MFS Commodity Strategy Fund		1,392,157	349,131	(120,128)	1,621,160
MFS Emerging Markets Equity Fund		51,834	6,213	(3,753)	54,294
MFS Global Real Estate Fund		529,491	108,170	(19,107)	618,554
MFS Growth Fund		114,815	13,117	(6,156)	121,776
MFS Inflation-Adjusted Bond Fund		386,035	95,226	(11,918)	469,343
MFS Institutional Money Market Portfolio		368,014	5,688,489	(5,734,823)	321,680
MFS International Growth Fund		191,563	21,071	(10,405)	202,229
MFS International New Discovery Fund		205,062	24,540	(9,167)	220,435
MFS International Value Fund		145,029	18,853	(6,562)	157,320
MFS Mid Cap Growth Fund		503,323	55,510	(23,247)	535,586
MFS Mid Cap Value Fund		357,106	67,452	(16,830)	407,728
MFS New Discovery Fund		70,139	10,383	(4,305)	76,217
MFS New Discovery Value Fund		134,227	32,586	(12,371)	154,442
MFS Research Fund		158,755	20,795	(5,191)	174,359
MFS Research International Fund		381,639	48,024	(16,567)	413,096
MFS Total Return Bond Fund		377,598	86,422	(11,836)	452,184
MFS Value Fund		255,410	40,164	(9,670)	285,904

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Blended Research Core Equity Fund	$1,052	$575,932	$—	$—	$7,770,064
MFS Blended Research Emerging Markets Equity Fund	6,196	281,441	—	—	1,944,210
MFS Blended Research Growth Equity Fund	3,393	1,155,954	—	—	11,676,502
MFS Blended Research International Equity Fund	10,487	2,433,609	—	—	21,373,341
MFS Blended Research Mid Cap Equity Fund	2,344	1,482,152	—	—	19,426,006
MFS Blended Research Small Cap Equity Fund	5,191	333,707	—	—	4,846,761
MFS Blended Research Value Equity Fund	5,936	883,047	—	—	11,598,684
MFS Commodity Strategy Fund	(250,358)	632,437	—	—	9,726,959
MFS Emerging Markets Equity Fund	3,446	248,231	—	—	1,945,354
MFS Global Real Estate Fund	(5,108)	277,938	—	—	9,680,374
MFS Growth Fund	6,790	1,346,966	—	—	11,694,178
MFS Inflation-Adjusted Bond Fund	(2,239)	(33,415)	—	39,268	4,857,697
MFS Institutional Money Market Portfolio	(88)	4	—	1,907	321,680
MFS International Growth Fund	9,603	805,061	—	—	6,807,044
MFS International New Discovery Fund	4,726	791,377	—	—	7,783,555
MFS International Value Fund	4,374	666,064	—	—	6,807,232
MFS Mid Cap Growth Fund	2,799	1,142,288	—	—	9,731,598
MFS Mid Cap Value Fund	482	516,311	—	—	9,703,918
MFS New Discovery Fund	1,919	243,938	—	—	2,433,614
MFS New Discovery Value Fund	260	127,323	28,552	22,747	2,430,910
MFS Research Fund	953	686,628	—	—	7,776,393
MFS Research International Fund	3,441	769,727	—	—	7,778,590
MFS Total Return Bond Fund	(2,349)	28,734	—	59,315	4,856,460
MFS Value Fund	847	734,965	—	85,643	11,570,525
	$(185,903)	$16,130,419	$28,552	$208,880	$194,541,649

Notes to Financial Statements (unaudited) – continued

		MFS Lifetime 2055 Fund
Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Blended Research Core Equity Fund		72,073	23,443	(1,262)	94,254
MFS Blended Research Emerging Markets Equity Fund		36,166	9,061	(1,714)	43,513
MFS Blended Research Growth Equity Fund		234,028	70,357	(6,281)	298,104
MFS Blended Research International Equity Fund		467,422	117,176	(6,136)	578,462
MFS Blended Research Mid Cap Equity Fund		420,629	136,157	(6,007)	550,779
MFS Blended Research Small Cap Equity Fund		94,096	32,762	(2,733)	124,125
MFS Blended Research Value Equity Fund		230,442	75,758	(5,407)	300,793
MFS Commodity Strategy Fund		395,298	169,931	(22,195)	543,034
MFS Emerging Markets Equity Fund		14,847	3,958	(597)	18,208
MFS Global Real Estate Fund		149,916	60,628	(3,300)	207,244
MFS Growth Fund		32,797	9,243	(1,214)	40,826
MFS Inflation-Adjusted Bond Fund		109,651	48,977	(1,437)	157,191
MFS Institutional Money Market Portfolio		211,049	4,428,396	(4,435,190)	204,255
MFS International Growth Fund		55,244	14,408	(1,878)	67,774
MFS International New Discovery Fund		58,601	16,473	(1,128)	73,946
MFS International Value Fund		41,565	12,260	(1,095)	52,730
MFS Mid Cap Growth Fund		143,873	39,323	(3,647)	179,549
MFS Mid Cap Value Fund		101,707	36,552	(1,622)	136,637
MFS New Discovery Fund		20,028	6,145	(603)	25,570
MFS New Discovery Value Fund		38,253	15,062	(1,482)	51,833
MFS Research Fund		45,282	13,653	(568)	58,367
MFS Research International Fund		110,108	30,765	(2,465)	138,408
MFS Total Return Bond Fund		107,237	45,539	(1,404)	151,372
MFS Value Fund		72,879	24,060	(1,159)	95,780

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Blended Research Core Equity Fund	$(46)	$182,268	$—	$—	$2,597,642
MFS Blended Research Emerging Markets Equity Fund	309	89,335	—	—	651,393
MFS Blended Research Growth Equity Fund	262	364,808	—	—	3,914,104
MFS Blended Research International Equity Fund	457	760,302	—	—	7,155,572
MFS Blended Research Mid Cap Equity Fund	(113)	465,170	—	—	6,510,204
MFS Blended Research Small Cap Equity Fund	(5)	109,365	—	—	1,627,276
MFS Blended Research Value Equity Fund	32	282,654	—	—	3,886,249
MFS Commodity Strategy Fund	(16,378)	145,851	—	—	3,258,205
MFS Emerging Markets Equity Fund	104	78,196	—	—	652,390
MFS Global Real Estate Fund	(3,578)	85,229	—	—	3,243,372
MFS Growth Fund	737	423,155	—	—	3,920,575
MFS Inflation-Adjusted Bond Fund	(395)	(9,983)	—	12,379	1,626,920
MFS Institutional Money Market Portfolio	2	(16)	—	1,345	204,254
MFS International Growth Fund	1,006	250,329	—	—	2,281,267
MFS International New Discovery Fund	149	248,414	—	—	2,611,024
MFS International Value Fund	291	206,584	—	—	2,281,633
MFS Mid Cap Growth Fund	252	358,357	—	—	3,262,411
MFS Mid Cap Value Fund	(188)	162,766	—	—	3,251,962
MFS New Discovery Fund	104	78,797	—	—	816,459
MFS New Discovery Value Fund	(244)	42,300	8,966	7,169	815,853
MFS Research Fund	(47)	216,926	—	—	2,603,150
MFS Research International Fund	401	238,327	—	—	2,606,230
MFS Total Return Bond Fund	(273)	8,025	—	18,608	1,625,737
MFS Value Fund	(6)	228,262	—	27,008	3,876,204
	$(17,167)	$5,015,421	$8,966	$66,509	$65,280,086

Notes to Financial Statements (unaudited) – continued

		MFS Lifetime 2060 Fund
Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Blended Research Core Equity Fund		1,619	1,756	(652)	2,723
MFS Blended Research Emerging Markets Equity Fund		814	766	(326)	1,254
MFS Blended Research Growth Equity Fund		5,261	5,441	(2,126)	8,576
MFS Blended Research International Equity Fund		10,520	10,388	(4,223)	16,685
MFS Blended Research Mid Cap Equity Fund		9,443	10,172	(3,741)	15,874
MFS Blended Research Small Cap Equity Fund		2,112	2,294	(828)	3,578
MFS Blended Research Value Equity Fund		5,168	5,627	(2,084)	8,711
MFS Commodity Strategy Fund		8,838	10,733	(3,934)	15,637
MFS Emerging Markets Equity Fund		335	323	(132)	526
MFS Global Real Estate Fund		3,347	3,997	(1,350)	5,994
MFS Growth Fund		739	739	(303)	1,175
MFS Inflation-Adjusted Bond Fund		2,458	3,095	(1,020)	4,533
MFS Institutional Money Market Portfolio		8,159	193,573	(192,231)	9,501
MFS International Growth Fund		1,242	1,228	(517)	1,953
MFS International New Discovery Fund		1,320	1,353	(541)	2,132
MFS International Value Fund		935	982	(399)	1,518
MFS Mid Cap Growth Fund		3,238	3,287	(1,359)	5,166
MFS Mid Cap Value Fund		2,282	2,572	(912)	3,942
MFS New Discovery Fund		450	468	(181)	737
MFS New Discovery Value Fund		858	986	(352)	1,492
MFS Research Fund		1,018	1,077	(412)	1,683
MFS Research International Fund		2,479	2,553	(1,040)	3,992
MFS Total Return Bond Fund		2,404	2,957	(994)	4,367
MFS Value Fund		1,637	1,822	(679)	2,780

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Blended Research Core Equity Fund	$(14)	$4,535	$—	$—	$75,040
MFS Blended Research Emerging Markets Equity Fund	6	2,153	—	—	18,767
MFS Blended Research Growth Equity Fund	(1)	9,070	—	—	112,608
MFS Blended Research International Equity Fund	225	18,415	—	—	206,393
MFS Blended Research Mid Cap Equity Fund	(84)	11,587	—	—	187,635
MFS Blended Research Small Cap Equity Fund	(50)	2,729	—	—	46,907
MFS Blended Research Value Equity Fund	(48)	6,958	—	—	112,545
MFS Commodity Strategy Fund	(1,187)	4,544	—	—	93,819
MFS Emerging Markets Equity Fund	5	1,873	—	—	18,848
MFS Global Real Estate Fund	(540)	2,262	—	—	93,807
MFS Growth Fund	92	10,579	—	—	112,855
MFS Inflation-Adjusted Bond Fund	(53)	(208)	—	302	46,912
MFS Institutional Money Market Portfolio	1	(1)	—	54	9,501
MFS International Growth Fund	166	6,055	—	—	65,759
MFS International New Discovery Fund	88	6,086	—	—	75,278
MFS International Value Fund	135	5,081	—	—	65,680
MFS Mid Cap Growth Fund	88	8,936	—	—	93,872
MFS Mid Cap Value Fund	(24)	4,069	—	—	93,813
MFS New Discovery Fund	(7)	1,988	—	—	23,517
MFS New Discovery Value Fund	(17)	1,129	204	163	23,482
MFS Research Fund	9	5,424	—	—	75,045
MFS Research International Fund	158	5,760	—	—	75,173
MFS Total Return Bond Fund	(10)	182	—	452	46,908
MFS Value Fund	58	5,518	—	658	112,523
	$(1,004)	$124,724	$204	$1,629	$1,886,687

Notes to Financial Statements (unaudited) – continued

(8)	Acquisitions

At close of business on August 5, 2016, the MFS Lifetime Income Fund with net assets of approximately $623,063,426, acquired all of the assets and liabilities of MFS Lifetime 2015 Fund. The purpose of the transaction was to provide shareholders of MFS Lifetime 2015 Fund the opportunity to participate in a larger combined portfolio with a similar investment objective and similar investment policies and strategies. The acquisition was accomplished by a tax-free exchange of approximately 1,185,728 shares of the Lifetime Income Fund (valued at approximately $14,655,674) for all of the assets and liabilities of MFS Lifetime 2015 Fund. MFS Lifetime 2015 Fund then distributed the shares of the fund that MFS Lifetime 2015 Fund received from the MFS Lifetime Income Fund to its shareholders. MFS Lifetime 2015 Fund’s investments on that date were valued at approximately $14,674,086 with a cost basis of approximately $13,402,737. For financial reporting purposes, assets received and shares issued by the MFS Lifetime Income Fund were recorded at fair value; however, the cost basis of the investments received from MFS Lifetime 2015 Fund were carried forward to align ongoing reporting of the fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Funds’ investment advisory agreements with MFS. The Trustees consider matters bearing on the Funds and their advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2017 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreements for the Funds and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Funds’ investment advisory agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreements, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreements for the Funds were considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreements and other arrangements with the Funds.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Funds for various time periods ended December 31, 2016 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Broadridge on the Funds’ fees and expenses and the fees and expenses of comparable funds identified by Broadridge (the “Broadridge expense group”), (iii) information as to whether and to what extent applicable expense waivers and reimbursements are observed for the Funds, (iv) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Funds and the MFS Funds as a whole, and compared to MFS’ institutional business, (v) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vi) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (vii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Funds and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreements was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Funds and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

MFS Lifetime Income Fund

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2016, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for each of the one- and five-year periods ended December 31, 2016 relative to the Lipper performance universe.

MFS Lifetime 2020 Fund

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2016, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for each of the one- and five-year periods ended December 31, 2016 relative to the Lipper performance universe.

Board Review of Investment Advisory Agreement – continued

MFS Lifetime 2025 Fund

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2016, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for the one-year period ended December 31, 2016 relative to the Lipper performance universe. The Fund commenced operations on November 2, 2012 and has a limited operating history and performance record; therefore no performance data for the five-year period was available.

MFS Lifetime 2030 Fund

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2016, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 1st quintile for each of the one- and five-year periods ended December 31, 2016 relative to the Lipper performance universe.

MFS Lifetime 2035 Fund

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2016, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 1st quintile for the one-year period ended December 31, 2016 relative to the Lipper performance universe. The Fund commenced operations on November 2, 2012 and has a limited operating history and performance record; therefore no performance data for the five-year period was available.

MFS Lifetime 2040 Fund

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2016, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for the one-year period and the 1st quintile for the five-year period ended December 31, 2016 relative to the Lipper performance universe.

MFS Lifetime 2045 Fund

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2016, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for the one-year period ended December 31, 2016 relative to the Lipper performance universe. The Fund commenced operations on November 2, 2012 and has a limited operating history and performance record; therefore no performance data for the five-year period was available.

MFS Lifetime 2050 Fund

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over

Board Review of Investment Advisory Agreement – continued

the three-year period ended December 31, 2016, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for each of the one- and five-year periods ended December 31, 2016 relative to the Lipper performance universe.

MFS Lifetime 2055 Fund

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2016, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for the one-year period ended December 31, 2016 relative to the Lipper performance universe. The Fund commenced operations on November 2, 2012 and has a limited operating history and performance record; therefore no performance data for the five-year period was available.

General

Because of the passage of time, the performance results stated above may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Funds’ performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreements, that they were satisfied with MFS’ responses and efforts relating to investment performance.

The Trustees considered that MFS does not charge any advisory fees for providing investment advisory services to the Funds, but that the Funds pay their pro rata share of the advisory fees paid by the underlying funds in which they invest (the “Underlying Funds”). The Trustees also considered that MFS currently observes an expense limitation for each Fund, which may not be changed without the Trustees’ approval.

In assessing the reasonableness of the Funds’ expenses, the Trustees considered, among other information, the total expense ratios of the Funds’ Class A shares as a percentage of average daily net assets and the total expense ratios of peer groups of funds based on information provided by Broadridge. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any expense limitations that were in effect during the Funds’ last fiscal year): (i) the total expense ratio for each of MFS Lifetime 2020 Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, and MFS Lifetime 2055 Fund was lower than the Broadridge expense group median, and (ii) the total expense ratio for MFS Lifetime Income Fund was approximately at the Broadridge expense group median. Because the Funds do not pay advisory fees, the Trustees did not consider the extent to which economies of scale would be realized due to the Funds’ growth of assets, whether fee levels reflect economies of scale for the Funds’ shareholders, or the fees paid by similar funds to other investment advisers or by similar clients of MFS.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Funds, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Funds and other accounts and products for purposes of estimating profitability.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Funds. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Funds of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Funds by MFS and its affiliates under agreements and plans other than the investment advisory agreements, including any 12b-1 fees the Funds pay to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Funds’ or the Underlying Funds’ behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

Board Review of Investment Advisory Agreement – continued

The Trustees also considered benefits to MFS from the use of the Underlying Funds’ portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Funds.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Funds’ investment advisory agreements with MFS should be continued for an additional one-year period, commencing August 1, 2017.

A discussion of the basis for the Board of Trustees’ approval of the Investment Advisory Agreement for the MFS Lifetime 2060 Fund is included in that Fund’s annual report for the period ended April 30, 2017.

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the funds pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how each fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

Each fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. Each fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of each fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about each fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

Each fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

Each fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of each fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT US

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments of each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): MFS SERIES TRUST XII

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: December 15, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: December 15, 2017

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: December 15, 2017

*	Print name and title of each signing officer under his or her signature.